  As filed with the U.S. Securities and Exchange Commission on April 27, 2006
                          Registration No. 333-124150
                ----------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ------------------
                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO.1 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 19 [X]

        John Hancock Life Insurance Company (U.S.A.) SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                 John Hancock Life Insurance Company (U.S.A.)
                               (Name of Depositor)

                              197 Clarendon Street
                                Boston, MA 02117
         (Complete address of depositor's principal executive offices)

                  Depositor's Telephone Number: 617-572-6000
                              ------------------
                             JAMES C. HOODLET, ESQ.
                 John Hancock Life Insurance Company (U.S.A.)
                              U.S. Protection - LAW
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                                 Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-5208
                              ------------------
It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]   on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                          Prospectus dated May 1, 2006

                                for interests in
                               Separate Account A

                       Interests are made available under

                       PROTECTION VARIABLE UNIVERSAL LIFE

     a flexible premium variable universal life insurance policy issued by

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                              ("John Hancock USA")

The policy provides fixed account options with fixed rates of return declared by John Hancock USA
                     and the following investment accounts:

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Small Cap
International Equity Index B
Overseas Equity
American International
International Value
International Core
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
Growth & Income
500 Index B
Fundamental Value
U.S. Core
Large Cap
Quantitative Value
American Growth-Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
Managed
PIMCO VIT All Asset
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
American Bond
Real Return Bond
Bond Index B
Core Bond
Active Bond
U.S. Government Securities
Short-Term Bond
Money Market B
Lifestyle Aggressive
Lifestyle Growth
Lifestyle Balanced
Lifestyle Moderate
Lifestyle Conservative

                            * * * * * * * * * * * *

     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS

This prospectus is arranged in the following way:

     .    Starting on the next page is a Table of Contents for this prospectus.

     . The section after the Table of Contents is called "Summary of Benefits and Risks". It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.

     . Behind the Summary of Benefits and Risks section is a section called "Fee Tables" that describes the fees and expenses you will pay when buying, owning and surrendering the policy.

     . Behind the Fee Tables section is a section called "Detailed Information". This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.

     . Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the "SAI") and how the SAI, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you will receive the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as "feeder funds", the prospectus for the corresponding "master fund" is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.

                                TABLE OF CONTENTS

                                                              Page No.
                                                             ---------
SUMMARY OF BENEFITS AND RISKS .........................          4
The nature of the policy ..............................          4
Summary of policy benefits ............................          4
   Death benefit ......................................          4
   Surrender of the policy ............................          4
   Withdrawals ........................................          4
   Policy loans .......................................          4
   Optional supplementary benefit riders ..............          5
   Investment options .................................          5
Summary of policy risks ...............................          5
   Lapse risk .........................................          5
   Investment risk ....................................          5
   Transfer risk ......................................          5
   Early surrender risk ...............................          5
   Market timing risk .................................          6
   Tax risks ..........................................          6
FEE TABLES ............................................          7
DETAILED INFORMATION ..................................         14
Table of Investment Options and Investment
   Subadvisers ........................................         14
Description of John Hancock USA .......................         23
Description of Separate Account A .....................         23
The fixed account .....................................         24
The death benefit .....................................         24
   Limitations on payment of death benefit ............         24
   Base Face Amount vs. Supplemental Face
      Amount ..........................................         24
   The minimum death benefit ..........................         25
   When the insured person reaches 121 ................         25
   Requesting an increase in coverage .................         25
   Requesting a decrease in coverage ..................         26
   Change of death benefit option .....................         26
   Tax consequences of coverage changes ...............         26
   Your beneficiary ...................................         26
   Ways in which we pay out policy proceeds ...........         27
   Changing a payment option ..........................         27
   Tax impact of payment option chosen ................         27
Premiums ..............................................         27
   Planned premiums ...................................         27
   Minimum initial premium ............................         27
   Maximum premium payments ...........................         27
   Processing premium payments ........................         28
   Ways to pay premiums ...............................         28
Lapse and reinstatement ...............................         28
   Lapse ..............................................         28
   No-lapse guarantee .................................         28
   Cumulative premium test ............................         29
   Death during grace period ..........................         29
   Reinstatement ......................................         29
The policy value ......................................         30
   Allocation of future premium payments ..............         30
   Transfers of existing policy value .................         30
Surrender and withdrawals .............................         31
   Surrender ..........................................         31
   Withdrawals ........................................         31
Policy loans ..........................................         32
   Repayment of policy loans ..........................         32
   Effects of policy loans ............................         33
Description of charges at the policy level ............         33
   Deduction from premium payments ....................         33
   Deductions from policy value .......................         33
   Additional information about how certain policy
      charges work ....................................         34
   Sales expenses and related charges .................         34
   Method of deduction ................................         34
   Reduced charges for eligible classes ...............         34
   Other charges we could impose in the future ........         35
Description of charges at the portfolio level .........         35
Other policy benefits, rights and limitations .........         35
   Optional supplementary benefit riders you can
      add .............................................         35
   Variations in policy terms .........................         36
   Procedures for issuance of a policy ................         37
   Commencement of insurance coverage .................         37
   Backdating .........................................         37
   Temporary coverage prior to policy delivery ........         37
   Monthly deduction dates ............................         37
   Changes that we can make as to your policy .........         37
   The owner of the policy ............................         38
   Policy cancellation right ..........................         38
   Reports that you will receive ......................         38
   Assigning your policy ..............................         38
   When we pay policy proceeds ........................         39
   General ............................................         39
   Delay to challenge coverage ........................         39
   Delay for check clearance ..........................         39
   Delay of separate account proceeds .................         39
   Delay of general account surrender proceeds ........         39
   How you communicate with us ........................         39
   General rules ......................................         39
   Telephone, facsimile and internet transactions .....         40
   Distribution of policies ...........................         40
Tax considerations ....................................         41
   General ............................................         42
   Policy death benefit proceeds ......................         42
   Other policy distributions .........................         42
   Policy loans .......................................         43
   Diversification rules and ownership of the
      Account .........................................         43
   7-pay premium limit and modified endowment
      contract status .................................         43
   Corporate and H.R. 10 retirement plans .............         44
   Withholding ........................................         44
   Life insurance purchases by residents of Puerto
      Rico ............................................         44
   Life insurance purchases by non-resident aliens ....         44
Financial statements reference ........................         45
Registration statement filed with the SEC .............         45
Independent registered public accounting firm .........         45

                          SUMMARY OF BENEFITS AND RISKS

The nature of the policy

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the investment accounts that you choose. The amount we pay to the policy's beneficiary upon the death of the insured person (we call this the "death benefit") may be similarly affected. That's why the policy is referred to as a "variable" life insurance policy. We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the "Detailed Information" section of this prospectus, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Summary of policy benefits

Death benefit

     When the insured person dies, we will pay the death benefit minus any outstanding loans and accrued interest. There are two ways of calculating the death benefit (Option 1 and Option 2). You choose which one you want in the application. The two death benefit options are:

     . Option 1 - The death benefit will equal the greater of (1) the Total Face Amount, or (2) the minimum death benefit (as described under "The minimum death benefit" provision in the "Detailed Information" section of this prospectus).

     . Option 2 - The death benefit will equal the greater of (1) the Total Face Amount plus the policy value on the date of death, or (2) the minimum death benefit.

Surrender of the policy

     You may surrender the policy in full at any time. If you do, we will pay you the policy value less any outstanding policy debt and less any surrender charge that then applies. This is called your "net cash surrender value". You must return your policy when you request a surrender.

     If you have not taken a loan on your policy, the "policy value" of your policy will, on any given date, be equal to:

     .    the amount you invested,

     . gain or loss of the investment experience of the investment options you've chosen,

     .    minus all charges we deduct, and

     .    minus all withdrawals you have made.

     If you take a loan on your policy, your policy value will be computed somewhat differently. See "Effects of policy loans".

Withdrawals

     After the first policy year, you may make a withdrawal of part of your surrender value. Generally, each withdrawal must be at least $500. We reserve the right to charge a fee of up to the lesser of 2% of the withdrawal amount or $25 for each withdrawal. Your policy value is automatically reduced by the amount of the withdrawal and the fee. We reserve the right to refuse a withdrawal if it would reduce the net cash surrender value or the Total Face Amount below certain minimum amounts.

Policy loans

     You may borrow from your policy at any time by completing the appropriate form. Generally, the minimum amount of each loan is $500. The maximum amount you can borrow is determined by a formula (see the section entitled "Policy loans" for the formula). Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your policy value, and may also result in adverse tax consequences.

Optional supplementary benefit riders

     When you apply for the policy, you can request any of the optional supplementary benefit riders that we make available. Availability of riders varies from state to state. Charges for most riders will be deducted monthly from the policy value.

Investment options

     The policy offers a number of investment options, as listed on the cover of this prospectus. There is an option that provides a fixed rate of return. Such an option is referred to in this prospectus as a "fixed account". The rest of the options have returns that vary depending upon the investment results of underlying portfolios. These options are referred to in this prospectus as "investment accounts". The fixed account and the investment accounts are sometimes collectively referred to in this prospectus as the "accounts". The investment accounts cover a broad spectrum of investment styles and strategies. Although the portfolios of the Series Funds that underlie those investment accounts operate like publicly traded mutual funds, there are important differences between the investment accounts and publicly-traded mutual funds. On the plus side, you can transfer money from one investment account to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. On the negative side, if and when policy earnings are distributed (generally as a result of a surrender or withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges, in aggregate, are significant and will reduce the performance of your policy.

Summary of policy risks

Lapse risk

     If the net cash surrender value is insufficient to pay the charges when due and the no-lapse guarantee is not in effect, your policy can terminate (i.e. "lapse"). This can happen because you haven`t paid enough premiums or because the investment performance of the investment accounts you've chosen has been poor or because of a combination of both factors. You'll be given a "grace period" within which to make additional premium payments to keep the policy in effect. If lapse occurs, you'll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.

     Since withdrawals reduce your policy value, withdrawals increase the risk of lapse. Policy loans also increase the risk of lapse.

Investment risk

     As mentioned above, the investment performance of any investment account may be good or bad. Your policy value will rise or fall based on the investment performance of the investment accounts you've chosen. Some investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the underlying portfolios.

Transfer risk

     There is a risk that you will not be able to transfer your policy value from one investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account options are more restrictive than those that apply to transfers out of investment accounts.

Early surrender risk

     There are surrender charges assessed if you surrender your policy in the first 10 years from the purchase of the policy (or in the first 10 years a Face Amount increase is in effect). Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you.

Market timing risk

     Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

     To discourage disruptive frequent trading activity, we impose restrictions on transfers (see "Transfers of existing policy value") and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see "How you communicate with us"). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment accounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

     While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax risks

     In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the policy's death benefit. If the limit is violated, the policy will be treated as a "modified endowment contract", which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

     In general, you will be taxed on the amount of distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes. If you have elected the Long-Term Care Acceleration Rider, you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge. The tax laws are not clear on this point.

     There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a "modified endowment contract", surrender or lapse of the policy would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

     Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.

                                   FEE TABLES

     This section contains five tables that describe all of the fees and expenses that you will pay when buying and owning the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown in the tables.

     The first table below describes the fees and expenses that you will pay at the time that you pay a premium, withdraw policy value, surrender the policy, lapse the policy or transfer policy value between investment accounts. We reserve the right to increase the premium charge beyond the level indicated on the Transaction Fees table in order to correspond with changes in state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0% to 3.5%.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------
              Charge                               When Charge is Deducted                             Amount Deducted
-----------------------------------------------------------------------------------------------------------------------------------
Maximum premium fee                   Upon payment of premium                             8% of each premium paid
-----------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal fee                Upon making a withdrawal                            The lesser of 2% of the withdrawal
-----------------------------------------------------------------------------------------------------------------------------------
Surrender charge/(1)/                 Upon surrender, policy lapse or any reduction       amount or $25 (currently $0)/(2)/
                                      in Base Face Amount
 Maximum surrender charge                                                                 $128 per thousand dollars of Base Face
                                                                                          Amount

 Minimum surrender charge                                                                 $2.78 per thousand dollars of Base Face
                                                                                          Amount

 Surrender charge for                                                                     $14.10 per thousand dollars of Base
 representative insured person                                                            Face Amount
-----------------------------------------------------------------------------------------------------------------------------------
Maximum transfer fee                  Upon each transfer into or out of an                $25 (currently $0)/(2)/
                                      investment account beyond an annual limit of
                                      not less than 12
-----------------------------------------------------------------------------------------------------------------------------------

(1) A surrender charge is applicable for 10 policy years from the Policy Date or any increase in the Base Face Amount, and is calculated as a percentage of the Surrender Charge Calculation Limit stated in the Policy Specifications page of your policy. The percentage applied to the calculation starts out at 100% and reduces over the surrender charge period. The Surrender Charge Calculation Limit varies by the sex, issue age and underwriting risk class of the insured person. The maximum charge shown in the table is for a 90 year old male substandard smoker underwriting risk, the minimum charge shown is for a 0 year old female standard non-smoker, and the charge for a representative insured person is for a 45 year old male standard non-smoker.

(2) This charge is not currently imposed, but we reserve the right to do so in the policy.

     The next two tables describe the charges and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the portfolio level. Except for the policy loan interest rate, all of the charges shown in the tables are deducted from your policy value. The second table is devoted only to optional supplementary rider benefits.

-----------------------------------------------------------------------------------------------------------------------------------
                                         Periodic Charges Other Than Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Amount Deducted
                                          When Charge is       --------------------------------------------------------------------
             Charge                          Deducted                   Guaranteed Rate                       Current Rate
-----------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge:/(1)/      Monthly

 Minimum charge                                                $0.02 per $1,000 of NAR              $0.02 per $1,000 of NAR

 Maximum charge                                                $83.33 per $1,000 of NAR             $83.33 per $1,000 of NAR

 Charge for representative                                     $0.20 per $1,000 of NAR              $0.10 per $1,000 of NAR
 insured person
-----------------------------------------------------------------------------------------------------------------------------------
Face Amount charge:/(2)/            Monthly for 4 policy
                                    years from the Policy
                                    Date or any increase in
                                    Base Face Amount
 Minimum charge                                                $0.02 per $1,000 of Base Face        $0.02 per $1,000 of Base Face
                                                               Amount                               Amount

Maximum charge                                                 $1.47 per $1,000 of Base Face        $1.47 per $1,000 of Base Face
                                                               Amount                               Amount

Charge for representative                                      $0.14 per $1,000 of Base Face        $0.14 per $1,000 of Base Face
 insured person                                                Amount                               Amount
-----------------------------------------------------------------------------------------------------------------------------------
Administrative charge               Monthly                    $ 15                                 $ 15
-----------------------------------------------------------------------------------------------------------------------------------
Asset-based risk charge/(3)/        Monthly                    0.08% of policy value in policy      0.08% of policy value in policy
                                                               years 1-15                           years 1-15
                                                               0.02% of policy value in policy      0.00% of policy value in policy
                                                               year 16 and thereafter               year 16 and thereafter
-----------------------------------------------------------------------------------------------------------------------------------
Maximum policy loan interest        Accrues daily              4.25%                                4.25%
rate/(4)/                           Payable annually
-----------------------------------------------------------------------------------------------------------------------------------

(1) The cost of insurance charge is determined by multiplying the amount of insurance for which we are at risk (the net amount at risk or "NAR") by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The "minimum" rate shown in the table is the rate in the first policy year for a policy issued to cover a 5 year old female preferred underwriting risk. The "maximum" rate shown in the table at both guaranteed and current rates is the rate in the first policy year for a policy issued to cover a 90 year old male substandard smoker underwriting risk. This includes the so-called "extra mortality charge". The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.

(2) This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, issue age and death benefit option of the insured person. The "minimum" rate shown in the table is for a 0 year old female. The "maximum" rate shown in the table is for a 90 year old male. The "representative insured person" referred to in the table is a 45 year old male.

(3) This charge only applies to that portion of policy value held in the investment accounts. The charge determined does not apply to any fixed account.

(4) 4.25% is the maximum effective annual interest rate we can charge and applies only during policy years 1-10. The effective annual interest rate is 3.0% thereafter (although we reserve the right to increase the rate after the tenth policy year to as much as 3.25%). The amount of any loan is transferred from the accounts to a special loan account which earns interest at an effective annual rate of 3.0%. Therefore, the cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Rider Charges
-----------------------------------------------------------------------------------------------------------------------------------
                                                     When Charge is
                    Charge                              Deducted                              Amount Deducted
-----------------------------------------------------------------------------------------------------------------------------------
Total Disability Waiver of Monthly                 Monthly
Deductions Rider:/(1)/
 Minimum charge                                                          4.00% of all other monthly charges

 Maximum charge                                                          36.00% of all other monthly charges

 Charge for representative insured person                                7% of all other monthly charges
-----------------------------------------------------------------------------------------------------------------------------------
Disability Payment of Specified Premium            Monthly
Rider:/(2)/

 Minimum charge                                                          $15.90 per $1,000 of Specified Premium

 Maximum charge                                                          $198.67 per $1,000 of Specified Premium

 Charge for representative insured person                                $51.66 per $1,000 of Specified Premium
-----------------------------------------------------------------------------------------------------------------------------------
Extended No-Lapse Guarantee Rider:/(3)/            Monthly

 Minimum charge                                                          $0.02 per $1,000 of Base Face Amount

 Maximum charge                                                          $0.08 per $1,000 of Base Face Amount

 Charge for representative insured person                                $0.03 per $1,000 of Base Face Amount
-----------------------------------------------------------------------------------------------------------------------------------
Acceleration of Death Benefit for Qualified        Monthly
Long-Term Care Services Rider:/(4)/

 Minimum charge                                                          $0.01 per $1,000 of NAR

 Maximum charge                                                          $1.80 per $1,000 of NAR

 Charge for representative insured person                                $0.08 per $1,000 of NAR
-----------------------------------------------------------------------------------------------------------------------------------
Residual Life Insurance Benefit and                Monthly
Continuation of Acceleration Rider:/(5)/

 Minimum charge                                                          $2.12 per $1,000 of LMAX Maximum Monthly Benefit Amount

 Maximum charge                                                          $130.37 per $1,000 of LMAX Maximum Monthly Benefit
                                                                         Amount

 Charge for representative insured person                                $7.29 per $1,000 of LMAX Maximum Monthly Benefit Amount
-----------------------------------------------------------------------------------------------------------------------------------

(1) The charge for this rider is determined by multiplying the total of all monthly charges (other than the charge for the rider) by the applicable rate. The rates vary by the issue age and the disability insurance risk characteristics of the insured person. The "minimum" rate shown in the table is for a 15 year old standard or preferred underwriting risk. The "maximum" rate shown in the table is for a 59 year old substandard underwriting risk. The "representative insured person" referred to in the table is a 45 year old standard or preferred underwriting risk.

(2) The charge for this rider is determined by multiplying the Specified Premium by the applicable rate. The Specified Premium is stated in the Policy Specifications page of your policy. The rates vary by the sex, issue age and the disability insurance risk characteristics of the insured person. The "minimum" rate shown in the table is for a 15 year old male standard non-smoker underwriting risk. The "maximum" rate shown in the table is for a 54 year old female substandard smoker underwriting risk. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk.

(3) The charge for this rider is determined by multiplying the Base Face Amount by the applicable rate. The rates vary by sex, issue age, and risk classification of the insured person. The "minimum" rate shown in the table is for a 0 year old female standard non-smoker underwriting risk.
    The "maximum" rate shown in the table is for a 90 year old male standard smoker underwriting risk. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk.

(4) The charge for this rider is determined by multiplying the net amount of insurance for which we are at risk (the net amount at risk or "NAR") by the applicable rate. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The "minimum" rate shown in the table is for a 20 year old female standard non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The Monthly Acceleration Percentage is stated in the Policy Specifications page of your policy. The "maximum" rate shown in the table is for an 80 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage.

(5) The charge for this rider is determined by multiplying the LMAX Maximum Monthly Benefit Amount for this rider by the applicable rate. The LMAX Maximum Monthly Benefit Amount is stated in the Policy Specifications page of your policy. The rates vary by the long-term care insurance risk characteristics of the insured person and the rider benefit level selected. The "minimum" rate shown in the table is for a 20 year old female standard non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The "maximum" rate shown in the table is for a 80 year old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The "representative insured person" referred to in the table is a 45 year old male standard non-smoker underwriting risk with a 4% Monthly Acceleration Percentage.

     The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.

-------------------------------------------------------------------------------------------------
            Total Annual Portfolio Operating Expenses                   Minimum        Maximum
-------------------------------------------------------------------------------------------------
Range of expenses, including management fees, distribution and/
 or service (12b-1) fees, and other expenses                             0.50%          1.53%
-------------------------------------------------------------------------------------------------

     The next table describes the fees and expenses for each class of shares of each portfolio underlying a variable investment option offered through this prospectus. None of the portfolios charge a sales load or surrender fee.The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan which may use the portfolio as its underlying investment medium. Except for the American International, American Growth, American Growth-Income, American Blue Chip Income and Growth, American Bond and PIMCO VIT All Asset portfolios, all of the portfolios shown in the table are NAV class shares that are not subject to Rule 12b-1 fees. Except as indicated in the footnotes appearing at the end of the table, the expense ratios are based upon the portfolio's actual expenses for the year ended December 31, 2005.

     Portfolio Annual Expenses
(as a percentage of portfolio average net assets, rounded to two decimal places)

                                                   Management        12b-1          Other              Total
Portfolio                                             Fees            Fees        Expenses        Annual Expenses
---------                                         ------------      -------      ----------      ----------------
Science & Technology .......................        1.05%/A/        N/A          0.07%                 1.12%
Pacific Rim ................................        0.80%           N/A          0.24%                 1.04%
Health Sciences ............................        1.05%/A/        N/A          0.12%                 1.17%
Emerging Growth ............................        0.80%           N/A          0.08%                 0.88%
Small Cap Growth ...........................        1.07%           N/A          0.06%                 1.13%
Emerging Small Company .....................        0.97%           N/A          0.07%                 1.04%
Small Cap/B/ ...............................        0.85%           N/A          0.03%                 0.88%
Small Cap Index ............................        0.49%           N/A          0.04%                 0.53%
Dynamic Growth .............................        0.95%           N/A          0.07%                 1.02%
Mid Cap Stock ..............................        0.84%           N/A          0.08%                 0.92%
Natural Resources ..........................        1.00%           N/A          0.07%                 1.07%
All Cap Growth .............................        0.85%           N/A          0.06%                 0.91%
Strategic Opportunities ....................        0.80%           N/A          0.08%                 0.88%
Financial Services .........................        0.82%/C/        N/A          0.09%                 0.91%
International Opportunities ................        0.90%           N/A          0.06%                 0.96%
International Small Cap ....................        0.92%           N/A          0.21%                 1.13%
International Equity Index B/B/D/I/ ........        0.55%           N/A          0.04%                 0.59%
Overseas Equity/B/ .........................        1.05%           N/A          0.23%                 1.28%
American International/E/H/ ................        0.52%           0.60%        0.08%                 1.20%
International Value ........................        0.82%/F/        N/A          0.19%                 1.01%
International Core .........................        0.89%           N/A          0.07%                 0.96%
Quantitative Mid Cap .......................        0.74%           N/A          0.10%                 0.84%
Mid Cap Index ..............................        0.49%           N/A          0.04%                 0.53%
Mid Cap Core ...............................        0.87%           N/A          0.08%                 0.95%
Global .....................................        0.82%/F/        N/A          0.16%                 0.98%
Capital Appreciation .......................        0.81%           N/A          0.05%                 0.86%
American Growth/E/ .........................        0.33%           0.60%        0.04%                 0.97%
U.S. Global Leaders Growth .................        0.70%           N/A          0.06%                 0.76%

                                                   Management       12b-1          Other              Total
Portfolio                                             Fees           Fees        Expenses        Annual Expenses
---------                                         -----------      -------      ----------       ----------------
Quantitative All Cap .......................        0.71%           N/A          0.06%                 0.77%
All Cap Core ...............................        0.80%           N/A          0.07%                 0.87%
Total Stock Market Index ...................        0.49%           N/A          0.04%                 0.53%
Blue Chip Growth ...........................        0.81%/A/        N/A          0.07%                 0.88%
U.S. Large Cap .............................        0.83%           N/A          0.06%                 0.89%
Core Equity ................................        0.79%           N/A          0.06%                 0.85%
Strategic Value ............................        0.85%           N/A          0.08%                 0.93%
Large Cap Value ............................        0.84%           N/A          0.08%                 0.92%
Classic Value ..............................        0.80%           N/A          0.24%                 1.04%
Utilities ..................................        0.85%           N/A          0.19%                 1.04%
Real Estate Securities .....................        0.70%           N/A          0.06%                 0.76%
Small Cap Opportunities ....................        0.99%           N/A          0.08%                 1.07%
Small Cap Value/B/D/ .......................        1.07%           N/A          0.05%                 1.12%
Small Company Value/D/ .....................        1.03%/A/        N/A          0.05%                 1.08%
Special Value ..............................        1.00%           N/A          0.21%                 1.21%
Mid Value ..................................        0.98%/A/        N/A          0.08%                 1.06%
Mid Cap Value ..............................        0.85%           N/A          0.05%                 0.90%
Value ......................................        0.74%           N/A          0.06%                 0.80%
All Cap Value ..............................        0.83%           N/A          0.07%                 0.90%
Growth & Income/B/ .........................        0.68%           N/A          0.08%                 0.76%
500 Index B/B/D/I/ .........................        0.47%           N/A          0.03%                 0.50%
Fundamental Value ..........................        0.77%/C/        N/A          0.05%                 0.82%
U.S. Core ..................................        0.76%           N/A          0.05%                 0.81%
Large Cap/B/ ...............................        0.84%           N/A          0.05%                 0.89%
Quantitative Value .........................        0.70%           N/A          0.06%                 0.76%
American Growth-Income/E/ ..................        0.28%           0.60%        0.05%                 0.93%
Equity-Income ..............................        0.81%/A/        N/A          0.05%                 0.86%
American Blue Chip Income and Growth/E/ ....        0.44%           0.60%        0.04%                 1.08%
Income & Value .............................        0.79%           N/A          0.08%                 0.87%
Managed/B/ .................................        0.69%           N/A          0.06%                 0.75%
PIMCO VIT All Asset ........................        0.20%           0.25%        1.08%/G/              1.53%
Global Allocation ..........................        0.85%           N/A          0.19%                 1.04%
High Yield .................................        0.66%           N/A          0.07%                 0.73%
U.S. High Yield Bond/B/D/ ..................        0.74%           N/A          0.21%                 0.95%
Strategic Bond .............................        0.67%           N/A          0.08%                 0.75%
Strategic Income ...........................        0.73%           N/A          0.30%                 1.03%
Global Bond ................................        0.70%           N/A          0.12%                 0.82%
Investment Quality Bond ....................        0.60%           N/A          0.09%                 0.69%
Total Return ...............................        0.70%           N/A          0.07%                 0.77%
American Bond/E/ ...........................        0.43%           0.60%        0.04%                 1.07%
Real Return Bond ...........................        0.70%           N/A          0.07%                 0.77%
Bond Index B/B/D/I/ ........................        0.47%           N/A          0.03%                 0.50%
Core Bond/B/ ...............................        0.67%           N/A          0.07%                 0.74%
Active Bond/B/ .............................        0.60%           N/A          0.07%                 0.67%
U.S. Government Securities .................        0.59%           N/A          0.07%                 0.66%
Short-Term Bond/B/ .........................        0.59%           N/A          0.09%                 0.68%
Money Market B/B/D/I/ ......................        0.49%           N/A          0.04%                 0.53%
Lifestyle Aggressive .......................        0.05%           N/A          0.95%/H/              1.00%
Lifestyle Growth ...........................        0.05%           N/A          0.89%/H/              0.94%

                                                   Management        12b-1         Other               Total
Portfolio                                            Fees            Fees        Expenses         Annual Expenses
---------                                         -----------       -------      ---------        ----------------
Lifestyle Balanced ........................          0.05%          N/A          0.86%/H/              0.91%
Lifestyle Moderate ........................          0.05%          N/A          0.81%/H/              0.86%
Lifestyle Conservative ....................          0.05%          N/A          0.78%/H/              0.83%

/A/ The adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

The percentage fee reduction is as follows:

Combined Average Daily Net                            Fee Reduction
Assets of the T. Rowe Portfolios         (as a percentage of the Management Fee)
--------------------------------        ----------------------------------------
  First $750 million ................                     0.00%
  Over $750 million .................                      5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

Combined Average Daily Net                            Fee Reduction
Assets of the T. Rowe Portfolios         (as a percentage of the Management Fee)
--------------------------------        ----------------------------------------
  First $750 million ................                     0.00%
  Next $750 million .................                      5.0%
  Excess over $1.5 billion ..........                      7.5%

This voluntary fee waiver may be terminated at any time by the adviser.

/B/ Commenced operations April 29, 2005.

/C/ For the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.

                                                              Between $50 million        Excess Over
Portfolio                            First $50 million          and $500 million         $500 million
---------                           -------------------      ---------------------      -------------
  Financial Services .........            0.85%                     0.80%                   0.75%
  Fundamental Value ..........            0.85%                     0.80%                   0.75%

Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:

  Financial Services .........      0.82%
  Fundamental Value ..........      0.77%

/D/ Based on estimates for the current fiscal year.

/E/ Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment management fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15% .

/F/ Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global and International Value portfolios, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.45% of the portfolio's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global Trust and International Value portfolios was 0.77% and 0.78%, respectively. These advisory fee waivers may be rescinded at any time.

/G/ "Other Expenses" for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds` expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above.
PIMCO has contractually agreed, for the portfolio`s current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

/H/ Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, American International, the American Blue Chip Income and Growth, the American Bond, and the American Growth-Income portfolios (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50% to 1.53%.

/I/ The adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund`s "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund`s business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company (U.S.A.) or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the management fee shown for the 500 Index Trust B, Bond Index Trust B, International Equity Index Trust B and Money Market Trust B would be 0.22%, 0.22%, 0.30% and 0.24%, respectively, and the Total Fund Annual Expenses shown would be 0.25%, 0.25%, 0.34% and 0.28%, respectively.

                              DETAILED INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.

Table of Investment Options and Investment Subadvisers

     When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

     The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

     Each of the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust and are subject to a 0.60% 12b-1 fee. The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds", which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

     The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

     The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

     The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

     The portfolios available under the policies are as follows:

 Portfolio                            Portfolio Manager
================================     ====================================
 Science & Technology                T. Rowe Price Associates, Inc.
--------------------------------     ------------------------------------
 Pacific Rim                          MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Health Sciences                     T. Rowe Price Associates, Inc.
--------------------------------     ------------------------------------
 Emerging Growth                      MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Small Cap Growth                    Wellington Management Company,
                                     LLP
--------------------------------     ------------------------------------
 Emerging Small Company               Franklin Advisers, Inc.
--------------------------------     ------------------------------------
 Small Cap                           Independence Investment LLC
--------------------------------     ------------------------------------
 Small Cap Index                      MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Dynamic Growth                      Deutsche Asset Management Inc.
--------------------------------     ------------------------------------
 Mid Cap Stock                        Wellington Management Company,
                                     LLP
--------------------------------     ------------------------------------
 Natural Resources                   Wellington Management Company,
                                     LLP
--------------------------------     ------------------------------------

 Portfolio                            Investment Description
================================     ====================================================================
 Science & Technology                Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 80% of its net assets
                                     (plus any borrowings for investment purposes) in common
                                     stocks of companies expected to benefit from the
                                     development, advancement, and use of science and
                                     technology. Current income is incidental to the portfolio's objective.
--------------------------------     --------------------------------------------------------------------
 Pacific Rim                          Seeks long-term growth of capital by investing in a
                                     diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations
                                     domiciled in countries in the Pacific Rim region.
--------------------------------     --------------------------------------------------------------------
 Health Sciences                     Seeks long-term capital appreciation by investing, under
                                     normal market conditions, at least 80% of its net assets
                                     (plus any borrowings for investment purposes) in common
                                     stocks of companies engaged in the research, development,
                                     production, or distribution of products or services related to health care, medicine, or the life sciences.
--------------------------------     --------------------------------------------------------------------
 Emerging Growth                      Seeks superior long-term rates of return through capital
                                     appreciation by investing, under normal circumstances,
                                     primarily in high quality securities and convertible
                                     instruments of small-cap U.S. companies.
--------------------------------     --------------------------------------------------------------------
 Small Cap Growth                    Seeks long-term capital appreciation by investing, under
                                     normal market conditions, primarily in small-cap
                                     companies that are believed to offer above average potential for growth in revenues and earnings.
--------------------------------     --------------------------------------------------------------------
 Emerging Small Company               Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 80% of its net assets
                                     (plus any borrowings for investment purposes) in common
                                     stock equity securities of companies with market
                                     capitalizations that approximately match the range of
                                     capitalization of the Russell 2000 Growth Index* at the
                                     time of purchase.
--------------------------------     --------------------------------------------------------------------
 Small Cap                           Seeks maximum capital appreciation consistent with
                                     reasonable risk to principal by investing, under normal
                                     market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is
                                     under $2 billion.
--------------------------------     --------------------------------------------------------------------
 Small Cap Index                      Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to
                                     track the performance of the Russell 2000 Index.*
--------------------------------     --------------------------------------------------------------------
 Dynamic Growth                      Seeks long-term growth of capital by investing in stocks
                                     and other equity securities of medium-sized U.S. companies with strong growth potential.
--------------------------------     --------------------------------------------------------------------
 Mid Cap Stock                        Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant
                                     capital appreciation potential.
--------------------------------     --------------------------------------------------------------------
 Natural Resources                   Seeks long-term total return by investing, under normal
                                     market conditions, primarily in equity and equity-related
                                     securities of natural resource-related companies worldwide.
--------------------------------     --------------------------------------------------------------------

 Portfolio                            Portfolio Manager
================================     ====================================
 All Cap Growth                      AIM Capital Management, Inc.
--------------------------------     ------------------------------------
 Strategic Opportunities              Fidelity Management & Research
                                     Company
--------------------------------     ------------------------------------
 Financial Services                  Davis Advisors
--------------------------------     ------------------------------------
 International Opportunities          Marisco Capital Management, LLC
--------------------------------     ------------------------------------
 International Small Cap             Templeton Investment Counsel, Inc.
--------------------------------     ------------------------------------
 International Equity Index B         SSgA Funds Management, Inc.
--------------------------------     ------------------------------------
 Overseas Equity                     Capital Guardian Trust Company
--------------------------------     ------------------------------------
 American International               Capital Research Management
                                     Company
--------------------------------     ------------------------------------
 International Value                 Templeton Investment Counsel, Inc.
--------------------------------     ------------------------------------

 Portfolio                            Investment Description
================================     ====================================================================
 All Cap Growth                      Seeks long-term capital appreciation by investing the
                                     portfolio's assets, under normal market conditions,
                                     principally in common stocks of companies that are likely
                                     to benefit from new or innovative products, services or
                                     processes, as well as those that have experienced above
                                     average, long-term growth in earnings and have excellent
                                     prospects for future growth.
--------------------------------     --------------------------------------------------------------------
 Strategic Opportunities              Seeks growth of capital by investing primarily in common
                                     stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a
                                     combination of both.
--------------------------------     --------------------------------------------------------------------
 Financial Services                  Seeks growth of capital by investing primarily in common
                                     stocks of financial companies. During normal market
                                     conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                     companies that are principally engaged in financial
                                     services. A company is "principally engaged" in financial
                                     services if it owns financial services-related assets
                                     constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
--------------------------------     --------------------------------------------------------------------
 International Opportunities          Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 65% of its assets in
                                     common stocks of foreign companies that are selected for
                                     their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The
                                     portfolio normally invests in issuers from at least three
                                     different countries not including the U.S. The portfolio may invest in common stocks of companies operating in
                                     emerging markets.
--------------------------------     --------------------------------------------------------------------
 International Small Cap             Seeks capital appreciation by investing primarily in the
                                     common stock of companies located outside the U.S. which
                                     have total stock market capitalization or annual revenues of
                                     $1.5 billion or less.
--------------------------------     --------------------------------------------------------------------
 International Equity Index B         Seeks to track the performance of broad-based equity
                                     indices of foreign companies in developed and emerging
                                     markets by attempting to track the performance of the
                                     MSCI All Country World ex-US Index*. (Series I shares
                                     are available for sale to contracts purchased prior to May
                                     13, 2002; Series II shares are available for sale to contracts purchased on or after May 13, 2002).
--------------------------------     --------------------------------------------------------------------
 Overseas Equity                     Seeks long-term capital appreciation by investing, under
                                     normal conditions, at least 80% of its assets in equity
                                     securities of a diversified mix of large established and
                                     medium-sized foreign companies located primarily in
                                     developed countries and, to a lesser extent, in emerging
                                     markets.
--------------------------------     --------------------------------------------------------------------
 American International               Invests all of its assets in Class 2 shares of the International
                                     Fund, a series of American Fund Insurance Series. The
                                     International Fund invests primarily in common stocks of
                                     companies located outside the United States.
--------------------------------     --------------------------------------------------------------------
 International Value                 Seeks long-term growth of capital by investing, under
                                     normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging
                                     markets.
--------------------------------     --------------------------------------------------------------------

 Portfolio                             Portfolio Manager
================================     ====================================
 International Core                  Grantham, Mayo, Van Otterloo &
                                     Co. LLC
--------------------------------     ------------------------------------
 Quantitative Mid Cap                 MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Mid Cap Index                       MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Mid Cap Core                         AIM Capital Management, Inc.
--------------------------------     ------------------------------------
 Global                              Templeton Global Advisors Limited
--------------------------------     ------------------------------------
 Capital Appreciation                 Jennison Associates LLC
--------------------------------     ------------------------------------
 American Growth                     Capital Research Management
                                     Company
--------------------------------     ------------------------------------
 U.S. Global Leaders Growth           Sustainable Growth Advisers, L.P.
--------------------------------     ------------------------------------
 Quantitative All Cap                MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 All Cap Core                         Deutsche Asset Management Inc.
--------------------------------     ------------------------------------
 Total Stock Market Index            MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Blue Chip Growth                    T. Rowe Price Associates, Inc.
--------------------------------     ------------------------------------

 Portfolio                           Investment Description
================================     ====================================================================
 International Core                  Seeks to outperform the MSCI EAFA Index* by investing
                                     typically in a diversified portfolio of equity investments from developed markets other than the U.S.
--------------------------------     --------------------------------------------------------------------
 Quantitative Mid Cap                 Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 80% of its total assets
                                     (plus any borrowings for investment purposes) in U.S. mid-
                                     cap stocks, convertible preferred stocks, convertible bonds and warrants.
--------------------------------     --------------------------------------------------------------------
 Mid Cap Index                       Seeks to approximate the aggregate total return of a mid-
                                     cap U.S. domestic equity market index by attempting to
                                     track the performance of the S&P Mid Cap 400 Index*.
--------------------------------     --------------------------------------------------------------------
 Mid Cap Core                         Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 80% of its assets in
                                     equity securities, including convertible securities, of mid-
                                     capitalization companies.
--------------------------------     --------------------------------------------------------------------
 Global                              Seeks long-term capital appreciation by investing, under
                                     normal market conditions, at least 80% of its net assets
                                     (plus any borrowings for investment purposes) in equity
                                     securities of companies located anywhere in the world,
                                     including emerging markets.
--------------------------------     --------------------------------------------------------------------
 Capital Appreciation                 Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                     subadviser believes have above-average growth prospects.
                                     These companies are generally medium-to-large
                                     capitalization companies.
--------------------------------     --------------------------------------------------------------------
 American Growth                     Invests all of its assets in Class 2 shares of the Growth
                                     Fund, a series of American Fund Insurance Series. The
                                     Growth Fund invests primarily in common stocks of
                                     companies that appear to offer superior opportunities for
                                     growth of capital.
--------------------------------     --------------------------------------------------------------------
 U.S. Global Leaders Growth           Seeks long-term growth of capital by investing, under
                                     normal market conditions, primarily in common stocks of
                                     "U.S. Global Leaders."
--------------------------------     --------------------------------------------------------------------
 Quantitative All Cap                Seeks long-term growth of capital by investing, under
                                     normal circumstances, primarily in equity securities of U.S.
                                     companies. The portfolio will generally focus on equity
                                     securities of U.S. companies across the three market
                                     capitalization ranges of large, mid and small.
--------------------------------     --------------------------------------------------------------------
 All Cap Core                         Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within
                                     the Russell 3000 Index*.
--------------------------------     --------------------------------------------------------------------
 Total Stock Market Index            Seeks to approximate the aggregate total return of a broad
                                     U.S. domestic equity market index by attempting to track
                                     the performance of the Wilshire 5000 Equity Index*.
--------------------------------     --------------------------------------------------------------------
 Blue Chip Growth                     Seeks to achieve long-term growth of capital (current
                                     income is a secondary objective) by investing, under
                                     normal market conditions, at least 80% of the portfolio's
                                     total assets in the common stocks of large and medium-
                                     sized blue chip growth companies. Many of the stocks in
                                     the portfolio are expected to pay dividends.

 Portfolio                            Portfolio Manager
================================     ====================================
 U.S. Large Cap                      Capital Guardian Trust Company
--------------------------------     ------------------------------------
 Core Equity                          Legg Mason Funds Management,
                                     Inc.
--------------------------------     ------------------------------------
 Strategic Value                     Massachusetts Financial Services
                                     Company
--------------------------------     ------------------------------------
 Large Cap Value                      Mercury Advisors
--------------------------------     ------------------------------------
 Classic Value                       Pzena Investment Management,
                                     LLC
--------------------------------     ------------------------------------
 Utilities                            Massachusetts Financial Services
                                     Company
--------------------------------     ------------------------------------
 Real Estate Securities              Deutsche Asset Management Inc.
--------------------------------     ------------------------------------
 Small Cap Opportunities              Munder Capital Management
--------------------------------     ------------------------------------
 Small Cap Value                     Wellington Management Company,
                                     LLP
--------------------------------     ------------------------------------
 Small Company Value                  T. Rowe Price Associates, Inc.
--------------------------------     ------------------------------------

 Portfolio                            Investment Description
================================     ====================================================================
 U.S. Large Cap                      Seeks long-term growth of capital and income by investing
                                     the portfolio's assets, under normal market conditions,
                                     primarily in equity and equity-related securities of
                                     companies with market capitalization greater than $500
                                     million.
--------------------------------     --------------------------------------------------------------------
 Core Equity                          Seeks long-term capital growth by investing, under normal
                                     market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                     The subadviser seeks to purchase securities at large
                                     discounts to the subadviser's assessment of their intrinsic value.
--------------------------------     --------------------------------------------------------------------
 Strategic Value                     Seeks capital appreciation by investing, under normal
                                     market conditions, at least 65% of its net assets in common stocks and related securities of companies which the
                                     subadviser believes are undervalued in the market relative to their long term potential.
--------------------------------     --------------------------------------------------------------------
 Large Cap Value                      Seeks long-term growth of capital by investing, under
                                     normal market conditions, primarily in a diversified
                                     portfolio of equity securities of large cap companies located in the U.S.
--------------------------------     --------------------------------------------------------------------
 Classic Value                       Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 80% of its net assets in domestic equity securities.
--------------------------------     --------------------------------------------------------------------
 Utilities                            Seeks capital growth and current income (income above
                                     that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of
                                     domestic and foreign companies in the utilities industry.
--------------------------------     --------------------------------------------------------------------
 Real Estate Securities              Seeks to achieve a combination of long-term capital
                                     appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                     companies.
--------------------------------     --------------------------------------------------------------------
 Small Cap Opportunities              Seeks long-term capital appreciation by investing, under
                                     normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.
--------------------------------     --------------------------------------------------------------------
 Small Cap Value                     Seeks long-term capital appreciation by investing, under
                                     normal market conditions, at least 80% of its assets in
                                     small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital
                                     appreciation.
--------------------------------     --------------------------------------------------------------------
 Small Company Value                  Seeks long-term growth of capital by investing, under
                                     normal market conditions, primarily in small companies
                                     whose common stocks are believed to be undervalued.
                                     Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for
                                     investment purposes) in companies with a market
                                     capitalization that do not exceed the maximum market
                                     capitalization of any security in the Russell 2000 Index* at the time of purchase.
--------------------------------     --------------------------------------------------------------------

 Portfolio                            Portfolio Manager
================================     ====================================
 Special Value                       Salomon Brothers Asset
 (only Series II available)          Management Inc.
--------------------------------     ------------------------------------
 Mid Value                            T. Rowe Price Associates, Inc.
--------------------------------     ------------------------------------
 Mid Cap Value                       Lord, Abbett & Co
--------------------------------     ------------------------------------
 Value                                Van Kampen
--------------------------------     ------------------------------------
 All Cap Value                       Lord, Abbett & Co
--------------------------------     ------------------------------------
 Growth & Income                      Independence Investment LLC
--------------------------------     ------------------------------------
 500 Index B                         MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Fundamental Value                    Davis Advisors
--------------------------------     ------------------------------------
 U.S. Core                           Grantham, Mayo, Van Otterloo &
                                     Co. LLC
--------------------------------     ------------------------------------
 Large Cap                            UBS Global Asset Management
--------------------------------     ------------------------------------
 Quantitative Value                  MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------

 Portfolio                           Investment Description
================================     ====================================================================
 Special Value                       Seeks long-term capital growth by investing, under normal
 (only Series II available)          circumstances, at least 80% of its net assets in common
                                     stocks and other equity securities of companies whose
                                     market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell
                                     2000 Value Index*.
--------------------------------     --------------------------------------------------------------------
 Mid Value                            Seeks long-term capital appreciation by investing, under
                                     normal market conditions, primarily in a diversified mix of common stocks of mid size U.S. companies that are
                                     believed to be undervalued by various measures and offer
                                     good prospects for capital appreciation.
--------------------------------     --------------------------------------------------------------------
 Mid Cap Value                       Seeks capital appreciation by investing, under normal
                                     market conditions, at least 80% of the portfolio's net assets
                                     (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500
                                     million to $10 billion.
--------------------------------     --------------------------------------------------------------------
 Value                                Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies
                                     with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index*.
--------------------------------     --------------------------------------------------------------------
 All Cap Value                       Seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization
                                     ranges that the subadviser believes are undervalued.
--------------------------------     --------------------------------------------------------------------
 Growth & Income                      Seeks income and long-term capital appreciation by
                                     investing, under normal market conditions, primarily in a
                                     diversified mix of common stocks of large U.S. companies.
--------------------------------     --------------------------------------------------------------------
 500 Index B                         Seeks to approximate the aggregate total return of a broad
                                     U.S. domestic equity market index investing, under normal
                                     market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common
                                     stocks that are included in the S&P 500 Index* and (b)
                                     securities (which may or may not be included in the S&P
                                     500 Index) that MFC Global (U.S.A.) believes as a group
                                     will behave in a manner similar to the index.
--------------------------------     --------------------------------------------------------------------
 Fundamental Value                    Seeks growth of capital by investing, under normal market
                                     conditions, primarily in common stocks of U.S. companies
                                     with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.
--------------------------------     --------------------------------------------------------------------
 U.S. Core                           Seeks long-term growth of capital and income, consistent
                                     with prudent investment risk, by investing primarily in a
                                     diversified portfolio of common stocks of U.S. issuers
                                     which the subadviser believes are of high quality.
--------------------------------     --------------------------------------------------------------------
 Large Cap                            Seeks to maximize total return, consisting of capital
                                     appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus
                                     borrowings for investment purposes, if any) in equity
                                     securities of U.S. large capitalization companies.
--------------------------------     --------------------------------------------------------------------
 Quantitative Value                  Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.
--------------------------------     --------------------------------------------------------------------

 Portfolio                            Portfolio Manager
================================     ====================================
 American Growth-Income              Capital Research Management
                                     Company
--------------------------------     ------------------------------------
 Equity-Income                        T. Rowe Price Associates, Inc.
--------------------------------     ------------------------------------
 American Blue Chip Income           Capital Research Management
 and Growth                          Company
--------------------------------     ------------------------------------
 Income & Value                       Capital Guardian Trust Company
--------------------------------     ------------------------------------
 Managed                             Independence Investment LLC
                                     Capital Guardian Trust Company
                                     Declaration Management &
                                     Research LLC
--------------------------------     ------------------------------------
 PIMCO VIT All Asset Portfolio        Pacific Investment Management
 (a series of the PIMCO Variable     Company
 Insurance Trust) (only Class M
 is available for sale)
--------------------------------     ------------------------------------
 Global Allocation                   UBS Global Asset Management
--------------------------------     ------------------------------------
 High Yield                           Salomon Brothers Asset
                                     Management Inc.
--------------------------------     ------------------------------------
 U.S. High Yield Bond                Wells Fargo Fund Management,
                                     LLC
--------------------------------     ------------------------------------
 Strategic Bond                       Salomon Brothers Asset
                                     Management Inc.
--------------------------------     ------------------------------------

 Portfolio                            Investment Description
================================     ====================================================================
American Growth-Income               Invests all of its assets in Class 2 shares of the Growth-
                                     Income Fund, a series of American Fund Insurance Series.
                                     The Growth-Income Fund invests primarily in common
                                     stocks or other securities which demonstrate the potential for appreciation and/or dividends.
--------------------------------     --------------------------------------------------------------------
 Equity-Income                        Seeks to provide substantial dividend income and also long-
                                     term capital appreciation by investing primarily in
                                     dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                     dividends and capital appreciation.
--------------------------------     --------------------------------------------------------------------
 American Blue Chip Income           Invests all of its assets in Class 2 shares of the Blue Chip
 and Growth                          Income and Growth Fund, a series of American Fund
                                     Insurance Series. The Blue Chip Income and Growth Fund
                                     invests primarily in common stocks of larger, more
                                     established companies based in the U.S. with market
                                     capitalizations of $4 billion and above.
--------------------------------     --------------------------------------------------------------------
 Income & Value                       Seeks the balanced accomplishment of (a) conservation of
                                     principal and (b) long-term growth of capital and income
                                     by investing the portfolio's assets in both equity and fixed-
                                     income securities. The subadviser has full discretion to
                                     determine the allocation between equity and fixed income
                                     securities.
--------------------------------     --------------------------------------------------------------------
 Managed                             Seeks the balanced accomplishment of (a) conservation of
                                     principal and (b) long-term growth of capital and income
                                     by investing the portfolio's assets in both equity and fixed-
                                     income securities. The subadviser has full discretion to
                                     determine the allocation between equity and fixed income
                                     securities.
--------------------------------     --------------------------------------------------------------------
 PIMCO VIT All Asset Portfolio        The portfolio invests primarily in a diversified mix of: (a)
 (a series of the PIMCO Variable     common stocks of large and mid sized U.S. companies, and
 Insurance Trust) (only Class M      (b) bonds with an overall intermediate term average
 is available for sale)              maturity.
--------------------------------     --------------------------------------------------------------------
 Global Allocation                   Seeks total return, consisting of long-term capital
                                     appreciation and current income, by investing in equity and fixed income securities of issuers located within and
                                     outside the U.S.
--------------------------------     --------------------------------------------------------------------
 High Yield                           Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities,
                                     including corporate bonds and other fixed-income
                                     securities.
--------------------------------     --------------------------------------------------------------------
 U.S. High Yield Bond                Seeks total return with a high level of current income by
                                     investing, under normal market conditions, primarily in
                                     below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                     preferred and other convertible securities and bank loans.
--------------------------------     --------------------------------------------------------------------
 Strategic Bond                       Seeks a high level of total return consistent with
                                     preservation of capital by giving its subadviser broad
                                     discretion to deploy the portfolio's assets among certain
                                     segments of the fixed income market as the subadviser
                                     believes will best contribute to achievement of the
                                     portfolio's investment objective.
--------------------------------     --------------------------------------------------------------------

 Portfolio                            Portfolio Manager
================================     ====================================
 Strategic Income                    Sovereign Asset Management, LLC,
                                     LLC
--------------------------------     ------------------------------------
 Global Bond                          Pacific Investment Management
                                     Company
--------------------------------     ------------------------------------
 Investment Quality Bond             Wellington Management Company,
                                     LLP
--------------------------------     ------------------------------------
 Total Return                         Pacific Investment Management
                                     Company
--------------------------------     ------------------------------------
 American Bond                       Capital Research Management Co
                                     LLC
--------------------------------     ------------------------------------
 Real Return Bond                     Pacific Investment Management
                                     Company
--------------------------------     ------------------------------------
 Bond Index B                        Declaration Management &
                                     Research LLC
--------------------------------     ------------------------------------
 Core Bond                            Wells Fargo Fund Management,
                                     LLC
--------------------------------     ------------------------------------
 Active Bond                         Declaration Management &
                                     Research LLC
                                     Sovereign Asset Management, LLC
--------------------------------     ------------------------------------

 Portfolio                            Investment Description
================================     ====================================================================
 Strategic Income                    Seeks a high level of current income by investing, under
                                     normal market conditions, primarily in foreign government
                                     and corporate debt securities from developed and emerging
                                     markets; U.S. Government and agency securities; and U.S.
                                     high yield bonds.
--------------------------------     --------------------------------------------------------------------
 Global Bond                          Seeks to realize maximum total return, consistent with
                                     preservation of capital and prudent investment
                                     management, by investing the portfolio's assets primarily in fixed income securities denominated in major foreign
                                     currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
--------------------------------     --------------------------------------------------------------------
 Investment Quality Bond             Seeks a high level of current income consistent with the
                                     maintenance of principal and liquidity, by investing in a
                                     diversified portfolio of investment grade bonds.
                                     Investments will tend to focus on corporate bonds and U.S.
                                     Government bonds with intermediate to longer term
                                     maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
--------------------------------     --------------------------------------------------------------------
 Total Return                         Seeks to realize maximum total return, consistent with
                                     preservation of capital and prudent investment
                                     management, by investing, under normal market
                                     conditions, at least 65% of the portfolio's assets in a
                                     diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                     vary within a three-to six-year time frame based on the
                                     subadviser's forecast for interest rates.
--------------------------------     --------------------------------------------------------------------
 American Bond                       Seeks to maximize current income and preserve capital.
--------------------------------     --------------------------------------------------------------------
 Real Return Bond                     Seeks maximum return, consistent with preservation of
                                     capital and prudent investment management, by investing,
                                     under normal market conditions, at least 80% of its net
                                     assets in inflation-indexed bonds of varying maturities
                                     issued by the U.S. and non-U.S. governments and by
                                     corporations.
--------------------------------     --------------------------------------------------------------------
 Bond Index B                        Seeks to track the performance of the Lehman Brothers
                                     Aggregate Index** (which represents the U.S. investment
                                     grade bond market) by investing at least 80% of its assets in securities listed in the Lehman Index.
--------------------------------     --------------------------------------------------------------------
 Core Bond                            Seeks total return consisting of income and capital
                                     appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                     subadviser invests in debt securities that the subadviser
                                     believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate
                                     sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are
                                     comparable to investment-grade debt securities. Under
                                     normal circumstances, the subadviser expects to maintain
                                     an overall effective duration range between 4 and 5 1/2
                                     years.
--------------------------------     --------------------------------------------------------------------
 Active Bond                         Seeks income and capital appreciation by investing at least
                                     80% of its assets in a diversified mix of debt securities and instruments.
--------------------------------     --------------------------------------------------------------------

 Portfolio                            Portfolio Manager
================================     ====================================
 U.S. Government Securities          Salomon Brothers Asset
                                     Management Inc.
--------------------------------     ------------------------------------
 Short Term Bond                      Declaration Management &
                                     Research LLC
--------------------------------     ------------------------------------
 Money Market B                      MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
 Lifestyle Aggressive                 MFC Global Investment
                                     Management (U.S.A.) Limited
--------------------------------     ------------------------------------
                                     Deutsche Asset Management Inc.
 Lifestyle Growth                    MFC Global Investment
                                     Management (U.S.A.) Limited
                                     Deutsche Asset Management Inc.
--------------------------------     ------------------------------------
 Lifestyle Balanced                   MFC Global Investment
                                     Management (U.S.A.) Limited
                                     Deutsche Asset Management Inc.
--------------------------------     ------------------------------------
 Lifestyle Moderate                  MFC Global Investment
                                     Management (U.S.A.) Limited
                                     Deutsche Asset Management Inc.
--------------------------------     ------------------------------------
 Lifestyle Conservative               MFC Global Investment
                                     Management (U.S.A.) Limited
                                     Deutsche Asset Management Inc.
--------------------------------     ------------------------------------

 Portfolio                            Investment Description
================================     ====================================================================
 U.S. Government Securities          Seeks a high level of current income consistent with
                                     preservation of capital and maintenance of liquidity, by
                                     investing in debt obligations and mortgage-backed
                                     securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such
                                     securities.
--------------------------------     --------------------------------------------------------------------
 Short Term Bond                      Seeks income and capital appreciation by investing at least
                                     80% of its assets in a diversified mix of debt securities and instruments.
--------------------------------     --------------------------------------------------------------------
 Money Market B                      Seeks maximum current income consistent with
                                     preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397
                                     days or less issued primarily by U. S. entities.
--------------------------------     --------------------------------------------------------------------
 Lifestyle Aggressive                 Seeks to provide long-term growth of capital (current
                                     income is not a consideration) by investing 100% of the
                                     Lifestyle Trust's assets in other portfolios of the Trust
                                     which invest primarily in equity securities.
--------------------------------     --------------------------------------------------------------------
 Lifestyle Growth                    Seeks to provide long-term growth of capital with
                                     consideration also given to current income by investing
                                     approximately 20% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                                     income securities and approximately 80% of its assets in
                                     other portfolios of the Trust which invest primarily in
                                     equity securities.
--------------------------------     --------------------------------------------------------------------
 Lifestyle Balanced                   Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                                     Lifestyle Trust's assets in other portfolios of the Trust
                                     which invest primarily in fixed income securities and
                                     approximately 60% of its assets in other portfolios of the
                                     Trust which invest primarily in equity securities.
--------------------------------     --------------------------------------------------------------------
 Lifestyle Moderate                  Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                                     Lifestyle Trust's assets in other portfolios of the Trust
                                     which invest primarily in fixed income securities and
                                     approximately 40% of its assets in other portfolios of the
                                     Trust which invest primarily in equity securities.
--------------------------------     --------------------------------------------------------------------
 Lifestyle Conservative               Seeks to provide a high level of current income with some
                                     consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                                     income securities and approximately 20% of its assets in
                                     other portfolios of the Trust which invest primarily in
                                     equity securities.
--------------------------------     --------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500
(Reg. TM)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and
"Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire
5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co.
Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

** The Lehman Brothers Aggregate Index is a Bond Index. A Bond Index relies on indicators such as quality, liquidity, term and duration as relevant measures of performance.

     The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

     Russell 2000 Growth Index -- $26 million to $4.4 billion
     Russell 2000 Index -- $105 million to $4.4 billion
     Russell 2500 Index -- $26 million to $11.2 billion
     Russell 3000 Index -- $26 million to $370 billion
     Russell 2000 Value Index -- $41 million to $3.5 billion
     Russell Midcap Value Index -- $582 million to $18.2 billion
     Wilshire 5000 Equity Index -- $1 million to $370 billion
     MSCI All Country World ex US Index -- $419 million to $219.5 billion MSCI EAFA Index -- $419 million to $219.5 billion
     S&P Mid Cap 400 Index -- $423 million to $14.6 billion
     S&P 500 Composite Stock Price Index -- $768 million to $370 billion

Description of John Hancock USA

     We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Account.

     We have received the following ratings from independent rating agencies:

          A++ A.M. Best
          Superior companies have a very strong ability to meet their obligations; 1st category of 16

          AA+ Fitch Ratings
          Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

          AA+ Standard & Poor's
          Very strong financial security characteristics; 2nd category of 21

          Aa2 Moody's
          Excellent in financial strength; 3rd category of 21

     These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of our ability to honor any guarantees provided by the policy and any applicable optional riders, but do not specifically relate to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.

Description of Separate Account A

     The investment accounts shown on page 1 are in fact subaccounts of Separate Account A (the "Account"), a separate account established under Pennsylvania law and operated by us under Michigan law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Account or of us.

     The Account's assets are our property. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can't be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Account. Income, gains and losses credited to, or charged against, the Account reflect the Account's own investment experience and not the investment experience of the John Hancock USA's other assets.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

The fixed account

     Our obligations under any fixed account are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the policy value allocated to any fixed account will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer only one fixed account -- the standard fixed account. The effective annual rate we declare for the fixed account will never be less than 3%. We reserve the right to offer one or more additional fixed accounts with characteristics that differ from those of the current fixed account, but we are under no obligation to do so.

     Because of exemptive and exclusionary provisions, interests in our fixed account have not been and will not be registered under the Securities Act of 1933 ("1933 Act") and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed account. Disclosure regarding fixed accounts may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

The death benefit

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Total Face Amount". Total Face Amount is composed of the Base Face Amount and any Supplemental Face Amount you elect. The only limitation on how much Supplemental Face Amount you can have is that it generally cannot exceed 400% of the Base Face Amount at the Issue Date and 800% of the Base Face Amount thereafter. Scheduled increases to Supplemental Face Amount may be elected in the policy application. There are a number of factors you should consider in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount. These factors are discussed under "Base Face Amount vs. Supplemental Face Amount" below.

     When the insured person dies, we will pay the death benefit minus any outstanding loans, accrued interest and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:

     . Option 1 - The death benefit will equal the greater of (1) the Total Face Amount, or (2) the minimum death benefit (as described below).

     . Option 2 - The death benefit will equal the greater of (1) the Total Face Amount plus the policy value on the date of death, or (2) the minimum death benefit.

     For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Limitations on payment of death benefit

     If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

Base Face Amount vs. Supplemental Face Amount

     As noted above, you should consider a number of factors in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount.

     For the same amount of premiums paid, the amount of the face amount charge deducted from policy value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Supplemental Face Amount, rather than as Base Face Amount. On the other hand, the amount of any Supplemental Face Amount will usually be subject to a much shorter No-Lapse Guarantee Period (see "No-lapse guarantee"). Also, in the calculation of the death benefit on and after the policy anniversary nearest the insured person's 121st birthday, the amount of any Supplemental Face Amount will be limited to the lesser of the current Supplemental Face Amount or the policy value.

     If your priority is to reduce your Face Amount charges, you may wish to maximize the proportion of the Supplemental Face Amount. However, if your priority is to take advantage of the No-Lapse Guarantee feature after the 5th policy year or to maximize the death benefit when the insured person reaches 121, then you may wish to maximize the proportion of the Base Face Amount.

The minimum death benefit

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. There are two tests that can be applied under Federal tax law - the "guideline premium test" and the "cash value accumulation test". When you elect the death benefit option, you must also elect which test you wish to have applied. Once elected, the test cannot be changed without our approval. Under the guideline premium test, we compute the minimum death benefit each business day by multiplying the policy value (and any benefit under the Enhanced Cash Value Rider, if applicable,) on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the guideline premium test. Factors for some ages are shown in the table below:

Attained Age                   Applicable Factor
------------                  ------------------
40 and under ...........             250%
45 .....................             215%
50 .....................             185%
55 .....................             150%
60 .....................             130%
65 .....................             120%
70 .....................             115%
75 .....................             105%
90 .....................             105%
95 and above ...........             100%

A table showing the factor for each age will appear in the policy.

     Under the cash value accumulation test, we compute the minimum death benefit each business day by multiplying the policy value (and any benefit under the Enhanced Cash Value Rider) on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

     As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax considerations"). The guideline premium test may be preferable if you want the policy value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.

     To the extent that the calculation of the minimum death benefit under the selected life insurance qualification test causes the death benefit to exceed our limits, we reserve the right to return premiums or distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, if we should decide to accept the additional amount of insurance, we may require additional evidence of insurability.

When the insured person reaches 121

     At and after the policy anniversary nearest the insured person's 121st birthday, the following will occur:

     . Any Supplemental Face Amount will be limited (see "Base Face Amount vs. Supplemental Face Amount").

     .    We will stop deducting any monthly deductions.

     .    We will stop accepting any premium payments.

Requesting an increase in coverage

     After the first policy year, we may approve an increase in the Base Face Amount or an unscheduled increase in the Supplemental Face Amount at any time, subject to the maximum limit stated in the policy. Generally, each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. An approved increase will take effect on the policy anniversary on or next following the date we approve the request.

Requesting a decrease in coverage

     After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if:

     . the remaining Total Face Amount and Base Face Amount will each be at least $100,000, and

     . the remaining Total Face Amount will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     A pro-rata portion of the surrender charge will be payable upon any requested reduction in the Base Face Amount (see "Surrender charge"). An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced.

Change of death benefit option

     The death benefit option may be changed after the first policy year. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Total Face Amount to decrease below $100,000.

     A change in the death benefit option will result in a change in the policy's Total Face Amount, in order to avoid any change in the amount of the death benefit.

     . If it is a change from Option 1 to Option 2, the new Total Face Amount will be equal to the Total Face Amount prior to the change minus the policy value as of the date of the change. The change will take effect on the policy anniversary on or next following the date the written request for the change is received at our Service Office.

     . If it is a change from Option 2 to Option 1, the new Total Face Amount will be equal to the Total Face Amount prior to the change plus the policy value as of the date of the change. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office.

     If you change the death benefit option, the Federal tax law test ("guideline premium test" or "cash value accumulation test") that you elected at issue will continue to apply. Please read "The minimum death benefit" for more information about these Federal tax law tests.

     Surrender charges will not apply to reductions in the value of Total Face Amount to the extent that the value being reduced had originally been attributable solely to a change in the death benefit option.

Tax consequences of coverage changes

     A change in the death benefit option or Total Face Amount will often change the policy's limits under the life insurance qualification test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refuse or limit a change in the death benefit option or Total Face Amount and (ii) change the Guideline Single Premium or Guideline Level Premium, as applicable. Please read "Tax considerations" to learn about possible tax consequences of changing your insurance coverage under the policy.

Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any named irrevocable beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Ways in which we pay out policy proceeds

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. If no alternative payment option has been chosen, proceeds will be paid as a single sum.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact of payment option chosen

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

Premiums

Planned premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums -- annually, semi-annually or quarterly. You may also choose to pay premiums by monthly electronic funds transfers. The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement").

Minimum initial premium

     The minimum initial premium is set forth in the Policy Specifications page of your policy. After the payment of the initial premium, premiums may be paid at any time and in any amount until the insured person's attained age 121, subject to the limitations on premium amount described below.

Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds this limit. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements is provided under "Tax considerations".

     Large premium payments may expose us to unanticipated investment risk, and we will generally refuse to accept premiums in excess of the Maximum Annual Premium limit set forth in the Policy Specifications. In addition, in order to limit our investment risk exposure under certain market conditions, we may refuse to accept additional premium payments that are not in excess of the Maximum Annual Premium limit. This may be the case, for example, in an environment of decreasing interest rates, where we may not be able to acquire investments for our general account that will sufficiently match the liabilities we are incurring under our fixed account guarantees. Excessive allocations may also interfere with the effective management of our variable investment account portfolios, if we are unable to make an orderly investment of the additional premium into the portfolios. Also, we may refuse to accept an amount of additional premium if the amount of the additional premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

     We will notify you in writing of our refusal to accept additional premium under these provisions within three days following the date that it is received by us, and will promptly thereafter take the necessary steps to return the premium to you. Notwithstanding the foregoing limits on the additional premium that we will accept, we will not refuse to accept any premium necessary to prevent the policy from terminating.

Processing premium payments

     No premiums will be accepted prior to our receipt of a completed application at our Service Office. All premiums received prior to the Issue Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market B investment account. After the Issue Date but prior to the Allocation Date, premiums received are allocated to the Money Market B investment account. The "Allocation Date" of the policy is the 10th day after the Issue Date. The Issue Date is shown on the Policy Specifications page of the policy. On the Allocation Date, the Net Premiums paid plus interest credited, if any, will be allocated among the investment accounts or the fixed account in accordance with the policy owner's instructions. The "Net Premium" is the premium paid less the premium charge we deduct from it.

     Any Net Premium received on or after the Allocation Date will be allocated among investment accounts or the fixed account as of the business day on or next following the date the premium is received at the Service Office. Monthly deductions are normally due on the Policy Date and at the beginning of each policy month thereafter. However, if the monthly deductions are due prior to the Contract Completion Date, they will be deducted from policy value on the Contract Completion Date instead of the dates they were due (see "Procedures for issuance of a policy" for the definition of "Contract Completion Date").

     Payment of premiums will not guarantee that the policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the policy to lapse. However, in states where permitted, the policy will have a No-Lapse Guarantee (as well as an optional Extended No-Lapse Guarantee, if elected) which would prevent the policy from lapsing during the guarantee period, provided certain criteria are satisfied.

Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock". We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock USA Service Office at the appropriate address shown on the back cover of this prospectus.

     We will also accept premiums:

     .    by wire or by exchange from another insurance company, or

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method).

Lapse and reinstatement

Lapse

     Unless the No-Lapse Guarantee is in effect, a policy will go into default if at the beginning of any policy month the policy's net cash surrender value would be zero or below after deducting the monthly deductions then due. Therefore, a policy could lapse eventually if increases in policy value (prior to deduction of policy charges) are not sufficient to cover policy charges. A lapse could have adverse tax consequences as described under "Tax considerations". We will notify you of the default and will allow a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the net cash surrender value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two policy months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate (i.e., "lapse") with no value.

No-lapse guarantee

     In those states where it is permitted, as long as the cumulative premium test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the policy will not go into default, even if adverse investment experience or other factors should cause the policy's surrender value to fall to zero or below during such period.

     The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

     The No-Lapse Guarantee Premium is set at issue on the basis of the Face Amount and reflects the age, sex and risk class of the proposed insured, as well as any additional rating and supplementary benefits, if applicable. It is subject to change if (i) the Face Amount of the policy is changed, (ii) there is a death benefit option change, (iii) there is a decrease in the Face Amount of insurance due to a withdrawal, (iv) there is any change in the supplementary benefits added to the policy or in the risk classification of the insured person or (v) a temporary additional rating is added (due to a Face Amount increase).

     The No-Lapse Guarantee Period is set at issue and is stated in the policy. The No-Lapse Guarantee Period for any Supplemental Face Amount is the first 2 policy years. Certain state limitations may apply, but generally the No-Lapse Guarantee Period for the Base Face Amount is (i) the lesser of twenty years or to age 75 or (ii) 5 years if the insured person's issue age is 70 or older. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has elected an increasing Supplemental Face Amount or a Return of Premium rider, however, is limited to the first 2 policy years.

     While the No-Lapse Guarantee is in effect, we will determine at the beginning of the policy month that your policy would otherwise be in default, whether the cumulative premium test, described below, has been met. If the test has not been satisfied, we will notify you of that fact and allow a 61-day grace period in which you may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification, will be equal to the lesser of:

     (a) the outstanding premium requirement to satisfy the cumulative premium test at the date of default, plus the monthly No-Lapse Guarantee Premium due for the next three policy months, or

     (b) the amount necessary to bring the surrender value to zero plus the monthly deductions due, plus the next three monthly deductions plus the applicable premium charge.

     If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the policy will terminate.

Cumulative premium test

     The cumulative premium test is satisfied if, as of the beginning of the policy month that your policy would otherwise be in default, the sum of all premiums paid to date less any withdrawals taken on or before the date of the test and less any policy debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the policy date to the date of the test.

Death during grace period

     If the insured person should die during the grace period, the policy value used in the calculation of the death benefit will be the policy value as of the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

     You can reinstate a policy that has gone into default and terminated at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

     (a)  The insured person's risk classification is standard or preferred, and

     (b)  The insured person's attained age is less than 46.

     By making a written request, you can reinstate a policy that has gone into default and terminated at any time within the three-year period following the date of termination subject to the following conditions:

     (a) You must provide to us evidence of the insured person's insurability that is satisfactory to us; and

     (b) You must pay a premium equal to the amount that was required to bring the policy out of default immediately prior to termination, plus the amount needed to keep the policy in force to the next scheduled date for payment of the Planned Premium.

     If the reinstatement is approved, the date of reinstatement will be the later of the date we approve your request or the date the required payment is received at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The policy value on the date of reinstatement, prior to the crediting of any Net Premium paid in connection with the reinstatement, will be equal to the policy value on the date the policy terminated. Any policy debt not paid upon termination of a policy will be reinstated if the policy is reinstated.

     Generally, the suicide exclusion and incontestability provisions will apply from the effective date of reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.

The policy value

     From each premium payment you make, we deduct the premium charge described under "Deduction from premium payments". We invest the rest (known as the "Net Premium") in the accounts (fixed or investment) you've elected. Special investment rules apply to premiums processed prior to the Allocation Date. (See "Processing premium payments".)

     Over time, the amount you've invested in any investment account will increase or decrease the same as if you had invested the same amount directly in the corresponding underlying portfolio and had reinvested all portfolios' dividends and distributions in additional portfolio shares; except that we will deduct certain additional charges which will reduce your policy value. We describe these charges under "Description of charges at the policy level".

     We calculate the unit values for each investment account once every business day. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, which is usually the close of day-time trading on the New York Stock Exchange, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

     The amount you've invested in any fixed account will earn interest at the rates we declare from time to time. For the fixed account, we guarantee that this rate will be at least 3%. If you want to know what the current declared rate is for the fixed account, just call or write to us. Amounts you invest in the fixed account will not be subject to the asset-based risk charge described under "Deductions from policy value". Otherwise, the policy level charges applicable to the fixed account are the same as those applicable to the investment accounts. We reserve the right to offer one or more additional fixed accounts with characteristics that differ from those of the current fixed account, but we are under no obligation to do so.

Allocation of future premium payments

     At any time, you may change the accounts (fixed or investment) in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing policy value

     You may also transfer your existing policy value from one account (fixed or investment) to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any account in any policy year is $1,000,000.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment accounts. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of investment accounts and to impose a fee of up to $25 for any transfer beyond an annual limit (which will not be less than 12). No transfer fee will be imposed on any transfer from an investment account into a fixed account if the transfer occurs during the following periods:

     .    within 18 months after the policy's Issue Date, or

     . within 60 days after the later of the effective date of a material change in the investment objectives of any investment account or the date you are notified of the change.

Subject to the restrictions set forth below, you may transfer existing policy value into or out of investment accounts. Transfers out of a fixed account are subject to additional limitations noted below.

     Our current practice is to restrict transfers into or out of investment accounts to two per calendar month (except with respect to those policies described in the following paragraph). For purposes of this restriction, and in applying the limitation on the number of free transfers, transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern Time) to the close of that business day (usually 4:00 p.m. Eastern Time) are considered one transfer. You may, however, transfer to the Money Market B investment account even if the two transfer per month limit has been reached, but

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


only if 100% of the account value in all investment accounts is transferred to the Money Market B investment account. If such a transfer to the Money Market B investment account is made, then for the 30 calendar day period after such transfer no transfers from the Money Market B investment account to any other accounts (fixed or investment) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

     Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any policy values are transferred from one investment account into a second investment account, the values can only be transferred out of the second investment account if they are transferred into the Money Market B investment account; and (ii) any policy values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market B investment account may not be transferred out of the Money Market B investment account into any other accounts (fixed or investment) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

     The most you can transfer at any one time out of a fixed account is the greater of (i) the fixed account maximum transfer amount of $2,000, or (ii) the fixed account maximum transfer percentage of 15% multiplied by the amount of the fixed account on the immediately preceding policy anniversary. Any transfer which involves a transfer out of the fixed account may not involve a transfer to the Money Market B investment account.

     We reserve the right to impose a minimum amount limit on transfers out of any fixed account. We also reserve the right to impose different restrictions on any additional fixed account that we may offer in the future.

     Dollar cost averaging. We may offer policy owners a dollar cost averaging ("DCA") program. Under the DCA program, the policy owner will designate an amount which will be transferred monthly from one investment account into any other investment account(s) or the fixed account. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified. No fee is charged for this program.

     We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

     Asset allocation balancer transfers. Under the asset allocation balancer program the policy owner will designate an allocation of policy value among investment accounts. At six-month intervals beginning six months after the Policy Date, we will move amounts among the investment accounts as necessary to maintain your chosen allocation. A change to your premium allocation instructions will automatically result in a change in asset allocation balancer instructions so that the two are identical unless you either instruct us otherwise or have elected the dollar cost averaging program. No fee is charged for this program.

     We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.

Surrender and withdrawals

Surrender

     You may surrender your policy in full at any time. If you do, we will pay you the policy value less any policy debt and surrender charge that then applies. This is called your "net cash surrender value". You must return your policy when you request a surrender. We will process surrenders on the day we receive the surrender request (unless such day is not a business day, in which case we will process surrenders as of the business day next following the date of the receipt).

Withdrawals

     After the first policy year, you may make a withdrawal of part of your net cash surrender value once in each policy month. Generally, each withdrawal must be at least $500. If the withdrawal results in a reduction in Base Face Amount, a charge equal to a pro-rata portion of any surrender charge will be applied. In addition, we reserve the right to charge a withdrawal fee of up to the lesser of 2% of the withdrawal amount or $25. We will automatically reduce the policy value of your policy by the amount of the withdrawal and the related charges. Unless otherwise specified by you, each account (fixed

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


and investment) will be reduced in the same proportion as the policy value is then allocated among them. We will not permit a withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly deductions (see "Deductions from policy value"). We also reserve the right to refuse any withdrawal that would cause the policy's Total Face Amount or the Base Face Amount to fall below $100,000.

     Because it reduces the policy value, any withdrawal will reduce your death benefit under either Option 1 or Option 2 (see "The death benefit"). Under Option 1, such a withdrawal may also reduce the Total Face Amount. Any such reduction in the Total Face Amount will be implemented by first reducing any Supplemental Face Amount then in effect. The Base Face Amount will be reduced only after the Supplemental Face Amount has been reduced to zero. If such a reduction in Total Face Amount would cause the policy to fail the Internal Revenue Code's definition of life insurance, we will not permit the withdrawal. As noted, above, if the withdrawal results in a reduction in Base Face Amount, a pro-rata portion of the applicable surrender charge will be deducted from the policy value (see "Surrender charge"). We reserve the right to waive the pro-rata surrender charge on any reduction in Base Face Amount if the withdrawal is designed to serve certain administrative purposes (such as the payment of fees associated with the provision of asset management services).

     For example, assume a policy owner that has elected death benefit Option 1 requests a withdrawal of $25,000 on a policy with a Base Face Amount of $200,000 and a current surrender charge of $10,000. The $25,000 withdrawal would reduce the Base Face Amount from $200,000 to $175,000. The reduction in Base Face Amount would trigger a partial surrender charge equal to the surrender charge times the proportionate reduction in Base Face Amount, in this case equal to $10,000 X (25,000/200,000) or $1,250. The surrender charge after the withdrawal would be equal to $10,000 - $1,250 or $8,750. If the policy owner had instead purchased a policy with $200,000 of Base Face Amount and $100,000 of Supplemental Face Amount, the withdrawal of $25,000 would reduce the Supplemental Face Amount from $100,000 to $75,000. Since the Base Face Amount would remain at $200,000, no partial surrender charge would be deducted.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us. The maximum amount you can borrow is the greater of (i) 90% of net cash surrender value and (ii) the amount determined as follows:

     .    We first determine the net cash surrender value of your policy.

     . We then subtract an amount equal to the monthly deductions then being deducted from policy value times the number of full policy months until the next policy anniversary.

     . We then multiply the resulting amount by 1.25% in policy years 1 through 10 and 0% thereafter (although we reserve the right to increase the percentage after the tenth policy year to as much as .25%).

     .    We then subtract the third item above from the second item above.

     The minimum amount of each loan is $500. The interest charged on any loan is an effective annual rate of 4.25% in the first 10 policy years and 3.0% thereafter. However, we reserve the right to increase the percentage after the tenth policy year to as much as 3.25%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. Unless otherwise specified by you, the amount of the loan is deducted from the accounts (fixed and investment) in the same proportion as the policy value is then allocated among them. The amount of the loan is then placed in a special loan account. This special loan account will earn interest at an effective annual rate of 3.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to increase the rate charge on the loan to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loans is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the business day on or next following the day we receive the loan request.

Repayment of policy loans

     You can repay all or part of a loan at any time. Each repayment will be allocated among the accounts as follows:

     . The same proportionate part of the loan as was borrowed from any fixed account will be repaid to that fixed account.

     . The remainder of the repayment will be allocated among the accounts in the same way a new premium payment would be allocated (unless otherwise specified by you).

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.

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


Effects of policy loans

     The policy value, the net cash surrender value, and any death benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the accounts and placed in a special loan account. The accounts and the special loan account will generally have different rates of investment return.

     The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

     Taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Also, whenever the outstanding loan equals or exceeds your policy value after the insured person reaches age 121, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations").

Description of charges at the policy level

Deduction from premium payments

     . Premium charge - A charge to help defray our sales costs and related taxes. The current charge is 8% of each premium paid for the first 5 policy years and 2% thereafter.

Deductions from policy value

     . Administrative charge - A monthly charge to help cover our administrative costs. This is a flat dollar charge of $15.

     . Face Amount charge - A monthly charge for the first four policy years to primarily help cover sales costs. To determine the charge we multiply the amount of Base Face Amount by a rate which varies by the insured person's sex, age, and risk classification at issue.

     . Cost of insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the net amount of insurance for which we are then at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. The current rates will never be more than the maximum rates shown in the policy. The cost of insurance rates we use will depend on the age at issue, the insurance risk characteristics and (usually) gender of the insured person, and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) For Death Benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

          (a) is the death benefit as of the first day of the policy month, divided by 1.0024663; and

          (b) is the policy value as of the first day of the policy month after the deduction of all other monthly deductions.

          Since the net amount at risk for Death Benefit Option 1 is based on a formula that includes as factors the death benefit and the policy value, the net amount at risk is affected by the investment performance of the investment accounts chosen, payment of premiums and charges assessed.

          If the minimum death benefit is greater than the Total Face Amount, the cost of insurance charge will reflect the amount of that additional benefit.

          For Death Benefit Option 2, the net amount at risk is equal to the Total Face Amount of insurance divided by 1.0024663.

     . Asset-based risk charge - A monthly charge to help cover sales, administrative and other costs. The charge is a percentage of that portion of your policy value allocated to investment accounts. This charge does not apply to the current fixed account. This charge is not currently imposed, but we reserve the right to do so.

     . Supplementary benefits charges - Monthly charges for any supplementary insurance benefits added to the policy by means of a rider.

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


     . Withdrawal fee - A fee for each withdrawal of policy value to compensate us for the administrative expenses of processing the withdrawal. The charge is the lesser of 2% of the withdrawal amount or $25.

     . Surrender charge - A charge we deduct if the policy lapses or is surrendered within the first 10 policy years from the Policy Date or any increase in the Base Face Amount. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The charge is a percentage of the premiums we received in the first policy year that do not exceed the Surrender Charge Calculation Limit stated in the Policy Specifications page of your policy. The percentage applied is dependent upon the policy year during which lapse or surrender occurs, as shown in the following table:

Policy Year           Percentage Applied
-----------          -------------------
  1 ...........              100%
  2 ...........              100%
  3 ...........              100%
  4 ...........              100%
  5 ...........               95%
  6 ...........               95%
  7 ...........               90%
  8 ...........               70%
  9 ...........               50%
  10+ .........                0%

          The percentage is graded down proportionately at the beginning of each policy month until the next level is reached. The above table applies only if the insured person is less than age 45 at issue. For older issue ages, the percentages in the above table may be reduced. by dividing the reduction in Base Face Amount by the Base Face Amount immediately prior to the reductions and then multiplying the applicable surrender charge by that ratio.

Additional information about how certain policy charges work

Sales expenses and related charges

     The premium charges help to compensate us for the cost of selling our policies. (See "Description of charges at the policy level".) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the premium charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the administrative charge may also be recovered from such other sources.

Method of deduction

     We deduct the monthly deductions described in the Fee Tables section from your policy's accounts (fixed and investment) in proportion to the amount of policy value you have in each, unless otherwise specified by you.

Reduced charges for eligible classes

     The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

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


Other charges we could impose in the future

     Except for a portion of the premium charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment accounts. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium charge in order to correspond with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0% to 3.5%.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

Description of charges at the portfolio level

     The portfolios must pay investment management fees and other operating expenses. These fees and expenses (shown in the tables of portfolio annual expenses under "Fee Tables") are different for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any investment accounts you select. We may also receive payments from a Series Fund or its affiliates at an annual rate of up to approximately 0.45% of the average net assets that holders of our variable life insurance policies and other products have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the tables. Expenses of the portfolios are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

Other policy benefits, rights and limitations

Optional supplementary benefit riders you can add

     When you apply for a policy, you can request any of the optional supplementary benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. We may add to, delete from or modify the list of optional supplementary benefit riders.

     . Total Disability Waiver of Monthly Deductions Rider - This rider waives monthly deductions under the policy during the total disability (as defined in the rider) of the insured person. The benefit continues until the earlier of (i) the policy anniversary nearest the insured person's 65th birthday or (ii) the cessation of total disability.

     . Disability Payment of Specified Premium Rider - This rider will deposit the Specified Premium into the policy value of your policy each month during the total disability (as defined in the rider) of the insured person. There is a 6 month "waiting period" of total disability before deposits begin. Deposits continue until cessation of total disability, but will cease at the insured person's 65th birthday if total disability begins on or after the policy anniversary nearest the insured person's 60th birthday. The "Specified Premium" is chosen at issue and will be stated in the Policy Specifications page of your policy.

     . Acceleration of Death Benefit for Qualified Long-Term Care Services Rider - This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes "chronically ill" so that such person: (1) is unable to perform at least 2 activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain qualified services described in the rider.

          Benefits under the Long-Term Care Acceleration Rider will not begin until we receive proof that the insured person qualifies and has received 100 days of "qualified long-term care service" as defined in the rider, while the policy was in force. You must continue to submit evidence during the insured person's lifetime of the insured person's eligiblity for rider benefits.

          We determine a maximum amount of death benefit that we will advance for each month of qualification. This amount, called the "Maximum Monthly Benefit", is based on the percentage of the policy's death benefit that you select when you apply for the policy, and the death benefit amount in effect when the insured person qualifies for benefits. The actual amount of any advance is based on the expense incurred by the insured person, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. The first 100 days of qualified long-term care service, however, are excluded in any determination of an advance. We will recalculate the Maximum Monthly Benefit if you make a withdrawal of policy value, and for other events described in the rider. Each advance reduces the remaining death benefit under your policy, and causes a proportionate reduction in your policy value. If you have a policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross advance is $2,000, then the net advance would be $1,800 = $2,000 X (1
          - ($10,000/ $100,000)). As a result of the advance, the indebtedness will be reduced by $200.

          We restrict your policy value's exposure to market risk when benefits are paid under the Long-Term Care Acceleration rider. We do this in several ways. First, before we begin paying any Monthly Benefit, we will transfer all policy value from the investment accounts to the fixed account. (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to an investment account while rider benefits are paid. Your participation in any of the automatic investment plans will also be suspended during this period.

          If the insured person no longer qualifies for rider benefits and your policy remains in force, you will be permitted to invest new premium payments or transfer existing policy value in the investment accounts. (The restriction on transfers from the fixed account described on page will continue to apply.) Benefits under this rider do not reduce the No-Lapse Guarantee Premium requirements or the Extended No-Lapse Guarantee Premium requirements that may be necessary for the No-Lapse Guarantee or Extended No-Lapse Guarantee to remain in effect after a termination of rider benefits.

          If you purchase this rider:

               . you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of elder care services available to seniors, and

               . you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

          This rider is sometimes referred to as the "LifeCare Rider".

     .    Residual Life Insurance Benefit and Continuation of Acceleration Rider
          - This rider is available only if you also purchase the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider. This rider provides protection against the death benefit being reduced below $25,000. The rider also provides for a continuation of benefits under the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider after such benefits would otherwise have ceased. The monthly maximum continuation benefit is determined by multiplying the Monthly Acceleration Percentage specified in the Policy Specifications times the Total Face Amount. This rider is sometimes referred to as the "LMAX Rider".

Variations in policy terms

     Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes". No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

     Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.

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


Procedures for issuance of a policy

     Generally, the policy is available with a minimum Total Face Amount at issue of $100,000 and a minimum Base Face Amount at issue of $100,000. At the time of issue, the insured person must have an attained age of no more than 90. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

     Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.

Commencement of insurance coverage

     After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary coverage prior to policy delivery" below).

     The policy will take effect only if all of the following conditions are satisfied:

     .    The policy is delivered to and received by the applicant.

     .    The minimum initial premium is received by us.

     . The insured person is living and there has been no deterioration in the insurability of the insured person since the date of the application.

     The date all of the above conditions are satisfied is referred to in this prospectus as the "Contract Completion Date". If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "Policy Date". That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the Policy Date.

Backdating

     Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Monthly deductions for the period the Policy Date is backdated will actually be deducted from policy value on the Contract Completion Date.

Temporary coverage prior to policy delivery

     If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage.

Monthly deduction dates

     Each charge that we deduct monthly is assessed against your policy value at the close of business on the Policy Date and at the close of the first day in each subsequent policy month.

Changes that we can make as to your policy

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

     . Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws

     .    Combining or removing fixed accounts or investment accounts

     .    Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

The owner of the policy

     Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     .    Determine when and how much you invest in the various accounts

     .    Borrow or withdraw amounts you have in the accounts

     .    Change the beneficiary who will receive the death benefit

     .    Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its net cash surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

     It is possible to name so-called "joint owners" of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Policy cancellation right

     You have the right to cancel your policy within 10 days after you receive it (the period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to:

     . John Hancock USA at one of the addresses shown on the back cover of this prospectus, or

     .    the John Hancock USA representative who delivered the policy to you.

     The date of cancellation will be the date of such mailing or delivery. In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your policy value on the date of cancellation.

Reports that you will receive

     At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the amount of the death benefit, the portion of the policy value in the fixed account and in each investment account, premiums received and charges deducted from premiums since the last report, any outstanding policy loan (and interest charged for the preceding policy year), and any further information required by law. Moreover, you also will receive confirmations of premium payments, transfers among accounts, policy loans, partial withdrawals and certain other policy transactions.

     Semiannually we will send you a report containing the financial statements of the portfolios, including a list of securities held in each portfolio.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive a copy of the assignment at our Service Office.

Nor are we responsible for the validity of the assignment or its efficacy in meeting your objectives. An absolute assignment is a change of ownership. All collateral assignees of record must usually consent to any surrender, withdrawal or loan from the policy.

When we pay policy proceeds

General

     We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from an investment account if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of policy value among the investment accounts may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Delay of general account surrender proceeds

     State laws allow us to defer payment of any portion of the net cash surrender value derived from any fixed account for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.

How you communicate with us

General rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock USA Service Office at the appropriate address shown on the back cover.

     Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

     .    loans

     .    surrenders or withdrawals

     .    change of death benefit option

     .    increase or decrease in Face Amount

     .    change of beneficiary

     .    election of payment option for policy proceeds

     .    tax withholding elections

     .    election of telephone/internet transaction privilege.

     The following requests may be made either in writing (signed and dated by you) or by telephone or fax or through the Company's secured website, if a special form is completed (see "Telephone, facsimile and internet transactions" below):

     .    transfers of policy value among accounts

     .    change of allocation among accounts for new premium payments

     You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We do not consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone, facsimile and internet transactions

     If you complete a special authorization form, you can request transfers among accounts and changes of allocation among accounts simply by telephoning us at 1-800-387-2747 or by faxing us at 1-416-926-5656 or through the Company's secured website. Any fax or internet request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the accounts involved. We will honor telephone and internet instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone/internet transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line or internet usage. If this occurs, you should submit your request in writing.

     If you authorize telephone or internet transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or internet instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions which are reasonably designed to confirm that instructions received by telephone or internet are genuine. These procedures include requiring personal identification, the use of a unique password for internet authorization, recording of telephone calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or internet are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. To discourage disruptive frequent trading, we have imposed certain transfer restrictions (see "Transfers of existing policy value"). In addition, we also reserve the right to change our telephone, facsimile and internet transaction privileges outlined in this section at any time, and to suspend or terminate any or all of those privileges with respect to any owners who we feel are abusing the privileges to the detriment of other owners.

Distribution of policies

     John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy. (See "Description of charges at the policy level".)

     A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

     Standard compensation. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 130% of target commissionable premium paid in the first policy year, and 8% of target commissionable premium paid in years 2-5. Compensation paid on any premium in excess of target will not exceed 10% in any year.

     Additional compensation and revenue sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests, and/or other promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash or other rewards.

     These arrangements will not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

     Differential compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable policies or contracts. These compensation arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. As a result, registered representatives may be motivated to sell the policies of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy.

Tax considerations

     This description of Federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

     The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax advisor should be consulted for advice.

General

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your policy value are ordinarily not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you've paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. (See "Other policy distributions" below.) Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you've paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind. (See "7-pay premium limit and modified endowment contract status" below.)

Policy death benefit proceeds

     We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with Section 7702.

     If the policy complies with Section 7702, the death benefit proceeds under the policy should be excludable from the beneficiary's gross income under
Section 101 of the Code. In addition, if you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services rider, the rider's benefits generally will be excludable from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under Section 101 and/or Section 7702B of the Code. We have designed the rider to meet these standards.

Other policy distributions

     Increases in policy value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner in order for the policy to continue to comply with the Section 7702 definitional limits. Changes that reduce benefits include partial withdrawals and death benefit option changes. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in Section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

     Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership. If you have elected the Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, as described in "Optional supplementary benefit riders you can add" you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy value to pay the rider charge.

     It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

     Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocabale trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.

     Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Policy loans

     We expect that, except as noted below (see "7-pay premium limit and modified endowment contract status"), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification rules and ownership of the Account

     Your policy will not qualify for the tax benefits of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

     In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.

     The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Account.

     We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the Series Funds` prospectuses, or that a Series Fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Account, but we are under no obligation to do so.

7-pay premium limit and modified endowment contract status

     At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

     The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

     Policies classified as modified endowment contracts are subject to the following tax rules:

     . First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time.

     . Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

     . Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

     .    is made on or after the date on which the policy owner attains age
          591/2;

          .    is attributable to the policy owner becoming disabled; or

          . is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary.

     These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

     Furthermore, any time there is a "material change" in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

     Moreover, if benefits under a policy are reduced (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract.

     All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 retirement plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

     To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life insurance purchases by residents of Puerto Rico

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.

Life insurance purchases by non-resident aliens

     If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

Financial statements reference

     The financial statements of John Hancock USA and the Account can be found in the Statement of Additional Information. The financial statements of John Hancock USA should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies.

Registration statement filed with the SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Independent registered public accounting firm

     The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

     In addition to this prospectus, John Hancock USA has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information (the "SAI") which contains additional information about John Hancock USA and the Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

                             SERVICE OFFICE

          Express Delivery                     Mail Delivery
          ----------------                     -------------
        200 Bloor Street East                   P.O. Box 40
  Toronto, Ontario, Canada M4W 1E5        Buffalo, NY 14240-0040

               Phone:                              Fax:
               ------                              ----
           1-800-387-2747                     1-416-926-5656

     Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC's Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

1940 Act File No. 811-4834                              1933 File No. 333-124150

                      Statement of Additional Information
                               dated May 1, 2006

                                for interests in
 John Hancock Life Insurance Company (U.S.A.) Separate Account A ("Registrant")

                      Interests are made available under

                       PROTECTION VARIABLE UNIVERSAL LIFE

     a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA" or
                                 "DEPOSITOR")
This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning 1-800-387-2747.

                               TABLE OF CONTENTS

Contents of this SAI                                         Page No.
Description of the Depositor ........................           2
Description of the Registrant .......................           2
Services ............................................           2
Independent Registered Public Accounting Firm .......           2
Principal Underwriter/Distributor ...................           2
Additional Information About Charges ................           3
Financial Statements of Registrant and Depositor

Description of the Depositor

     Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor". The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

     Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

     Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant". In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Account"), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of "separate account" under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of John Hancock USA.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

     Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by John Hancock Life Insurance Company, John Hancock Life Insurance Company of New York or other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

     Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

     The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

     John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

     The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004 and 2003 was $487,871,282, $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 130% of target commissionable premium paid in the first policy year, and 8% of target commissionable premium paid in years 2-5. Compensation paid on any premium in excess of target will not exceed 10% in any year.

     The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

     Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH
    Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management": These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

     Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

Additional Information About Charges

     A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

Reduction In Charges

     The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                               JOHN HANCOCK LIFE
                               INSURANCE COMPANY
                                   (U.S.A.)

                       (Formerly The Manufacturers Life
                          Insurance Company (U.S.A.))

                             Audited Consolidated
                        U.S. GAAP Financial Statements

                                  Years ended
                       December 31, 2005, 2004 and 2003


                         [LOGO OF MANULIFE FINANCIAL]

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......              1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS.....................
   CONSOLIDATED BALANCE SHEETS................................              2
   CONSOLIDATED STATEMENTS OF INCOME..........................              3
   CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY.              4
   CONSOLIDATED STATEMENTS OF CASH FLOWS......................              5
   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.................              7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.))

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

March 21, 2006
Boston, Massachusetts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED BALANCE SHEETS


As of December 31 (in millions)                                   2005    2004
--------------------------------------------------------------  -------- -------
ASSETS
Investments (note 3):
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2005 $11,215; 2004 $10,396)  $ 11,770 $11,188
   Equity (cost: 2005 $478; 2004 $382)                               584     466
Mortgage loans                                                     2,410   2,367
Real estate                                                        1,449   1,450
Policy loans                                                       2,187   2,681
Short-term investments                                               549     436
Other investments                                                     61      57
                                                                -------- -------
TOTAL INVESTMENTS                                                 19,010  18,645
                                                                -------- -------
Cash and cash equivalents                                          2,591   1,482
Deferred acquisition costs (note 5)                                4,112   3,448
Deferred sales inducements (note 5)                                  231     228
Amounts due from affiliates                                        2,395   2,350
Amounts recoverable from reinsurers                                1,201     988
Other assets (Goodwill: 2005 - $54; 2004 - $62)                    1,430   1,044
Separate account assets                                           70,565  57,103
                                                                -------- -------
TOTAL ASSETS                                                    $101,535 $85,288
                                                                ======== =======
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                           $ 21,873 $21,447
Net deferred tax liabilities (note 6)                                610     569
Amounts due to affiliates                                          2,271     420
Other liabilities                                                  2,089   1,830
Separate account liabilities                                      70,565  57,103
                                                                -------- -------
TOTAL LIABILITIES                                                 97,408  81,369
                                                                ======== =======
Shareholder's Equity:
Capital stock (note 7)                                                 5       5
Additional paid-in capital                                         2,045   2,024
Retained earnings                                                  1,410   1,062
Accumulated other comprehensive income (note 4)                      667     828
                                                                -------- -------
TOTAL SHAREHOLDER'S EQUITY                                         4,127   3,919
                                                                -------- -------
TOTAL LIABILITIES AND SHAREHOLDE R'S EQUITY                     $101,535 $85,288
                                                                ======== =======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF INCOME


For the years ended December 31
(in millions)                                               2005   2004   2003
-------------                                              ------ ------ ------
Revenue:
   Premiums                                                $  870 $  943 $  955
   Fee income                                               1,764  1,369  1,107
   Net investment income                                    1,169  1,148  1,174
   Net realized investment gains                              209    285    160
   Other revenue                                                5      5      5
                                                           ------ ------ ------
TOTAL REVENUE                                               4,017  3,750  3,401
                                                           ------ ------ ------
Benefits and Expenses:
   Policyholder benefits and claims                         1,579  1,687  1,829
   Operating expenses and commissions                         892    715    654
   Amortization of deferred acquisition costs and
     deferred sales inducements                               322    358    227
   Interest expense                                            29     22     46
   Policyholder dividends                                     400    389    377
                                                           ------ ------ ------
TOTAL BENEFITS AND EXPENSES                                 3,222  3,171  3,133
                                                           ------ ------ ------
OPERATING INCOME BEFORE INCOME TAXES AND CHANGE
  IN ACCOUNTING PRINCIPLE                                     795    579    268
                                                           ------ ------ ------
INCOME TAX EXPENSE                                            247    168     77
                                                           ------ ------ ------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN
  ACCOUNTING PRINCIPLE                                        548    411    191
                                                           ------ ------ ------
CHANGE IN ACCOUNTING PRINCIPLE                                  -     48      -
                                                           ------ ------ ------
NET INCOME                                                 $  548 $  459 $  191
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                   Additional          Accumulated Other     Total
                                           Capital  Paid-in   Retained   Comprehensive   Shareholder's
(in millions)                               Stock   Capital   Earnings      Income          Equity
-----------------------------------------  ------- ---------- -------- ----------------- -------------
BALANCE, JANUARY 1, 2003                    $  5     $2,024    $  642      $    511        $  3,182
   Comprehensive income                        -          -       191           282             473
   Dividend to shareholder                     -          -       (80)            -             (80)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2003                     5      2,024       753           793           3,575
   Comprehensive income                        -          -       459            35             494
   Dividend to shareholder                     -          -      (150)            -            (150)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2004                     5      2,024     1,062           828           3,919
   Comprehensive income                        -          -       548          (161)            387
   Capital contribution from shareholder       -         13         -             -              13
   Transactions with affiliates (note 17)      -          8         -             -               8
   Dividend to shareholder                     -          -      (200)            -            (200)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2005                  $  5     $2,045    $1,410      $    667        $  4,127
                                            ====     ======    ======      ========        ========

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS


 For the years ended December 31,
 (in millions)                                         2005     2004     2003
 --------------------------------------------------- -------  -------  -------
 Net Income                                          $   548  $   459  $   191
 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Net realized gains                                     (209)    (285)    (160)
 Net depreciation, amortization of bond premium
   / discount and other investment related items          54        3       55
 Change in policyholder liabilities and accruals        (165)     521      421
 Deferral of acquisition costs and sales inducements    (976)    (901)    (648)
 Amortization of deferred acquisition costs
   and sales inducements                                 322      358      227
 Increase in deferred tax liability, net                 118      128      143
 Change in accounting principle                           --      (48)      --
 Change in other assets and other liabilities           (320)     152      334
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES                              $  (628) $   387  $   563
                                                     -------  -------  -------
 Investing Activities:
 Fixed-maturity securities sold, matured or repaid   $ 8,523  $ 9,218  $11,223
 Fixed-maturity securities purchased                  (9,294)  (9,277)  (9,715)
 Equity securities sold                                  153      209      530
 Equity securities purchased                            (261)    (159)    (166)
 Mortgage loans advanced                                (529)    (481)    (564)
 Mortgage loans repaid                                   508      335      307
 Real estate sold                                          9        3       --
 Real estate purchased                                   (35)    (212)    (197)
 Policy loans repaid (advanced), net                     480     (149)    (163)
 Short-term investments, net                            (112)    (170)    (262)
 Other investments, net                                   (6)      --       10
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   INVESTING ACTIVITIES                              $  (564) $  (683) $ 1,003
                                                     -------  -------  -------

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS - (CONTINUED)

For the years ended December 31,
(in millions)                                          2005     2004     2003
----------------------------------------------------- ------  -------  -------
Financing Activities:
Capital contribution from shareholder                 $   13        -        -
Net cash transferred related to Taiwan operations
  (note 17)                                              (24)       -        -
Deposits and interest credited to policyholder
  account balances                                     1,803  $ 1,836  $ 1,877
Withdrawals from policyholder account balances          (938)  (1,327)  (1,392)
Unearned revenue                                          49      120       85
Amounts due to (from) affiliates, net                  1,810      155   (1,516)
Principal repayment of amounts due to affiliates
  and shareholder                                         --       --     (416)
Net reinsurance recoverable                             (212)     172      132
Dividend paid to shareholder                            (200)    (150)     (80)
Repaid funds                                              --       --       (2)
                                                      ------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          $2,301  $   806  $(1,312)
                                                      ------  -------  -------
Increase in cash and cash equivalents during the year $1,109  $   510  $   254
Cash and cash equivalents at beginning of year         1,482      972      718
                                                      ------  -------  -------
BALANCE, END OF YEAR                                  $2,591  $ 1,482  $   972
                                                      ======  =======  =======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

1.   ORGANIZATION

     John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

     JH USA and its subsidiaries operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, and individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

  a) Basis of Presentation

     The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  b) Recent Accounting Standards

         Statement of Financial Accounting No. 155, Accounting for Certain Hybrid Instruments ("SFAS No. 155")

     In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155, which is an amendment of FASB Statements No. 133 and
     No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instruments. SFAS will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its consolidated financial position and results of operations of adopting SFAS 155.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

         Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales induced assets from extinguished contracts should no longer be deferred and charged off to expense.

     SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its consolidated financial position and results of operations of adopting SOP 05-1.

         Statement of Financial Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces APB Opinion
     No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

     SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

     SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

      SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS No. 123(R)")

     In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS No. 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

     The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its Parent granted to its employees and anticipates continuing to use this model upon the adoption of SFAS No. 123(R), on January 1, 2006.

     Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

        FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

     In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

     On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expanded Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

     FASB Interpretation 46 (revised December 2003 ) - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51("FIN 46R").

     In December 2003, the FASB issued FIN 46R, which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interests are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

     Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

     In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets are recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

     This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under this guidance, and that none of its relationships with VIEs are significant.

     Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $48 (net of tax of $26).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

        Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133
     Implementation Issue No. 36 - "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

     In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on its consolidated financial position, results of operations or cash flows.

  c) Investments

     The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the first in first out method, where the securities are deemed to have been sold in the same order as purchased. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c) Investments

       Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

       Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

    d) Derivatives

       All derivative instruments are reported on the consolidated balance sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

       For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $5 after tax, included in other comprehensive income as of December 31, 2005, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    e) Cash Equivalents

       The Company considers all highly liquid debt instruments purchased with a remaining maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    f) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable.

       The Company currently offers enhanced crediting rates or bonus payments to contractholders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    g) Policyholder Liabilities and Accruals

       Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

       For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

FOR JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  g) Policyholder Liabilities and Accruals (continued)

     For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

     For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2005, participating insurance expressed as a percentage of gross actuarial reserves and account values was 41.2%.

     For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2005, $8,743 (2004
     - $9,527) of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

     JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends was calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximated the earned amount and fair value as of December 31, 2005.

  h) Separate Accounts

     Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenues of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  i) Revenue Recognition

     Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

     Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

     Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

  j) Policyholder Benefits and Claims

     Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

  k) Reinsurance

     The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

     The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  l) Stock-Based Compensation

     Certain JH USA employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of JH USA.

  m) Income Taxes

     Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     JH USA joins its indirect parent, Manulife Holdings (Delaware) LLC, and its subsidiaries, with the exception of John Hancock Life Insurance Company of New York ("JH NY"), in filing a consolidated federal income tax return. JH NY files a separate federal income tax return.

     In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  n) Foreign Currency Translation

     The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

  o) Reclassifications

     Certain prior year balances have been reclassified to conform to the current year's presentation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME

  a) Fixed-Maturity and Equity Securities

     As of December 31, 2005, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                               Gross        Gross
                                              Unrealized Unrealized
                             Amortized Cost    Gains       Losses      Fair Value
                             --------------- ----------- ----------  ---------------
As of December 31,            2005    2004   2005  2004  2005  2004   2005    2004
------------------           ------- ------- ----  ----  ----  ----  ------- -------
Fixed-maturity securities:
U.S. government              $ 4,332 $ 3,308 $102  $111  $(35) $ (8) $ 4,399 $ 3,411
Foreign governments            1,019   1,063  221   203     -     -    1,240   1,266
Corporate                      5,723   5,882  321   494   (56)  (14)   5,988   6,362
Mortgage - backed securities     141     143    4     7    (2)   (1)     143     149
                             ------- ------- ----  ----  ----  ----  ------- -------
TOTAL FIXED-MATURITY
  SECURITIES                 $11,215 $10,396 $648  $815  $(93) $(23) $11,770 $11,188
                             ------- ------- ----  ----  ----  ----  ------- -------
EQUITY SECURITIES            $   478 $   382 $113  $ 91  $ (7) $ (7) $   584 $   466
                             ======= ======= ====  ====  ====  ====  ======= =======

     Proceeds from sales of fixed-maturity securities during 2005 were $8,293 (2004 - $8,860; 2003 - $10,986). Gross gains and losses of $214 and $64, respectively, were realized on those sales (2004 - $252 and $123, respectively; 2003 - $251 and $122, respectively). In addition during 2005, other-than-temporary impairments on fixed maturity securities of $0 (2004 - $0; 2003 - $10) were recognized in the consolidated statements of income.

     Proceeds from sales of equity securities during 2005 were $153 (2004 - $209; 2003 - $530). Gross gains and losses of $37 and $8, respectively, were realized on those sales (2004 - $35 and $28, respectively; 2003 - $181 and $147, respectively). In addition, during 2005 other-than-temporary impairments on equity securities of $14 (2004 - $10; 2003 - $51) were recognized in the consolidated statements of income.

     The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

     As of December 31, 2005, there were 366 (2004 - 114) fixed-income securities that have a gross unrealized loss of $93 (2004 - $23) of which the single largest unrealized loss was $4 (2004 - $2). The Company anticipates that these fixed-income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  a) Fixed-Maturity and Equity Securities (continued)

     As of December 31, 2005, there were 82 (2004 -69 ) equity securities that have a gross unrealized loss of $7 (2004 - $7) of which the single largest unrealized loss is $1 (2004 - $2). The Company anticipates that these equity securities will recover in value.

  Unrealized Losses on Fixed Maturity & Equity Securities - By Investment Age

                                         As of December 31, 2005
                           ---------------------------------------------------
                              Less than 12 months            12 months or more                  Total
                           -------------------------     -------------------------     ----------------------
                            Carrying                      Carrying                      Carrying
                            Value of                      Value of                      Value of
                           Securities                    Securities                    Securities
                           with Gross                    with Gross                    with Gross
                           Unrealized     Unrealized     Unrealized     Unrealized     Unrealized     Unrealized
Description of Securities:    Loss          Losses          Loss          Losses          Loss          Losses
-------------------------- ----------     ----------     ----------     ----------     ----------     ----------
 U.S. government             $1,731          $(31)          $237           $ (6)         $1,968         $ (37)
 Corporate                    1,525           (36)           574            (20)          2,099           (56)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 Total, fixed-maturities      3,256           (67)           811            (26)          4,067           (93)
 Equity securities               37            (4)            22             (3)             59            (7)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 TOTAL                       $3,293          $(71)          $833           $(29)         $4,126         $(100)
                             ======   =      ====    =      ====    =      ====    =     ======   =     =====

The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below:

As of December 31, 2005,                         Amortized Cost   Fair Value
----------------------------------------------   --------------   ----------
Fixed-maturity securities, excluding mortgage-backed securities:

   Due in one year or less....................      $   279        $   277
   Due after one year through five years......        1,040          1,059
   Due after five years through ten years.....        5,042          5,049
   Due after ten years........................        4,713          5,242
Mortgage-backed securities                              141            143
                                                    -------        -------
TOTAL FIXED - MATURITY SECURITIES                   $11,215        $11,770
                                                    =======        =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  b) Mortgage Loans

     Mortgage loans were reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                As of December 31,                2005    2004
                ----------------------            ----    ----
                IMPAIRED LOANS                    $ 82    $ 85
                                                  ----    ----
                Allowance, January 1              $ 10    $ 31
                Deductions                          (3)    (21)
                                                  ----    ----
                ALLOWANCE, DECEMBER 31            $  7    $ 10
                                                  ====    ====

     All impaired loans have been provided for and no interest is accrued on impaired loans.

  c) Investment Income

     Income by type of investment was as follows:

            For the years ended
            December 31,                 2005      2004      2003
            -------------------------   ------    ------    ------
            Fixed-maturity securities   $  705    $  692    $  737
            Equity securities               17        16        12
            Mortgage loans                 157       155       149
            Investment real estate          92        86        86
            Other investments              233       230       228
                                        ------    ------    ------
            Gross investment income      1,204     1,179     1,212
            Investment expenses            (35)      (31)      (38)
                                        ------    ------    ------
            NET INVESTMENT INCOME       $1,169    $1,148    $1,174
                                        ======    ======    ======

  d) Significant Equity Interests

     JH USA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby JH USA recognizes its proportionate share of Flex I net income or loss. In 2003, JH USA sold its 19.6% direct interest in Flex Leasing II, LLC ("Flex II"), which also had been accounted for using the equity method, for a realized gain of $1.

     As of September 30, 2005, total assets for Flex I were $283 (2004 - $290; 2003 - $296), and total liabilities were $217 (2004 - $230; 2003 - $237).
     For the year ended September 30, 2005, net loss was $3 (2004 - $3; 2003 - $5).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  e) Securities Lending

     The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2005, the Company had loaned securities (which are included in invested assets) with a carrying value and market value of approximately $3,609 and $3,636, respectively (2004 - $2,579 and $2,645, respectively).

4.   COMPREHENSIVE INCOME

  a) Comprehensive income was as follows:

      For the years ended December 31,                    2005     2004    2003
      -----------------------------------------------    -----    -----    -----
      Net income                                         $ 548    $ 459    $ 191
                                                         =====    =====    =====
      Other comprehensive income, net of DAC,
        deferred income taxes and other amounts
        required to satisfy policyholder liabilities:
         Unrealized holding (losses) gains arising
           during the year                                 (29)     118      209
         Minimum pension (liability) asset                 (21)      (1)      24
         Foreign currency translation                        -       57      131
         Less:
             Reclassification adjustment for
               realized gains and losses included
               in net income                               111      139       82
                                                         -----    -----    -----
      Other comprehensive (loss) income                   (161)      35      282
                                                         -----    -----    -----
      COMPREHENSIVE INCOME                               $ 387    $ 494    $ 473
                                                         =====    =====    =====

     Other comprehensive income is reported net of tax (benefit) expense of $(87), $11, and $81 for 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

4.   COMPREHENSIVE INCOME (CONTINUED)

  b) Accumulated other comprehensive income was comprised of the following:

            As of December 31,                        2005     2004
            --------------------------------------   -----    -----
            Unrealized gains :

               Beginning balance                     $ 619    $ 640
               Current period change                  (140)     (21)
                                                     -----    -----
               Ending balance                        $ 479    $ 619
                                                     -----    -----
            Minimum pension liability:

               Beginning balance                     $  (4)   $  (3)
               Current period change                   (21)      (1)
                                                     -----    -----
               Ending balance                        $ (25)   $  (4)
                                                     -----    -----
            Foreign currency translation:

               Beginning balance                     $ 213    $ 156
               Current period change                     -       57
                                                     -----    -----
               Ending balance                        $ 213    $ 213
                                                     -----    -----
            ACCUMULATED OTHER COMPREHENSIVE INCOME   $ 667    $ 828
                                                     =====    =====

  c) Net Unrealized Gains on Securities Available-for-Sale:

     Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

      As of December 31,                                        2005      2004
      ------------------------------------------------------   ------    ------
      Gross unrealized gains                                   $1,201     1,355
      Gross unrealized losses                                    (144)      (56)
      DAC and other amounts required to satisfy policyholder
        liabilities                                              (341)     (349)
      Deferred income taxes                                      (237)     (331)
                                                               ------    ------
      NET UNREALIZED GAINS ON SECURITIES
        AVAILABLE-FOR-SALE                                     $  479    $  619
                                                               ======    ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

5.   DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

     The components of the change in DAC were as follows:

      For the years ended December 31,                         2005       2004
      ----------------------------------------------------   -------    -------
      Balance, January 1                                     $ 3,448    $ 2,939
      Capitalization                                             940        806
      Amortization                                              (293)      (330)
      Transfer of Taiwan operations (note 17)                    (47)
      Change in accounting principle (note 2 a)                              14
      Effect of net unrealized gains on available-for-sale
        securities                                                64         19
                                                             -------    -------
      BALANCE, DECEMBER 31                                   $ 4,112    $ 3,448
                                                             =======    =======

     The components of the change in DSI were as follows:

  For the years ended December 31,                           2005    2004
  -------------------------------------------------------    ----    ----
  Balance, January 1                                         $228    $215
  Capitalization                                               36      41
  Amortization                                                (29)    (28)
  Transfer of Taiwan operations (note 17)                      (4)
                                                             ----    ----
  BALANCE, DECEMBER 31                                       $231    $228
                                                             ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES

     The components of income tax expense were as follows:

      For the years ended December 31, 2005 2004 2003
      -------------------------------- ---- ---- ----
      Current expense (benefit)        $119 $ 40 $(66)
      Deferred expense                  128  128  143
                                       ---- ---- ----
      TOTAL EXPENSE                    $247 $168 $ 77
                                       ==== ==== ====

     Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

     Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets and liabilities were as follows:

      Balances as of December 31,                            2005   2004
      ---------------------------                           ------ ------
      Deferred tax assets:
         Differences in computing policy reserves           $  777 $  704
         Investments                                             6      -
         Policyholder dividends payable                         11      -
         Net operating loss                                      -     69
         Other deferred tax assets                             176    113
                                                            ------ ------
      Deferred tax assets                                   $  970 $  886
                                                            ------ ------
      Deferred tax liabilities:
         Deferred acquisition costs                         $  889 $  735
         Unrealized gains on securities available-for-sale     364    465
         Premiums receivable                                    23     23
         Investments                                           283    229
         Reinsurance                                            20      2
         Other deferred tax liabilities                          1      1
                                                            ------ ------
      Deferred tax liabilities                              $1,580 $1,455
                                                            ------ ------
      NET DEFERRED TAX LIABILITIES                          $  610 $  569
                                                            ====== ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES (CONTINUED)

     As of December 31, 2005, the Company had utilized all available operating loss carry forwards from prior years. As of December 31, 2005, the Company had $26 of tax credits available with no expiration date. As of December 31, 2004 and December 31, 2003, the Company had operating loss carry forwards of $198 and $508, respectively, and $4 and $3, respectively, of tax credits.

     The Company made income tax payments of $66, $4, and $5 in 2005, 2004, and 2003, respectively.

7.   SHAREHOLDER'S EQUITY

     Capital stock is comprised of the following:

                                                           2005 2004
                                                           ---- ----
         Authorized:
            50,000,000 Preferred shares, Par value $ 1.00    -    -
            50,000,000 Common shares, Par value $ 1.00       -    -
         Issued and outstanding:
            100,000 Preferred shares                         -    -
            4,728,934 Common shares                         $5   $5

     JH USA and its life insurance subsidiary are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

     Net income and capital and surplus, as determined in accordance with U.S.statutory accounting principles for JH USA and its life insurance subsidiary were as follows:

                                                 US Statutory Basis
     For the years ended December 31,       2005        2004        2003
     --------------------------------       ---- ------------------ ----
     John Hancock Life Insurance Company
       (U.S.A.):
        Net income                          $ 11       $  304       $289
        Capital and surplus                  945        1,165        954

     John Hancock Life Insurance Company of
       New York:
        Net income                          $ 13       $   21       $  2
        Capital and surplus                  101           51         52

     As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

     As of December 31, 2005, assets in the amount of $9 (2004-$7) were on deposit with government authorities or trustees as required by law.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS

  a) Employee Retirement Plans

     The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

     Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

     Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum.

     Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     As of December 31, 2005 and 2004, the projected benefit obligation to the participants of the Plan was $85 (2004-$78), and the accumulated benefit obligation was $74 (2004-$69) which was based on an assumed interest rate of 5.5% (2004-5.75%). The fair value of the Plan assets totaled $71 as of December 31, 2005 (2004-$74).

     The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  a) Employee Retirement Plans (continued)

     Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

     Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

     As of December 31, 2005, the projected benefit obligation to the participants of the Supplemental Plan was $33 (2004 - $28), which was based on an assumed interest rate of 5.5% (2004 - 5.75%).

  b) 401(k) Plan

     The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $4 and $2 in 2005 and 2004, respectively.

  c) Post-retirement Benefit Plan

     In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

     The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2005, the benefit obligation of the postretirement benefit plan was $35 (2004 - $30), which was based on an assumed interest rate of 5.5% (2004 - 5.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2005 were $4 (2004 - $3).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

     Pension plans based in the United States require annual valuations, with the most recent valuations performed as of January 1, 2005.

     Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                       Employee    Post-retirement
                                                                      Retirement     Benefit
                                                                         Plans        Plan
                                                                     ------------  --------------
       As of December 31,                                             2005   2004  2005    2004
       ------------------                                            -----  -----  ----    ----
       Change in benefit obligation

       Benefit obligation at beginning of year                       $(106) $(102) $(30)   $(29)
       Service cost                                                     (6)    (5)   (2)     (1)
       Interest cost                                                    (6)    (6)   (2)     (2)
       Actuarial loss                                                   (8)     -    (1)      -
       Plan amendments                                                   -      -    (1)      -
       Impact of Medicare                                                -      -     -       1
       Benefits paid                                                     8      7     1       1
                                                                     -----  -----   ----    ----
       Benefit obligation at end of year                             $(118) $(106) $(35)   $(30)
                                                                     -----  -----   ----    ----
       Change in plan assets
       Fair value of plan assets at beginning of year                $  74  $  71  $  -    $  -
       Actual return on plan assets                                      3      9     -       -
       Employer contribution                                             2      1     1       1
       Benefits paid                                                    (8)    (7)   (1)     (1)
                                                                     -----  -----   ----    ----
       Fair value of plan assets at end of year                         71  $  74  $  -    $  -
                                                                     -----  -----   ----    ----
       Funded status                                                 $ (47) $ (32) $(35)   $(30)
       Unrecognized actuarial loss (gain)                               53     45    (4)     (6)
       Unrecognized prior service cost                                   2      3     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   8  $  16  $(39)   $(36)
                                                                     =====  =====   ====    ====
       Amounts recognized in consolidated balance sheets consist of:
          Prepaid benefit cost                                       $  30  $  36  $  -    $  -
          Accrued benefit liability                                    (63)   (26)  (39)    (37)
          Intangible asset                                               2      -     -       -
          Accumulated other comprehensive income                        38      6     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   7  $  16  $(39)   $(37)
                                                                     =====  =====   ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Weighted-average assumptions used to determine net benefit obligation:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------- -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.50% 5.75%  5.50%   5.75%
     Rate of compensation increase                 4.00% 4.00%   N/A     N/A
     Health care trend rate for following year                 10.00%  10.50%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     Weighted-average assumptions used to
       determine net periodic benefit cost:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------  -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.75% 6.00%  5.75%   6.00%
     Expected return on plan assets                8.25% 8.25%   N/A     N/A
     Rate of compensation increase                 4.00% 5.00%   N/A     N/A
     Health care trend rate for following year                 10.50%  11.00%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     As of December 31, 2005 and 2004, the accrued post-retirement benefit plan obligation was $35 and $30, respectively. The post-retirement benefit obligation for eligible active employees was $4. The amount of the post-retirement benefit obligation for ineligible active employees was $4. For measurement purposes as of December 31, 2005, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

                                                                       Other
                                                            Pension  Postretirement
                                                           Benefits  Benefits
                                                           --------  --------------
  As of December 31,                                       2005 2004 2005    2004
  ------------------                                       ---- ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost                                             $ 6  $ 5  $ 2      $1
  Interest cost                                              6    6    2       2
  Expected return on plan assets                            (5)  (6)   -       -
  Amortization of net transition obligation                  -   (1)   -       -
  Prior service cost amortization                            -    -    1       -
  Actuarial gain/loss amortization                           3    -   (1)      -
  Recognized actuarial loss                                  -    3    -       -
                                                           ---  ---  ---      --
  NET PERIODIC BENEFIT COST                                $10  $ 7  $ 4      $3
                                                           ===  ===  ===      ==

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $33, $30, and $0, respectively, as of December 31, 2005 and $28, $26 and $0, respectively, as of December 31, 2004.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2005 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation                  $3                $(2)

     No contributions are anticipated during the next ten years and the expected benefit payments for the next ten years are as follows:

     Projected Employer Pension Benefits Payment

                                 Total      Total
                       Year    Qualified Nonqualified Total
                     --------- --------- ------------ -----
                     2006         $ 6        $ 2       $ 8
                     2007           7          2         9
                     2008           7          2         9
                     2009           7          3        10
                     2010           7          3        10
                     2011-2015     37         15        52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Projected Employer Postretirement Benefits Payment (includes Future Service Accruals)

                                   Net of Medicare Part D
          Year      Gross Payments        Subsidy         Net Payments
          ----      -------------- ---------------------- ------------
          2006           $ 2                 $-               $ 2
          2007             2                  -                 2
          2008             2                  -                 2
          2009             2                  -                 2
          2010             2                  -                 2
          2011-2015       13                  1                12

e)   Plan Assets

     The weighted average assets for the Company's U.S. Cash Balance Plan as of December 31, 2005 and December 31, 2004, by asset category were as follows:

                                                                  Plan Assets
                                                                  ----------
     As of December 31,                                           2005  2004
     -----------------------------------------------------------  ----  ----
     Equity Securities                                             65%   63%
     Debt Securities                                               31%   33%
     Real Estate                                                    4%    4%
                                                                  ---   ---
     TOTAL                                                        100%  100%
                                                                  ===   ===

     The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages included a 50% to 80% range for equity securities with a target allocation of 65% and a range of 20% to 50% for debt securities with a target allocation of 35%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

     Overall Guidelines

     . No more than 5% of the market value of the total assets can be invested in any one company's securities.

     . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

     . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

     . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the Employee Retirement Income Security Act are prohibited.

     . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

         The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                       Years Ended December 31,
                                                       --------------------------------------------------------
                                                                   2005                         2004
                                                       ---------------------------  ---------------------------
                                                       Qualified Nonqualified       Qualified Nonqualified
                                                         Plans      Plans     Total   Plans      Plans     Total
                                                       --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year                    $ 85        $ 33     $118     $78        $ 28     $106
Fair value of plan assets at end of year                   71           -       71      74           -       74
Funded status (assets less obligations)                   (14)        (33)     (47)     (4)        (28)     (32)
Unrecognized net actuarial loss                            42          11       53      38           7       45
Unrecognized prior service cost                             2           -        2       2           1        3
                                                         ----        ----     ----     ---        ----     ----
Prepaid (accrued) benefit cost                           $ 30        $(22)    $  8     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost                                     $ 30           -     $ 30     $36           -     $ 36
Accrued benefit liability including minimum liability     (33)       $(30)     (63)      -        $(26)     (26)
Intangible asset                                            2           -        2       -           -        -
Accumulated other comprehensive income                     31           7       38       -           6        6
                                                         ----        ----     ----     ---        ----     ----
Net amount recognized                                    $ 30        $(23)    $  7     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Components of net periodic benefit cost:
Service cost                                             $  5        $  1     $  6     $ 4        $  1     $  5
Interest cost                                               4           2        6       4           2        6
Expected return on plan assets                             (6)          -       (6)     (6)          -       (6)
Amortization of transition asset                            -           -        -      (1)          -       (1)
Actuarial (gain)/loss amortization                          3           1        4       3           -        3
                                                         ----        ----     ----     ---        ----     ----
Net periodic benefit cost                                $  6        $  4     $ 10     $ 4        $  3     $  7
                                                         ====        ====     ====     ===        ====     ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

9.   STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. In 2000, MFC also granted deferred share units (the "DSUs") to certain employees under the ESOP. The DSUs vested over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. In 2005, DSUs were issued to certain employees who elected to defer their annual bonus, in part or otherwise, under the ESOP. These DSUs vested immediately upon grant and entitle the holder to receive payment equal to the value of the same number of common shares plus credited dividends upon retirement or termination of employment. No DSUs were granted during 2004. JH USA recorded compensation expense for the year ended December 31, 2005 of $5 related to DSUs granted by MFC to its employees (2004 - $2; 2003 - $1).

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors in which JH USA employees can participate. Under this plan, qualifying employees of JH USA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions to certain maximums. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of JH USA employees are charged and expensed to JH USA via the service agreement between JH USA and MFC.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized. The Company recorded compensation expense related to RSUs of $28 for the year ended December 31, 2005 (2004 - $3; 2003 - $1).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets as of December 31, 2005 and 2004 was $8 and $26, respectively, and is reported on the consolidated balance sheets in other assets.

The fair value of derivative instruments classified as liabilities as of December 31, 2005 and 2004 was $41 and $43, respectively, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges. The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency arising from its balance sheet assets and liabilities. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the year ended December 31, 2005, the Company recognized a net loss of $0 (2004 - $1; 2003 - $2) related to the ineffective portion of its fair value cross currency hedges.

Cash Flow Hedges. The Company uses interest rate swaps to hedge variable cash flows arising from floating-rate assets held on the balance sheet. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

Derivatives Not Designated as Hedging Instruments. The Company uses interest rate swaps, interest rate floors, and cross currency swaps to reduce exposure to interest rates and foreign exchange arising from on-balance sheet assets without designating the derivatives as hedging instruments. Interest rate floors involve an initial payment/receipt of premium as well as potential interest payments depending on interest rate movements.

Outstanding derivative instruments were as follows:

                                             Notional or      Carrying
                                            Contract Amounts    Value    Fair Value
                                            ---------------- ----------  ----------
As of December 31,                           2005     2004   2005  2004  2005  2004
-------------------------------------------  ------  ------  ----  ----  ----  ----
Interest rate and currency swaps and floors $1,694   $1,491  $(39) $(41) $(39) $(41)
Interest rate options written                   12       12     -    (1)    -    (1)
Equity contracts                                 5        3     -     -     -     -
Currency forwards                              258      356     6    25     6    25
                                             ------  ------  ----  ----  ----  ----
TOTAL DERIVATIVES                           $1,969   $1,862  $(33) $(17) $(33) $(17)
                                             ======  ======  ====  ====  ====  ====

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of the Company's financial instruments as of December 31 were as follows:

                                             Carrying Value    Fair Value
                                             --------------- ---------------
    As of December 31,                        2005    2004    2005    2004
    ---------------------------------------  ------- ------- ------- -------
    Assets:
       Fixed-maturity and equity securities  $12,354 $11,654 $12,354 $11,654
       Mortgage loans                          2,410   2,367   2,475   2,516
       Policy loans                            2,187   2,681   2,187   2,681
       Short-term investments                    549     436     549     436
       Derivative financial instruments            8      26       8      26
    Liabilities:
       Insurance investment contracts          2,355   2,337   2,322   2,309
       Derivative financial instruments           41      43      41      43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following methods and assumptions were used to estimate the fair values of the above financial instruments:

     Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

     Policy loans: Carrying values approximate fair values.

     Short-term investments: Fair values of short-term investments were based on quoted market prices.

     Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

     Derivative financial instruments: Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

12.  RELATED PARTY TRANSACTIONS

     The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $352 in 2005 (2004 - $281; 2003 - $254).

     There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     During 2005, the Company paid dividends of $200 to its shareholder, The Manufacturers Investment Corporation ("MIC"). During 2005, the Company received dividends of $165 from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $89 from another subsidiary, John Hancock Distributors, LLC ("JHD").

     MFC also provides a claims paying guarantee to certain U.S. policyholders.

     On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $338 in 2005 (2004 - $169; 2003 - $123), which was classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2005 was $423 (2004 - $374).

     On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

     On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates was $2,469 (2004 - $2,371) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

     Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005. On December 30, 2002, the Company repaid $176 of the original principal balance. The principal balance outstanding as of December 31, 2005 and 2004 was $74.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005.

     During 1997 and 1998, the Company issued four surplus debentures for $390 with interest rates ranging from 7.93% to 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made. On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 for 2003. No amount was owed to MIC as of December 31, 2005 or 2004.

     Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned U.S. $83 (Cdn. $125) to MLI. Interest was calculated at a rate of 5.6% per annum and was payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

     As of December 31, 2005 and 2004, the Company had one inter-company note receivable from MRL with a carrying value of $18. The loan matures on May 11, 2006 and bears interest at a floating 3-month LIBOR plus 60 basis points. The interest rate as of December 31, 2005 was 5.09%.

     The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second Liquidity Pool Agreement, effective May 27, 2005, allows John Hancock Financial Services, Inc., and subsidiaries (JHFS) acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  December 31, December 31,
     Affiliate                                        2005         2004
     ---------                                    ------------ ------------
     Manulife Investment Corporation                $    78       $  51
     Manulife Reinsurance Ltd                            46          65
     Manulife Reinsurance (Bermuda) Ltd                  74         222
     Manulife Hungary Holdings KFT                       20           4
     Manulife Insurance Company                          15
     John Hancock Life Insurance Company              1,500
     John Hancock Variable Life Insurance Company       136
     John Hancock Reassurance Co, Ltd.                  224
     John Hancock Financial Services, Inc.               82
     The Berkeley Financial Group, LLC                    8
     John Hancock Signature Services, Inc.                9
                                                    -------       -----
     Total                                          $ 2,192       $ 342
                                                    =======       =====

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

13.  REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

     Reinsurance premiums are included in premium revenue as follows:

      For the years ended December 31,               2005   2004    2003
      --------------------------------              -----  -----  -------
      Direct premiums                               $ 865  $ 900  $ 1,011
      Reinsurance assumed                             329    335      309
      Reinsurance ceded                              (324)  (292)    (365)
                                                    -----  -----  -------
      TOTAL PREMIUMS                                $ 870  $ 943  $   955
                                                    =====  =====  =======

     Reinsurance recoveries on ceded reinsurance contracts were $336, $281 and $309 during 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS

     The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

     During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, while changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's consolidated statements of income.

     The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contractholder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2005, 44% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 56% on a proportional basis.

     In May 1998 the Company introduced a Guaranteed Income Benefit Rider
     (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

     In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider (GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     As of December 31, 2005 and 2004, the Company had the following variable contracts with guarantees:

As of December 31,                                                     2005     2004
------------------                                                   -------  -------
Return of net deposits
   Account value                                                     $ 6,976  $ 4,093
   Net amount at risk - gross                                        $     7  $    11
   Net amount at risk - net                                          $     1  $     2

Return of net deposits plus a minimum return
   Account value                                                     $   842  $   896
   Net amount at risk - gross                                        $   176  $   178
   Net amount at risk - net                                                -  $     1
   Guaranteed minimum return rate                                          5%       5%

Highest anniversary account value minus withdrawals post-anniversary
   Account value                                                     $26,828  $22,637
   Net amount at risk - gross                                        $ 1,865  $ 2,275
   Net amount at risk - net                                          $    81  $    90

Guaranteed Minimum Income Benefit
   Account value                                                     $11,477  $11,420
   Net amount at risk - gross                                        $ 1,332  $ 1,277
   Net amount at risk - net                                          $    25  $    21

Guaranteed Minimum Withdrawal Benefit
   Account value                                                     $10,179  $ 3,187
   Net amount at risk - gross                                        $     3        -
   Net amount at risk - net                                          $     3        -

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

     For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (dollars in billions), as of December 31, 2005 and 2004, respectively:

                                                                 December 31, December 31,
    Asset Class                         Index                        2005         2004
-------------------- ------------------------------------------- ------------ ------------
Large Cap Equity     S&P 500                                         9.90         9.65
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       4.31         1.93
High Yield Bond      Ibbottson Domestic High Yield Bond               .58         0.72
Balanced             60% Large Cap Equity, 40% High Quality Bond    14.35         8.58
Small Cap Equity     Ibbottson US Small Cap Stock                    3.37         4.02
International Equity MSCI EAFE                                       1.31         1.18
Global Equity        MSCI World                                       .56         0.38
Real Estate          NAREIT                                           .32         0.35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     The reserve roll forwards for the separate accounts as of December 31, 2005 and 2004 are shown below:

                                                                       Guaranteed
                                         Guaranteed     Guaranteed      Minimum
                                       Minimum Death  Minimum Income   Withdrawal
                                       Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                       -------------- -------------- -------------- ------
      Balance at January 1, 2004            $ 66          $  136         $   -      $  202
      Incurred Guarantee Benefits            (42)              -             -         (42)
      Other Reserve Changes                   41             (15)          (24)          2
      Balance at December 31, 2004            65             121           (24)        162
      Reinsurance Recoverable                 26             194             -         220
      Net Balance at December 31, 2004      $ 39          $  (73)        $ (24)     $  (58)

      Balance at January 1, 2005            $ 65          $  121         $ (24)     $  162
      Incurred Guarantee Benefits            (81)              -             -         (81)
      Other Reserve Changes                   91              48            10         149
      Balance at December 31, 2005            75             169           (14)        230
      Reinsurance Recoverable                 36             356             -         392
      Net Balance at December 31, 2005      $ 39          $ (187)        $ (14)     $ (162)

     The gross reserves for both GMDB and GMIB were determined using SOP 03-1, whereas the gross reserve for GMWB was determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

     . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

     . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

     .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

     . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

     .   Partial withdrawal rates are approximately 4% per year.

     . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.0% for SFAS 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

15.  CONTINGENCIES AND COMMITMENTS

     The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

     As of December 31, 2005, the Company had outstanding commitments involving nine mortgage applications in the United States for a total of $38 to be disbursed in 2006.

     During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows:

                     Year                           Amount
                     -----------------------------  ------
                        2006                         $ 14
                        2007                           12
                        2008                            9
                        2009                            5
                        2010                            3
                     Thereafter                         9
                                                     ----
                     Total                           $ 52
                                                     ----

     There were no other material operating leases in existence at the end of 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

     Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

     Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     The following tables summarize selected financial information by segment for the periods indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2005:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,207   $  1,225   $   207    $  2,639
   Net investment income                                           723        220       226       1,169
   Net realized investment and other gains                          92         32        85         209
                                                              --------   --------   -------    --------
   Revenues                                                   $  2,022   $  1,477   $   518    $  4,017
                                                              ========   ========   =======    ========
Net Income:                                                   $    151   $    272   $   125    $    548
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       38          38
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $     74   $    243         5         322
   Interest expense                                                            26         3          29
   Income tax expense                                               81         95        71         247
   Segment assets                                             $ 17,675   $ 76,219   $ 7,641    $101,535

For the year ended December 31, 2004:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,095   $    931   $   291    $  2,317
   Net investment income                                           713        230       205       1,148
   Net realized investment and other gains                         184         52        49         285
                                                              --------   --------   -------    --------
   Revenues                                                   $  1,992   $  1,213   $   545    $  3,750
                                                              ========   ========   =======    ========
Net Income:                                                   $    161   $    131   $   167    $    459
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $    150   $    194        14         358
   Interest expense                                                            20         2          22
   Income tax expense                                               53         21        94         168
   Segment assets                                             $ 16,785   $ 62,662   $ 5,841    $ 85,288

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2003:

                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $ 1,079    $   740    $  248     $ 2,067
   Net investment income                                          717        237       220       1,174
   Net realized investment and other gains                         43         19        98         160
                                                              -------    -------    ------     -------
   Revenues                                                   $ 1,839    $   996    $  566     $ 3,401
                                                              =======    =======    ======     =======
Net Income:                                                   $    29    $    52    $  110     $   191
                                                              =======    =======    ======     =======
Supplemental Information:

   Equity in net income of investees accounted for by the
     equity method                                                                  $    8     $     8
   Carrying value of investments accounted for by the
     equity method                                                                      42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $   100    $   112        15         227
   Interest expense                                                           13        33          46
   Income tax expense (benefit)                                    19         (7)       65          77
   Segment assets                                             $14,822    $49,559    $5,296     $69,677

17. TAIWAN BRANCH TRANSFER (AND SUBSEQUENT REINSURANCE OF TAIWAN BUSINESS BACK TO THE COMPANY)

     Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 and liabilities of $176 were transferred. The loss on the intercompany transfer of $77 (net of tax benefit of $42) was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid-in capital.

     During the fourth quarter of 2005 a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152, assumed policyholder liabilities of $123, and received a ceding commission of $102. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 (net of tax expense of $46) was recorded as an increase to additional paid-in capital.

     The net effect on the Company's additional paid-in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8.

     Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 (net of tax benefit of $5). This activity has been reported in the Company's 2005 consolidated statement of income.

John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

Audited Financial Statements

Years ended December 31, 2005 and 2004 with Report of Independent Registered Public Accounting Firm

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                         Audited Financial Statements

                    Years ended December 31, 2005 and 2004

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity............................  3
Statements of Operations and Changes in Contract Owners' Equity............  8
Notes to Financial Statements.............................................. 52

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

We have audited the accompanying statement of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) (comprising of the 500 Index Trust, 500 Index Trust B, Active Bond Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Bond Index Trust B, Capital Appreciation Trust, Classic Value Trust, Core Bond Trust, Core Equity Trust, Core Value Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Global Equity Select Trust, Growth & Income Trust, Growth & Income Trust II, Health Sciences Trust, High Grade Bond Trust, High Yield Trust, Income & Value Trust, International Equity Index Trust B, International Equity Select Trust, International Opportunities Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Managed Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Mid Value Trust, Money Market Trust B, Money Market Trust, Natural Resources Trust, Overseas Trust, Overseas Equity Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Select Growth Trust, Small Cap Trust, Small Cap Growth Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Value Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Small-Mid Cap Trust, Small-Mid Cap Growth Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Global Leaders Growth Trust, U.S. Government Securities Trust, U.S. High Yield Bond Trust, U.S. Large Cap Trust, Utilities Trust and Value Trust sub-accounts) of John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) at December 31, 2005, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.

                                                              Ernst & Young LLP

Toronto, Canada
March 24, 2006

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                Statement of Assets and Contract Owners' Equity

                               December 31, 2005

Assets
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       500 Index Trust Series 1 - 3,933,093 shares (cost
         $35,772,241).............................................. $42,477,407
       500 Index Trust B Series 0 - 3,425,945 shares (cost
         $50,531,557)..............................................  54,369,746
       Active Bond Trust Series 1 - 1,183,278 shares (cost
         $11,365,662)..............................................  11,513,291
       Aggressive Growth Trust Series 1............................          --
       All Cap Core Trust Series 1 - 875,385 shares (cost
         $11,220,986)..............................................  15,056,619
       All Cap Growth Trust Series 1 - 975,221 shares (cost
         $13,192,480)..............................................  16,315,444
       All Cap Value Trust Series 1 - 199,709 shares (cost
         $2,697,224)...............................................   2,935,720
       American Blue Chip Income and Growth Trust Series 1 -
         253,210 shares (cost $3,854,737)..........................   4,051,366
       American Bond Trust Series 1 - 4,025 shares (cost
         $49,954)..................................................      50,313
       American Growth Trust Series 1 - 1,031,123 shares
         (cost $17,702,748)........................................  20,601,851
       American Growth-Income Trust Series 1 - 479,964 shares
         (cost $7,775,166).........................................   8,548,154
       American International Trust Series 1 - 704,751 shares
         (cost $12,688,986)........................................  15,109,849
       Blue Chip Growth Trust Series 0 - 90 shares (cost
         $1,619)...................................................       1,594
       Blue Chip Growth Trust Series 1 - 2,213,367 shares
         (cost $33,874,344)........................................  39,243,002
       Bond Index Trust B Series 0 - 1 share (cost $6).............           6
       Capital Appreciation Trust Series 0 - 64 shares (cost
         $650).....................................................         640
       Capital Appreciation Trust Series 1 - 530,717 shares
         (cost $4,822,709).........................................   5,317,782
       Classic Value Trust Series 0 - 121 shares (cost $1,832).....       1,747
       Classic Value Trust Series 1 - 389,464 shares (cost
         $5,723,274)...............................................   5,596,604
       Core Bond Trust Series 1 - 1,341 shares (cost $16,863)......      16,947
       Core Equity Trust Series 1 - 60,991 shares (cost
         $858,913).................................................     919,134
       Core Value Trust Series 1...................................          --
       Diversified Bond Trust Series 1.............................          --
       Dynamic Growth Trust Series 0 - 3 shares (cost $19).........          19
       Dynamic Growth Trust Series 1 - 1,394,721 shares (cost
         $5,818,457)...............................................   7,587,284
       Emerging Growth Trust Series 1 - 77,154 shares (cost
         $1,292,674)...............................................   1,367,168
       Emerging Small Company Trust Series 0 - 68 shares
         (cost $2,080).............................................       2,044
       Emerging Small Company Trust Series 1 - 1,782,157
         shares (cost $50,420,807).................................  53,821,139
       Equity-Income Trust Series 0 - 2,143 shares (cost
         $36,129)..................................................      36,113
       Equity-Income Trust Series 1 - 3,128,261 shares (cost
         $45,747,025)..............................................  52,773,756
       Equity Index Trust Series 1.................................          --
       Financial Services Trust Series 0 - 25 shares (cost
         $385).....................................................         385
       Financial Services Trust Series 1 - 188,727 shares
         (cost $2,470,273).........................................   2,889,405
       Fundamental Value Trust Series 0 - 102 shares (cost
         $1,567)...................................................       1,557
       Fundamental Value Trust Series 1 - 861,217 shares
         (cost $11,323,346)........................................  13,193,852

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       Global Trust Series 0 - 363 shares (cost $5,903)............ $     5,867
       Global Trust Series 1 - 787,781 shares (cost
         $9,529,934)...............................................  12,738,420
       Global Allocation Trust Series 0 - 68 shares (cost
         $768).....................................................         771
       Global Allocation Trust Series 1 - 163,024 shares
         (cost $1,585,453).........................................   1,855,210
       Global Bond Trust Series 0 - 120 shares (cost $1,689).......       1,721
       Global Bond Trust Series 1 - 434,816 shares (cost
         $6,474,372)...............................................   6,248,309
       Global Equity Select Trust Series 1.........................          --
       Growth & Income Trust Series 0 - 271 shares (cost
         $6,238)...................................................       6,151
       Growth & Income Trust Series 1 - 1,980,190 shares
         (cost $49,931,281)........................................  44,970,116
       Growth & Income Trust II Series 0 - 2,922 shares (cost
         $37,742)..................................................      37,698
       Health Sciences Trust Series 0 - 16 shares (cost $235)......         256
       Health Sciences Trust Series 1 - 451,939 shares (cost
         $6,526,491)...............................................   7,226,506
       High Grade Bond Trust Series 1..............................          --
       High Yield Trust Series 0 - 262 shares (cost $2,675)........       2,697
       High Yield Trust Series 1 - 1,540,749 shares (cost
         $15,535,006)..............................................  15,900,525
       Income & Value Trust Series 0 - 57 shares (cost $650).......         644
       Income & Value Trust Series 1 - 3,110,401 shares (cost
         $31,770,293)..............................................  35,365,263
       International Equity Index Trust B Series 0 - 106
         shares (cost $1,746)......................................       1,804
       International Equity Index Trust B Series 1 - 284,357
         shares (cost $4,207,587)..................................   4,876,719
       International Equity Select Trust Series 1..................          --
       International Opportunities Trust Series 0 - 35 shares
         (cost $541)...............................................         541
       International Opportunities Trust Series 1 - 11,505
         shares (cost $160,468)....................................     178,679
       International Small Cap Trust Series 0 - 152 shares
         (cost $2,831).............................................       2,923
       International Small Cap Trust Series 1 - 688,852
         shares (cost $12,370,004).................................  13,253,506
       International Stock Trust Series 0 - 137 shares (cost
         $1,703)...................................................       1,747
       International Stock Trust Series 1 - 1,998,149 shares
         (cost $18,724,342)........................................  25,536,350
       International Value Trust Series 0 - 62 shares (cost
         $992).....................................................         993
       International Value Trust Series 1 - 1,749,683 shares
         (cost $24,540,867)........................................  27,977,424
       Investment Quality Bond Trust Series 1 - 1,680,937
         shares (cost $20,159,080).................................  20,137,630
       Large Cap Trust Series 1 - 857 shares (cost $11,325)........      12,109
       Large Cap Growth Trust Series 0 - 59 shares (cost $587).....         587
       Large Cap Growth Trust Series 1 - 1,942,958 shares
         (cost $17,912,597)........................................  19,468,440
       Large Cap Value Trust Series 0 - 152 shares (cost
         $3,293)...................................................       3,297
       Large Cap Value Trust Series 1 - 284,773 shares (cost
         $5,603,195)...............................................   6,179,567

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       Lifestyle Aggressive 1000 Trust Series 0 - 9,715
         shares (cost $129,525).................................... $   130,860
       Lifestyle Aggressive 1000 Trust Series 1 - 1,244,164
         shares (cost $13,456,100).................................  16,746,448
       Lifestyle Balanced 640 Trust Series 0 - 23,791 shares
         (cost $327,536)...........................................     331,175
       Lifestyle Balanced 640 Trust Series 1 - 3,758,241
         shares (cost $45,486,274).................................  52,277,135
       Lifestyle Conservative 280 Trust Series 0 - 7 shares
         (cost $100)...............................................         100
       Lifestyle Conservative 280 Trust Series 1 - 488,681
         shares (cost $6,378,831)..................................   6,558,099
       Lifestyle Growth 820 Trust Series 0 - 42,288 shares
         (cost $592,818)...........................................     594,998
       Lifestyle Growth 820 Trust Series 1 - 5,308,180 shares
         (cost $63,189,129)........................................  74,633,010
       Lifestyle Moderate 460 Trust Series 0 - 4,586 shares
         (cost $60,734)............................................      61,229
       Lifestyle Moderate 460 Trust Series 1 - 749,167 shares
         (cost $9,371,682).........................................  10,001,375
       Managed Trust Series 0 - 20,463 shares (cost $279,585)......     278,099
       Mid Cap Core Trust Series 0 - 73 shares (cost $1,228).......       1,222
       Mid Cap Core Trust Series 1 - 72,578 shares (cost
         $1,201,144)...............................................   1,219,318
       Mid Cap Index Trust Series 0 - 421 shares (cost $7,656).....       7,602
       Mid Cap Index Trust Series 1 - 537,362 shares (cost
         $8,100,536)...............................................   9,699,379
       Mid Cap Stock Trust Series 0 - 34 shares (cost $496)........         531
       Mid Cap Stock Trust Series 1 - 1,398,214 shares (cost
         $17,985,587)..............................................  21,770,196
       Mid Cap Value Trust Series 0 - 200 shares (cost $3,791).....       3,757
       Mid Cap Value Trust Series 1 - 1,168,181 shares (cost
         $19,491,429)..............................................  21,996,856
       Mid Value Trust Series 0 - 4 shares (cost $47)..............          48
       Money Market Trust B Series 0 - 1,621,499 shares (cost
         $1,621,499)...............................................   1,621,499
       Money Market Trust Series 1 - 8,114,978 shares (cost
         $81,149,775)..............................................  81,149,775
       Natural Resources Trust Series 0 - 23 shares (cost
         $689).....................................................         730
       Natural Resources Trust Series 1 - 285,314 shares
         (cost $7,144,798).........................................   8,987,378
       Overseas Trust Series 1.....................................          --
       Overseas Equity Trust Series 0 - 2 shares (cost $26)........          27
       Pacific Rim Trust Series 0 - 51 shares (cost $579)..........         600
       Pacific Rim Trust Series 1 - 1,110,324 shares (cost
         $10,143,403)..............................................  13,146,240
       Quantitative All Cap Trust Series 0 - 1 share (cost
         $14)......................................................          14
       Quantitative All Cap Trust Series 1 - 25,442 shares
         (cost $411,065)...........................................     421,060
       Quantitative Mid Cap Trust Series 0 - 427 shares (cost
         $6,082)...................................................       6,276
       Quantitative Mid Cap Trust Series 1 - 96,745 shares
         (cost $1,219,095).........................................   1,420,217
       Quantitative Value Trust Series 1 - 38,409 shares
         (cost $563,583)...........................................     582,273
       Real Estate Securities Trust Series 0 - 1,404 shares
         (cost $34,873)............................................      34,872
       Real Estate Securities Trust Series 1 - 1,823,528
         shares (cost $33,885,311).................................  45,351,144

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

 Assets (continued)
 Investments at fair value:
    Sub-accounts invested in John Hancock Trust (formerly
      Manufacturers Investment Trust) portfolios:
        Real Return Bond Trust Series 0 - 94 shares (cost
          $1,272).................................................. $     1,269
        Real Return Bond Trust Series 1 - 187,776 shares (cost
          $2,547,010)..............................................   2,544,365
        Science & Technology Trust Series 0 - 0 shares (cost
          $5)......................................................           5
        Science & Technology Trust Series 1 - 1,689,376 shares
          (cost $17,230,535).......................................  19,883,950
        Select Growth Trust Series 1...............................          --
        Small Cap Trust Series 0 - 23 shares (cost $325)...........         326
        Small Cap Trust Series 1 - 61,597 shares (cost
          $842,034)................................................     880,841
        Small Cap Growth Trust Series 0 - 3 shares (cost $29)......          29
        Small Cap Index Trust Series 0 - 610 shares (cost
          $9,258)..................................................       9,096
        Small Cap Index Trust Series 1 - 537,326 shares (cost
          $7,123,029)..............................................   8,000,791
        Small Cap Opportunities Trust Series 0 - 9 shares
          (cost $202)..............................................         203
        Small Cap Opportunities Trust Series 1 - 424,706
          shares (cost $8,512,484).................................   9,691,801
        Small Cap Value Trust Series 0 - 1,641 shares (cost
          $34,364).................................................      34,364
        Small Company Trust Series 0 - 28 shares (cost $446).......         446
        Small Company Trust Series 1 - 34,591 shares (cost
          $528,186)................................................     545,155
        Small Company Blend Trust Series 1.........................          --
        Small Company Value Trust Series 0 - 98 shares (cost
          $2,224)..................................................       2,176
        Small Company Value Trust Series 1 - 982,449 shares
          (cost $15,779,789).......................................  21,820,203
        Small-Mid Cap Trust Series 1...............................          --
        Small-Mid Cap Growth Trust Series 1........................          --
        Special Value Trust Series 1 - 69,332 shares (cost
          $1,090,454)..............................................   1,362,368
        Strategic Bond Trust Series 1 - 858,100 shares (cost
          $9,633,821)..............................................  10,322,942
        Strategic Growth Trust Series 1............................          --
        Strategic Income Trust Series 0 - 402 shares (cost
          $5,493)..................................................       5,292
        Strategic Income Trust Series 1 - 19,467 shares (cost
          $262,229)................................................     256,383
        Strategic Opportunities Trust Series 0 - 4 shares
          (cost $50)...............................................          50
        Strategic Opportunities Trust Series 1 - 2,006,731
          shares (cost $26,200,901)................................  23,960,368
        Strategic Value Trust Series 1 - 147,590 shares (cost
          $1,560,451)..............................................   1,568,879
        Total Return Trust Series 0 - 165 shares (cost $2,284).....       2,274
        Total Return Trust Series 1 - 1,482,876 shares (cost
          $20,717,807).............................................  20,493,352
        Total Stock Market Index Trust Series 0 - 522 shares
          (cost $6,130)............................................       6,036
        Total Stock Market Index Trust Series 1 - 521,068
          shares (cost $4,994,456).................................   6,023,552
        U.S. Global Leaders Growth Trust Series 0 - 41 shares
          (cost $555)..............................................         530
        U.S. Global Leaders Growth Trust Series 1 - 209,343
          shares (cost $2,558,232).................................   2,729,838
        U.S. Government Securities Trust Series 1 - 920,527
          shares (cost $12,814,413)................................  12,555,989
        U.S. High Yield Bond Trust Series 0 - 0 shares (cost
          $3)......................................................           3
        U.S. High Yield Bond Trust Series 1 - 371 shares (cost
          $4,794)..................................................       4,822
        U.S. Large Cap Trust Series 0 - 3 shares (cost $44)........          44
        U.S. Large Cap Trust Series 1 - 3,566,775 shares (cost
          $45,665,263).............................................  52,609,938
        Utilities Trust Series 0 - 42 shares (cost $547)...........         547
        Utilities Trust Series 1 - 236,277 shares (cost
          $3,005,347)..............................................   3,114,125

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly
     Manufacturers Investment Trust) portfolios:
       Value Trust Series 0 - 24 shares (cost $ 532)............ $          527
       Value Trust Series 1 - 903,045 shares
         (cost $ 14,248,883)....................................     19,767,664

   Sub-accounts invested in PIMCO Variable Insurance
     Company Trust (VIT) portfolios:
       All Asset Portfolio Series 0 - 120 shares
         (cost $ 1,435).........................................          1,420
       All Asset Portfolio Series 1 - 72,732 shares
         (cost $ 856,898).......................................        858,236
                                                                 --------------
Total assets.................................................... $1,203,886,149
                                                                 ==============
Contract Owners' Equity
Variable universal life Insurance Company contracts............. $1,203,886,149
                                                                 ==============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

        Statements of Operations and Changes in Contract Owners' Equity

                                                                        Sub-Account
                                  --------------------------------------------------------------------------------------
                                       500 Index Trust      500 Index Trust B Active Bond Trust  Aggressive Growth Trust
                                          Series 1              Series 0          Series 1              Series 1
                                  ------------------------  ----------------- ----------------- ------------------------
                                   Year Ended   Year Ended    Period Ended      Period Ended     Year Ended   Year Ended
                                   Dec. 31/05   Dec. 31/04     Dec. 31/05~       Dec. 31/05~    Dec. 31/05/f/ Dec. 31/04
                                  -----------  -----------  ----------------- ----------------- ------------- ----------
Income:
Net investment income............ $   599,172  $   284,237     $   641,328       $    36,421     $        --  $       --
Realized gain (loss).............     251,814      106,468         211,261            21,820         (77,049)   (784,609)
Change in unrealized
  appreciation (depreciation)
  during the period..............     874,880    3,024,533       3,838,189           147,629        (506,914)  1,517,151
                                  -----------  -----------     -----------       -----------     -----------  ----------
Net increase (decrease) in
  assets from operations.........   1,725,866    3,415,238       4,690,778           205,870        (583,963)    732,542
                                  -----------  -----------     -----------       -----------     -----------  ----------
Changes from principal
  transactions:
   Transfer of net premiums......   4,997,810    5,295,195       2,472,742           914,124         386,696   1,083,587
   Transfer on terminations......  (3,988,232)  (2,489,467)     (5,224,179)         (735,801)       (201,175)   (708,367)
   Transfer on policy loans......    (151,512)     (83,606)       (136,463)          (57,672)        (71,147)    (43,490)
   Net interfund transfers.......   1,348,710    5,652,793      52,566,868        11,186,770      (8,179,795)   (707,109)
                                  -----------  -----------     -----------       -----------     -----------  ----------
Net increase (decrease) in
  assets from principal
  transactions...................   2,206,776    8,374,915      49,678,968        11,307,421      (8,065,421)   (375,379)
                                  -----------  -----------     -----------       -----------     -----------  ----------
Total increase (decrease) in
  assets.........................   3,932,642   11,790,153      54,369,746        11,513,291      (8,649,384)    357,163

Assets, beginning of period......  38,544,765   26,754,612              --                --       8,649,384   8,292,221
                                  -----------  -----------     -----------       -----------     -----------  ----------
Assets, end of period............ $42,477,407  $38,544,765     $54,369,746       $11,513,291     $        --  $8,649,384
                                  ===========  ===========     ===========       ===========     ===========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
f Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

See accompanying notes.

                                                               Sub-Account
                                  --------------------------------------------------------------------
                                  All Asset Portfolio   All Asset Portfolio      All Cap Core Trust
                                       Series 0              Series 1                 Series 1
                                  ------------------- ----------------------  ------------------------
                                     Period Ended     Year Ended Period Ended  Year Ended   Year Ended
                                      Dec. 31/05~     Dec. 31/05 Dec. 31/04##  Dec. 31/05   Dec. 31/04
                                  ------------------- ---------- ------------ -----------  -----------
Income:
Net investment income............       $   27         $ 30,136    $ 2,494    $   124,302  $    65,402
Realized gain (loss).............           --            5,588         78       (819,225)  (1,261,350)
Change in unrealized
  appreciation (depreciation)
  during the period..............          (15)            (457)     1,795      2,059,202    3,526,393
                                        ------         --------    -------    -----------  -----------
Net increase (decrease) in
  assets from operations.........           12           35,267      4,367      1,364,279    2,330,445
                                        ------         --------    -------    -----------  -----------
Changes from principal
  transactions:
   Transfer of net premiums......           --           77,451     11,135      1,244,234    1,853,860
   Transfer on terminations......          (35)         (31,222)    (1,785)    (3,094,084)  (1,876,508)
   Transfer on policy loans......           --               --         --        (77,936)      17,260
   Net interfund transfers.......        1,443          682,352     80,671       (753,201)    (282,698)
                                        ------         --------    -------    -----------  -----------
Net increase (decrease) in
  assets from principal
  transactions...................        1,408          728,581     90,021     (2,680,987)    (288,086)
                                        ------         --------    -------    -----------  -----------
Total increase (decrease) in
  assets.........................        1,420          763,848     94,388     (1,316,708)   2,042,359

Assets, beginning of period......           --           94,388         --     16,373,327   14,330,968
                                        ------         --------    -------    -----------  -----------
Assets, end of period............       $1,420         $858,236    $94,388    $15,056,619  $16,373,327
                                        ======         ========    =======    ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
f Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                                        --------------------------------------------------
                                                          All Cap Growth Trust       All Cap Value Trust
                                                                Series 1                  Series 1
                                                        ------------------------  ------------------------
                                                         Year Ended   Year Ended   Year Ended   Year Ended
                                                         Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                        -----------  -----------  ------------  ----------
Income:
Net investment income.................................. $        --  $        --  $    217,549  $   18,901
Realized gain (loss)...................................    (464,318)  (1,712,430)      367,746     598,993
Change in unrealized appreciation (depreciation)
  during the period....................................   1,819,714    2,707,840     (300,180)     (23,649)
                                                        -----------  -----------  ------------  ----------
Net increase (decrease) in assets from operations......   1,355,396      995,410       285,115     594,245
                                                        -----------  -----------  ------------  ----------
Changes from principal transactions:
   Transfer of net premiums............................   1,407,658    1,561,554       686,922     646,423
   Transfer on terminations............................  (2,005,015)  (2,108,485)     (318,043)   (448,726)
   Transfer on policy loans............................        (609)      (7,015)          (41)    (10,977)
   Net interfund transfers.............................    (756,355)    (918,597)   (2,802,654)    707,912
                                                        -----------  -----------  ------------  ----------
Net increase (decrease) in assets from principal
  transactions.........................................  (1,354,321)  (1,472,543)  (2,433,816)     894,632
                                                        -----------  -----------  ------------  ----------
Total increase (decrease) in assets....................       1,075     (477,133)  (2,148,701)   1,488,877

Assets, beginning of period............................  16,314,369   16,791,502     5,084,421   3,595,544
                                                        -----------  -----------  ------------  ----------
Assets, end of period.................................. $16,315,444  $16,314,369  $  2,935,720  $5,084,421
                                                        ===========  ===========  ============  ==========

--------
^ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                        -------------------------------------------------------------------
                                                          American Blue Chip    American Bond Trust  American Growth Trust
                                                         Income & Growth Trust       Series 1               Series 1
                                                        ----------------------  ------------------- -----------------------
                                                        Year Ended  Year Ended     Period Ended      Year Ended  Year Ended
                                                        Dec. 31/05  Dec. 31/04      Dec. 31/05^      Dec. 31/05  Dec. 31/04
                                                        ----------  ----------  ------------------- -----------  ----------
Income:
Net investment income.................................. $  341,511  $       --        $    --       $    14,957  $    1,148
Realized gain (loss)...................................     29,794      12,832             --           257,133      40,004
Change in unrealized appreciation (depreciation)
  during the period....................................    (97,485)    206,496            359         2,055,724     714,501
                                                        ----------  ----------        -------       -----------  ----------
Net increase (decrease) in assets from operations......    273,820     219,328            359         2,327,814     755,653
                                                        ----------  ----------        -------       -----------  ----------
Changes from principal transactions:
   Transfer of net premiums............................    411,372     259,584             --         1,465,823     774,319
   Transfer on terminations............................   (201,352)   (120,467)          (203)         (939,489)   (338,787)
   Transfer on policy loans............................         (1)         (2)            --            (9,700)    (42,208)
   Net interfund transfers.............................    782,690   1,349,772         50,157         9,264,116   5,431,487
                                                        ----------  ----------        -------       -----------  ----------
Net increase (decrease) in assets from principal
  transactions.........................................    992,709   1,488,887         49,954         9,780,750   5,824,811
                                                        ----------  ----------        -------       -----------  ----------
Total increase (decrease) in assets....................  1,266,529   1,708,215         50,313        12,108,564   6,580,464

Assets, beginning of period............................  2,784,837   1,076,622             --         8,493,287   1,912,823
                                                        ----------  ----------        -------       -----------  ----------
Assets, end of period.................................. $4,051,366  $2,784,837        $50,313       $20,601,851  $8,493,287
                                                        ==========  ==========        =======       ===========  ==========

--------
^ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           Sub-Account
                                         -------------------------------------------------------------------------------
                                         American Growth-Income   American International  Balanced Trust Blue Chip Growth
                                             Trust Series 1           Trust Series 1         Series 1     Trust Series 0
                                         ----------------------  -----------------------  -------------- ----------------
                                         Year Ended  Year Ended   Year Ended  Year Ended    Year Ended     Period Ended
                                         Dec. 31/05  Dec. 31/04   Dec. 31/05  Dec. 31/04  Dec. 31/04/x/    Dec. 31/05~
                                         ----------  ----------  -----------  ----------  -------------- ----------------
Income:
Net investment income................... $   43,737  $   12,418  $   814,057  $   87,401   $    626,804       $   --
Realized gain (loss)....................    123,702      21,757      101,583     175,312     (8,642,775)          --
Change in unrealized appreciation
  (depreciation) during the period......    248,182     452,313    1,452,563     839,486      7,907,691          (25)
                                         ----------  ----------  -----------  ----------   ------------       ------
Net increase (decrease) in assets from
  operations............................    415,621     486,488    2,368,203   1,102,199       (108,280)         (25)
                                         ----------  ----------  -----------  ----------   ------------       ------
Changes from principal transactions:
   Transfer of net premiums.............    977,362     552,072    1,242,504     947,301        880,114           27
   Transfer on terminations.............   (466,733)   (213,275)    (699,419)   (403,701)    (1,116,396)         (19)
   Transfer on policy loans.............    (28,412)    (13,720)      (5,513)       (207)        81,468           --
   Net interfund transfers..............    663,808   5,007,521    3,810,128   4,279,708    (24,987,125)       1,611
                                         ----------  ----------  -----------  ----------   ------------       ------
Net increase (decrease) in assets from
  principal transactions................  1,146,025   5,332,598    4,347,700   4,823,101    (25,141,939)       1,619
                                         ----------  ----------  -----------  ----------   ------------       ------
Total increase (decrease) in assets.....  1,561,646   5,819,086    6,715,903   5,925,300    (25,250,219)       1,594

Assets, beginning of period.............  6,986,508   1,167,422    8,393,946   2,468,646     25,250,219           --
                                         ----------  ----------  -----------  ----------   ------------       ------
Assets, end of period................... $8,548,154  $6,986,508  $15,109,849  $8,393,946   $         --       $1,594
                                         ==========  ==========  ===========  ==========   ============       ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

                                                                               Sub-Account
                                         --------------------------------------------------------------------------------------
                                             Blue Chip Growth         Bond Index    Capital Appreciation  Capital Appreciation
                                              Trust Series 1       Trust B Series 0    Trust Series 0        Trust Series 1
                                         ------------------------  ---------------- -------------------- ----------------------
                                          Year Ended   Year Ended    Period Ended       Period Ended     Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04    Dec. 31/05~        Dec. 31/05~      Dec. 31/05  Dec. 31/04
                                         -----------  -----------  ---------------- -------------------- ----------  ----------
Income:
Net investment income................... $   151,994  $    42,252        $--                $ --         $       --  $       --
Realized gain (loss)....................  (1,837,528)  (1,873,810)        --                  --            293,625      41,916
Change in unrealized appreciation
  (depreciation) during the period......   3,761,504    5,129,845         --                 (10)           173,754     163,567
                                         -----------  -----------        ---                ----         ----------  ----------
Net increase (decrease) in assets from
  operations............................   2,075,970    3,298,287         --                 (10)           467,379     205,483
                                         -----------  -----------        ---                ----         ----------  ----------
Changes from principal transactions:
   Transfer of net premiums.............   3,302,525    4,272,608         --                  --            390,360     406,502
   Transfer on terminations.............  (4,756,608)  (4,496,082)        (9)                 --           (196,379)   (107,332)
   Transfer on policy loans.............     (97,892)     (68,536)        --                  --                148         263
   Net interfund transfers..............    (873,289)    (834,110)        15                 650          2,302,765     476,611
                                         -----------  -----------        ---                ----         ----------  ----------
Net increase (decrease) in assets from
  principal transactions................  (2,425,264)  (1,126,120)         6                 650          2,496,894     776,044
                                         -----------  -----------        ---                ----         ----------  ----------
Total increase (decrease) in assets.....    (349,294)   2,172,167          6                 640          2,964,273     981,527

Assets, beginning of period.............  39,592,296   37,420,129         --                  --          2,353,509   1,371,982
                                         -----------  -----------        ---                ----         ----------  ----------
Assets, end of period................... $39,243,002  $39,592,296        $ 6                $640         $5,317,782  $2,353,509
                                         ===========  ===========        ===                ====         ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              Sub-Account
                                                      -----------------------------------------------------------
                                                      Classic Value Trust   Classic Value Trust    Core Bond Trust
                                                           Series 0               Series 1            Series 1
                                                      ------------------- -----------------------  ---------------
                                                         Period Ended     Year Ended  Period Ended  Period Ended
                                                          Dec. 31/05~     Dec. 31/05  Dec. 31/04##   Dec. 31/05~
                                                      ------------------- ----------  ------------ ---------------
Income:
Net investment income................................       $   89        $  283,140    $  1,086       $    --
Realized gain (loss).................................            1            41,035       3,160            (1)
Change in unrealized appreciation (depreciation)
  during the period..................................          (85)         (136,188)      9,518            84
                                                            ------        ----------    --------       -------
Net increase (decrease) in assets from operations....            5           187,987      13,764            83
                                                            ------        ----------    --------       -------
Changes from principal transactions:
   Transfer of net premiums..........................           41            79,479      24,143         7,318
   Transfer on terminations..........................          (64)          (78,620)     (5,954)         (228)
   Transfer on policy loans..........................           --                --          --            --
   Net interfund transfers...........................        1,765         5,201,361     174,444         9,774
                                                            ------        ----------    --------       -------
Net increase (decrease) in assets from principal
  transactions.......................................        1,742         5,202,220     192,633        16,864
                                                            ------        ----------    --------       -------
Total increase (decrease) in assets..................        1,747         5,390,207     206,397        16,947

Assets, beginning of period..........................           --           206,397          --            --
                                                            ------        ----------    --------       -------
Assets, end of period................................       $1,747        $5,596,604    $206,397       $16,947
                                                            ======        ==========    ========       =======

--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
z Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.

See accompanying notes.

                                                                                     Sub-Account
                                                      -------------------------------------------------------------------------
                                                         Core Equity Trust       Core Value Trust        Diversified Bond Trust
                                                             Series 1                Series 1                   Series 1
                                                      ----------------------  ----------------------   -------------------------
                                                      Year Ended Period Ended  Year Ended   Year Ended  Year Ended    Year Ended
                                                      Dec. 31/05 Dec. 31/04## Dec. 31/05/y/ Dec. 31/04 Dec. 31/05/z/  Dec. 31/04
                                                      ---------- ------------ ------------  ---------- ------------  -----------
Income:
Net investment income................................  $     --    $    --     $       1     $  2,790  $    649,519  $   674,293
Realized gain (loss).................................     2,673         20        20,109       52,499      (296,237)      54,067
Change in unrealized appreciation (depreciation)
  during the period..................................    52,956      7,265       (47,989)     (31,415)     (261,567)    (128,580)
                                                       --------    -------     ---------     --------  ------------  -----------
Net increase (decrease) in assets from operations....    55,629      7,285       (27,879)      23,874        91,715      599,780
                                                       --------    -------     ---------     --------  ------------  -----------
Changes from principal transactions:
   Transfer of net premiums..........................   105,033     12,600           375      180,577       437,996    1,816,476
   Transfer on terminations..........................   (27,050)    (1,054)      (19,969)     (85,745)     (672,023)  (1,518,570)
   Transfer on policy loans..........................        --         --          (728)      17,327       (27,709)     (55,947)
   Net interfund transfers...........................   716,815     49,876      (649,328)     (29,604)  (16,385,145)     222,772
                                                       --------    -------     ---------     --------  ------------  -----------
Net increase (decrease) in assets from principal
  transactions.......................................   794,798     61,422      (669,650)      82,555   (16,646,881)     464,731
                                                       --------    -------     ---------     --------  ------------  -----------
Total increase (decrease) in assets..................   850,427     68,707      (697,529)     106,429   (16,555,166)   1,064,511

Assets, beginning of period..........................    68,707         --       697,529      591,100    16,555,166   15,490,655
                                                       --------    -------     ---------     --------  ------------  -----------
Assets, end of period................................  $919,134    $68,707     $      --     $697,529  $         --  $16,555,166
                                                       ========    =======     =========     ========  ============  ===========

--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
z Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             Sub-Account
                                         -----------------------------------------------------------------------------------
                                         Dynamic Growth     Dynamic Growth         Emerging Growth         Emerging Small
                                         Trust Series 0     Trust Series 1          Trust Series 1     Company Trust Series 0
                                         -------------- ----------------------  ---------------------  ----------------------
                                          Period Ended  Year Ended  Year Ended  Year Ended  Year Ended      Period Ended
                                          Dec. 31/05~   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04      Dec. 31/05~
                                         -------------- ----------  ----------  ----------  ---------- ----------------------
Income:
Net investment income...................      $--       $       --  $       --  $       --   $  9,432          $   --
Realized gain (loss)....................       --          457,699      94,774      38,594       (492)             --
Change in unrealized appreciation
  (depreciation) during the period......       --          409,942     409,886      47,428     25,791             (36)
                                              ---       ----------  ----------  ----------   --------          ------
Net increase (decrease) in assets from
  operations............................       --          867,641     504,660      86,022     34,731             (36)
                                              ---       ----------  ----------  ----------   --------          ------
Changes from principal transactions:
   Transfer of net premiums.............       --          531,210     576,532     118,004     44,258              --
   Transfer on terminations.............       --         (534,633)   (412,016)    (17,804)   (10,233)             --
   Transfer on policy loans.............       --            4,691     (18,434)         --         --              --
   Net interfund transfers..............       19        1,150,318     (96,425)    566,792    300,095           2,080
                                              ---       ----------  ----------  ----------   --------          ------
Net increase (decrease) in assets from
  principal transactions................       19        1,151,586      49,657     666,992    334,120           2,080
                                              ---       ----------  ----------  ----------   --------          ------
Total increase (decrease) in assets.....       19        2,019,227     554,317     753,014    368,851           2,044

Assets, beginning of period.............       --        5,568,057   5,013,740     614,154    245,303              --
                                              ---       ----------  ----------  ----------   --------          ------
Assets, end of period...................      $19       $7,587,284  $5,568,057  $1,367,168   $614,154          $2,044
                                              ===       ==========  ==========  ==========   ========          ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                    Sub-Account
                                         -----------------------------------------------------------------
                                              Emerging Small       Equity-Income     Equity-Income Trust
                                          Company Trust Series 1   Trust Series 0         Series 1
                                         ------------------------  -------------- ------------------------
                                          Year Ended   Year Ended   Period Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                         -----------  -----------  -------------- -----------  -----------
Income:
Net investment income................... $        --  $        --     $    --     $ 2,640,036  $ 1,220,280
Realized gain (loss)....................   1,773,777    2,043,668           1         470,837     (546,720)
Change in unrealized appreciation
  (depreciation) during the period......     757,764    4,035,308         (16)     (1,067,490)   6,666,830
                                         -----------  -----------     -------     -----------  -----------
Net increase (decrease) in assets from
  operations............................   2,531,541    6,078,976         (15)      2,043,383    7,340,390
                                         -----------  -----------     -------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............   3,708,515    4,325,459         213       5,833,771    5,027,739
   Transfer on terminations.............  (6,412,789)  (9,073,429)        (63)     (5,917,021)  (4,805,750)
   Transfer on policy loans.............    (291,308)       7,548          --        (224,530)    (348,449)
   Net interfund transfers..............  (3,124,343)  (2,778,826)     35,978      (6,409,061)   1,866,789
                                         -----------  -----------     -------     -----------  -----------
Net increase (decrease) in assets from
  principal transactions................  (6,119,925)  (7,519,248)     36,128      (6,716,841)   1,740,329
                                         -----------  -----------     -------     -----------  -----------
Total increase (decrease) in assets.....  (3,588,384)  (1,440,272)     36,113      (4,673,458)   9,080,719

Assets, beginning of period.............  57,409,523   58,849,795          --      57,447,214   48,366,495
                                         -----------  -----------     -------     -----------  -----------
Assets, end of period................... $53,821,139  $57,409,523     $36,113     $52,773,756  $57,447,214
                                         ===========  ===========     =======     ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               Sub-Account
                                         --------------------------------------------------------------------------------------
                                             Equity Index Trust     Financial Services Financial Services Trust Fundamental Value
                                                  Series 1            Trust Series 0          Series 1           Trust Series 0
                                         -------------------------  ------------------ ----------------------   -----------------
                                          Year Ended    Year Ended     Period Ended    Year Ended   Year Ended    Period Ended
                                         Dec. 31/05/a/  Dec. 31/04     Dec. 31/05~     Dec. 31/05   Dec. 31/04     Dec. 31/05~
                                         ------------  -----------  ------------------ ----------   ----------  -----------------
Income:
Net investment income................... $  1,166,251  $   701,130         $ --        $    8,431   $    6,255       $   --
Realized gain (loss)....................   (5,280,964)  (2,169,316)          --           168,908       27,449           --
Change in unrealized appreciation
  (depreciation) during the period......    1,826,779    6,868,237           --            27,221      168,405          (10)
                                         ------------  -----------         ----        ----------   ----------       ------
Net increase (decrease) in assets from
  operations............................   (2,287,934)   5,400,051           --           204,560      202,109          (10)
                                         ------------  -----------         ----        ----------   ----------       ------
Changes from principal transactions:
   Transfer of net premiums.............    1,203,449    4,412,156           --           340,903      389,527           13
   Transfer on terminations.............   (1,693,580)  (7,075,663)          --          (165,654)    (157,011)          (7)
   Transfer on policy loans.............      (24,994)     372,409           --            (7,466)      (2,238)          --
   Net interfund transfers..............  (53,773,803)  (2,422,944)         385           219,284      359,255        1,561
                                         ------------  -----------         ----        ----------   ----------       ------
Net increase (decrease) in assets from
  principal transactions................  (54,288,928)  (4,714,042)         385           387,067      589,533        1,567
                                         ------------  -----------         ----        ----------   ----------       ------
Total increase (decrease) in assets.....  (56,576,862)     686,009          385           591,627      791,642        1,557

Assets, beginning of period.............   56,576,862   55,890,853           --         2,297,778    1,506,136           --
                                         ------------  -----------         ----        ----------   ----------       ------
Assets, end of period................... $         --  $56,576,862         $385        $2,889,405   $2,297,778       $1,557
                                         ============  ===========         ====        ==========   ==========       ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
a Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

See accompanying notes.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                            Fundamental Value     Global Trust       Global Trust
                                              Trust Series 1        Series 0           Series 1
                                         -----------------------  ------------ ------------------------
                                          Year Ended  Year Ended  Period Ended  Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/05~   Dec. 31/05   Dec. 31/04
                                         -----------  ----------  ------------ -----------  -----------
Income:
Net investment income................... $    47,318  $   48,758     $   --    $   153,729  $   189,821
Realized gain (loss)....................     286,899     797,020         --        401,249      479,816
Change in unrealized appreciation
  (depreciation) during the period......     720,194      43,396        (36)       711,371      939,172
                                         -----------  ----------     ------    -----------  -----------
Net increase (decrease) in assets from
  operations............................   1,054,411     889,174        (36)     1,266,349    1,608,809
                                         -----------  ----------     ------    -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............   1,192,067     873,964         --        772,256      891,165
   Transfer on terminations.............    (897,846)   (622,193)        41     (1,139,719)  (1,223,714)
   Transfer on policy loans.............     (34,798)    (30,867)        --        (12,704)     (51,161)
   Net interfund transfers..............   1,958,872   1,275,969      5,862       (304,347)     (44,549)
                                         -----------  ----------     ------    -----------  -----------
Net increase (decrease) in assets from
  principal transactions................   2,218,295   1,496,873      5,903       (684,514)    (428,259)
                                         -----------  ----------     ------    -----------  -----------
Total increase (decrease) in assets.....   3,272,706   2,386,047      5,867        581,835    1,180,550

Assets, beginning of period.............   9,921,146   7,535,099         --     12,156,585   10,976,035
                                         -----------  ----------     ------    -----------  -----------
Assets, end of period................... $13,193,852  $9,921,146     $5,867    $12,738,420  $12,156,585
                                         ===========  ==========     ======    ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
a Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                Sub-Account
                                              -------------------------------------------------------------------------------
                                              Global Allocation Global Allocation Trust  Global Bond      Global Bond Trust
                                               Trust Series 0          Series 1         Trust Series 0        Series 1
                                              ----------------- ----------------------  -------------- ----------------------
                                                Period Ended    Year Ended  Year Ended   Period Ended  Year Ended  Year Ended
                                                 Dec. 31/05~    Dec. 31/05  Dec. 31/04   Dec. 31/05~   Dec. 31/05  Dec. 31/04
                                              ----------------- ----------  ----------  -------------- ----------  ----------
Income:
Net investment income........................       $ --        $   16,582  $   11,177      $   --     $  337,096  $  186,105
Realized gain (loss).........................          3            13,308     (16,157)         --        113,444     162,107
Change in unrealized appreciation
  (depreciation) during the period...........          3            76,384     165,039          31       (869,739)    195,726
                                                    ----        ----------  ----------      ------     ----------  ----------
Net increase (decrease) in assets from
  operations.................................          6           106,274     160,059          31       (419,199)    543,938
                                                    ----        ----------  ----------      ------     ----------  ----------
Changes from principal transactions:
   Transfer of net premiums..................         --           147,803     239,747         111        737,883     782,378
   Transfer on terminations..................        (36)         (194,608)   (108,337)        (28)      (600,729)   (508,247)
   Transfer on policy loans..................         --            (3,194)    (47,599)         --        (39,105)    (30,097)
   Net interfund transfers...................        801           273,923     375,559       1,607        624,219     708,657
                                                    ----        ----------  ----------      ------     ----------  ----------
Net increase (decrease) in assets from
  principal transactions.....................        765           223,924     459,370       1,690        722,268     952,691
                                                    ----        ----------  ----------      ------     ----------  ----------
Total increase (decrease) in assets..........        771           330,198     619,429       1,721        303,069   1,496,629

Assets, beginning of period..................         --         1,525,012     905,583          --      5,945,240   4,448,611
                                                    ----        ----------  ----------      ------     ----------  ----------
Assets, end of period........................       $771        $1,855,210  $1,525,012      $1,721     $6,248,309  $5,945,240
                                                    ====        ==========  ==========      ======     ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

                                                                         Sub-Account
                                              ----------------------------------------------------------------
                                               Global Equity Select    Growth & Income   Growth & Income Trust
                                                  Trust Series 1       Trust Series 0          Series 1
                                              ----------------------   --------------- ------------------------
                                               Year Ended   Year Ended  Period Ended    Year Ended   Year Ended
                                              Dec. 31/05/b/ Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                              ------------  ---------- --------------- -----------  -----------
Income:
Net investment income........................  $   7,786     $  1,311      $   --      $ 1,608,032  $   415,204
Realized gain (loss).........................      3,447        1,745          (1)      (1,863,002)  (1,148,448)
Change in unrealized appreciation
  (depreciation) during the period...........    (15,332)       7,871         (88)       1,074,607    3,834,178
                                               ---------     --------      ------      -----------  -----------
Net increase (decrease) in assets from
  operations.................................     (4,099)      10,927         (89)         819,637    3,100,934
                                               ---------     --------      ------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums..................         --       17,234           8        3,464,362    4,571,700
   Transfer on terminations..................     (4,141)      (9,901)        (34)      (6,872,307)  (6,444,878)
   Transfer on policy loans..................       (326)       9,753          --          (78,135)    (165,532)
   Net interfund transfers...................    (94,724)      20,940       6,266       (1,203,445)  (1,806,491)
                                               ---------     --------      ------      -----------  -----------
Net increase (decrease) in assets from
  principal transactions.....................    (99,191)      38,026       6,240       (4,689,525)  (3,845,201)
                                               ---------     --------      ------      -----------  -----------
Total increase (decrease) in assets..........   (103,290)      48,953       6,151       (3,869,888)    (744,267)

Assets, beginning of period..................    103,290       54,337          --       48,840,004   49,584,271
                                               ---------     --------      ------      -----------  -----------
Assets, end of period........................  $      --     $103,290      $6,151      $44,970,116  $48,840,004
                                               =========     ========      ======      ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                         ---------------------------------------------------------------------------------
                                         Growth & Income II Health Sciences  Health Sciences Trust      High Grade Bond
                                           Trust Series 0   Trust Series 0         Series 1             Trust Series 1
                                         ------------------ --------------- ----------------------  ----------------------
                                            Period Ended     Period Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                            Dec. 31/05~       Dec. 31/05~   Dec. 31/05  Dec. 31/04  Dec. 31/05/c/ Dec. 31/04
                                         ------------------ --------------- ----------  ----------  ------------  ----------
Income:
Net investment income...................      $    --            $ --       $  328,475  $       --   $ 213,800    $  15,677
Realized gain (loss)....................           --               1          117,839     292,346    (192,751)         605
Change in unrealized appreciation
  (depreciation) during the period......          (44)             21          202,543     188,581     (10,158)       5,756
                                              -------            ----       ----------  ----------   ---------    ---------
Net increase (decrease) in assets from
  operations............................          (44)             22          648,857     480,927      10,891       22,038
                                              -------            ----       ----------  ----------   ---------    ---------
Changes from principal transactions:
   Transfer of net premiums.............           --              --          519,319     494,199      57,652      211,755
   Transfer on terminations.............          (17)            (16)        (293,502)   (257,048)    (28,201)    (100,474)
   Transfer on policy loans.............           --              --          (36,923)    (10,367)       (847)      16,328
   Net interfund transfers..............       37,759             250        1,906,637     977,771    (773,066)     116,279
                                              -------            ----       ----------  ----------   ---------    ---------
Net increase (decrease) in assets from
  principal transactions................       37,742             234        2,095,531   1,204,555    (744,462)     243,888
                                              -------            ----       ----------  ----------   ---------    ---------
Total increase (decrease) in assets.....       37,698             256        2,744,388   1,685,482    (733,571)     265,926

Assets, beginning of period.............           --              --        4,482,118   2,796,636     733,571      467,645
                                              -------            ----       ----------  ----------   ---------    ---------
Assets, end of period...................      $37,698            $256       $7,226,506  $4,482,118   $      --    $ 733,571
                                              =======            ====       ==========  ==========   =========    =========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
c Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.

See accompanying notes.

                                                                            Sub-Account
                                         --------------------------------------------------------------------------------
                                           High Yield       High Yield Trust      Income & Value   Income & Value Trust
                                         Trust Series 0         Series 1          Trust Series 0         Series 1
                                         -------------- ------------------------  -------------- ------------------------
                                          Period Ended   Year Ended   Year Ended   Period Ended   Year Ended   Year Ended
                                          Dec. 31/05~    Dec. 31/05   Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                         -------------- -----------  -----------  -------------- -----------  -----------
Income:
Net investment income...................     $   --     $   779,033  $   723,991       $ --      $   618,409  $   183,061
Realized gain (loss)....................         (1)        571,368    1,152,224         --        1,041,930      299,314
Change in unrealized appreciation
  (depreciation) during the period......         22        (721,778)    (120,533)        (7)         158,054    2,320,695
                                             ------     -----------  -----------       ----      -----------  -----------
Net increase (decrease) in assets from
  operations............................         21         628,623    1,755,682         (7)       1,818,393    2,803,070
                                             ------     -----------  -----------       ----      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............        120       1,101,554    1,383,921         --        3,213,592    2,705,010
   Transfer on terminations.............       (121)     (1,051,772)  (1,647,381)        --       (4,636,984)  (4,394,860)
   Transfer on policy loans.............         --         (87,203)      (7,929)        --         (201,886)     (37,622)
   Net interfund transfers..............      2,677         195,497     (109,602)       651       (2,598,571)  23,415,977
                                             ------     -----------  -----------       ----      -----------  -----------
Net increase (decrease) in assets from
  principal transactions................      2,676         158,076     (380,991)       651       (4,223,849)  21,688,505
                                             ------     -----------  -----------       ----      -----------  -----------
Total increase (decrease) in assets.....      2,697         786,699    1,374,691        644       (2,405,456)  24,491,575

Assets, beginning of period.............         --      15,113,826   13,739,135         --       37,770,719   13,279,144
                                             ------     -----------  -----------       ----      -----------  -----------
Assets, end of period...................     $2,697     $15,900,525  $15,113,826       $644      $35,365,263  $37,770,719
                                             ======     ===========  ===========       ====      ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
c Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     Sub-Account
                                                   ----------------------------------------------------------------------------
                                                    International Equity  International Equity Index International Equity Select
                                                   Index Trust B Series 0     Trust B Series 1           Trust Series 1
                                                   ---------------------- -------------------------  --------------------------
                                                        Period Ended      Year Ended   Period Ended   Year Ended     Year Ended
                                                        Dec. 31/05~       Dec.31/05    Dec.31/04##   Dec. 31/05/b/   Dec. 31/04
                                                   ---------------------- ----------   ------------  ------------    ----------
Income:
Net investment income.............................         $   --         $  322,791    $   12,655    $  98,728       $  2,655
Realized gain (loss)..............................              3            250,578         1,228      (15,278)        22,379
Change in unrealized appreciation (depreciation)
  during the period...............................             58            121,084       548,048      (87,213)        44,184
                                                           ------         ----------    ----------    ---------       --------
Net increase (decrease) in assets from operations.             61            694,453       561,931       (3,763)        69,218
                                                           ------         ----------    ----------    ---------       --------
Changes from principal transactions:
   Transfer of net premiums.......................            111            535,897       237,967       41,805        155,633
   Transfer on terminations.......................            (28)          (507,720)     (177,274)     (17,636)       (64,551)
   Transfer on policy loans.......................             --             (4,971)         (650)        (415)          (314)
   Net interfund transfers........................          1,660              5,482     3,531,604     (512,561)        68,755
                                                           ------         ----------    ----------    ---------       --------
Net increase (decrease) in assets from principal
  transactions....................................          1,743             28,688     3,591,647     (488,807)       159,523
                                                           ------         ----------    ----------    ---------       --------
Total increase (decrease) in assets...............          1,804            723,141     4,153,578     (492,570)       228,741

Assets, beginning of period.......................             --          4,153,578            --      492,570        263,829
                                                           ------         ----------    ----------    ---------       --------
Assets, end of period.............................         $1,804         $4,876,719    $4,153,578    $      --       $492,570
                                                           ======         ==========    ==========    =========       ========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
m Terminated as an investment option and funds transferred to John Hancock VST International Equity Index Fund on June 18, 2004.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

                                                                                   Sub-Account
                                                      ---------------------------------------------------------------------
                                                                           International  International
                                                         International     Opportunities  Opportunities  International Small
                                                      Index Trust Series 1 Trust Series 0 Trust Series 1 Cap Trust Series 0
                                                      -------------------- -------------- -------------- -------------------
                                                        Year Ended Dec.     Period Ended   Period Ended     Period Ended
                                                            31/04/m/        Dec. 31/05~    Dec. 31/05~       Dec. 31/05~
                                                      -------------------- -------------- -------------- -------------------
Income:
Net investment income................................     $    32,883           $ --         $     --          $   --
Realized gain (loss).................................         205,655             --              147              (6)
Change in unrealized appreciation (depreciation)
  during the period..................................        (157,172)            --           18,210              91
                                                          -----------           ----         --------          ------
Net increase (decrease) in assets from operations....          81,366             --           18,357              85
                                                          -----------           ----         --------          ------
Changes from principal transactions:
   Transfer of net premiums..........................         210,808             --            3,093           2,222
   Transfer on terminations..........................        (109,150)            --           (1,376)            (22)
   Transfer on policy loans..........................         (15,049)            --               --              --
   Net interfund transfers...........................      (2,454,171)           541          158,605             638
                                                          -----------           ----         --------          ------
Net increase (decrease) in assets from principal
  transactions.......................................      (2,367,562)           541          160,322           2,838
                                                          -----------           ----         --------          ------
Total increase (decrease) in assets..................      (2,286,196)           541          178,679           2,923

Assets, beginning of period..........................       2,286,196             --               --              --
                                                          -----------           ----         --------          ------
Assets, end of period................................     $        --           $541         $178,679          $2,923
                                                          ===========           ====         ========          ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.
m Terminated as an investment option and funds transferred to John Hancock VST International Equity Index Fund on June 18, 2004.
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     Sub-Account
                                                        ---------------------------------------------------------------------
                                                        International Small Cap  International Stock    International Stock
                                                             Trust Series 1        Trust Series 0         Trust Series 1
                                                        -----------------------  ------------------- ------------------------
                                                         Year Ended  Year Ended     Period Ended      Year Ended   Year Ended
                                                         Dec. 31/05  Dec. 31/04      Dec. 31/05~      Dec. 31/05   Dec. 31/04
                                                        -----------  ----------  ------------------- -----------  -----------
Income:
Net investment income.................................. $    92,197  $   10,413        $   --        $   173,758  $   180,084
Realized gain (loss)...................................   1,651,639     494,837             1            938,827    1,043,146
Change in unrealized appreciation (depreciation)
  during the period....................................    (688,351)  1,132,321            44          2,356,477    1,837,527
                                                        -----------  ----------        ------        -----------  -----------
Net increase (decrease) in assets from operations......   1,055,485   1,637,571            45          3,469,062    3,060,757
                                                        -----------  ----------        ------        -----------  -----------
Changes from principal transactions:
   Transfer of net premiums............................     914,729     697,884            --          1,727,451    2,052,725
   Transfer on terminations............................  (1,064,653)   (783,203)          645         (2,255,013)  (2,589,490)
   Transfer on policy loans............................     (49,080)      8,235            --            (25,972)      56,329
   Net interfund transfers.............................   2,764,001     (94,067)        1,057            272,891   (1,759,421)
                                                        -----------  ----------        ------        -----------  -----------
Net increase (decrease) in assets from principal
  transactions.........................................   2,564,997    (171,151)        1,702           (280,643)  (2,239,857)
                                                        -----------  ----------        ------        -----------  -----------
Total increase (decrease) in assets....................   3,620,482   1,466,420         1,747          3,188,419      820,900

Assets, beginning of period............................   9,633,024   8,166,604            --         22,347,931   21,527,031
                                                        -----------  ----------        ------        -----------  -----------
Assets, end of period.................................. $13,253,506  $9,633,024        $1,747        $25,536,350  $22,347,931
                                                        ===========  ==========        ======        ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                      Sub-Account
                                                        ----------------------------------------------------------------------
                                                        International Value    International Value     Investment Quality Bond
                                                          Trust Series 0         Trust Series 1            Trust Series 1
                                                        ------------------- ------------------------  ------------------------
                                                           Period Ended      Year Ended   Year Ended   Year Ended   Year Ended
                                                            Dec. 31/05~      Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                        ------------------- -----------  -----------  -----------  -----------
Income:
Net investment income..................................        $ --         $   399,391  $   149,719  $ 1,339,988  $ 1,467,561
Realized gain (loss)...................................          --           1,681,387      503,034      365,772      289,748
Change in unrealized appreciation (depreciation)
  during the period....................................           1             561,082    2,108,841   (1,198,805)    (601,883)
                                                               ----         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations......           1           2,641,860    2,761,594      506,955    1,155,426
                                                               ----         -----------  -----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums............................          10           2,360,937    1,730,870    1,670,901    2,063,472
   Transfer on terminations............................           1          (2,300,400)  (1,401,465)  (3,174,192)  (3,499,259)
   Transfer on policy loans............................          --            (120,516)        (498)     (92,131)     (15,981)
   Net interfund transfers.............................         981           8,297,225    3,598,149   (3,341,663)    (233,187)
                                                               ----         -----------  -----------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions.........................................         992           8,237,246    3,927,056   (4,937,085)  (1,684,955)
                                                               ----         -----------  -----------  -----------  -----------
Total increase (decrease) in assets....................         993          10,879,106    6,688,650   (4,430,130)    (529,529)

Assets, beginning of period............................          --          17,098,318   10,409,668   24,567,760   25,097,289
                                                               ----         -----------  -----------  -----------  -----------
Assets, end of period..................................        $993         $27,977,424  $17,098,318  $20,137,630  $24,567,760
                                                               ====         ===========  ===========  ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                         Sub-Account
                                                                  ---------------------------------------------------------
                                                                  Large Cap Trust Large Cap Growth     Large Cap Growth
                                                                     Series 1      Trust Series 0       Trust Series 1
                                                                  --------------- ---------------- ------------------------
                                                                   Period Ended     Period Ended    Year Ended   Year Ended
                                                                    Dec. 31/05~     Dec. 31/05~     Dec. 31/05   Dec. 31/04
                                                                  --------------- ---------------- -----------  -----------
Income:
Net investment income............................................    $     --           $ --       $   135,921  $    51,708
Realized gain (loss).............................................      49,990              7          (184,716)  (2,526,261)
Change in unrealized appreciation (depreciation) during the
  period.........................................................         784             --            93,135    3,524,578
                                                                     --------           ----       -----------  -----------
Net increase (decrease) in assets from operations................      50,774              7            44,340    1,050,025
                                                                     --------           ----       -----------  -----------
Changes from principal transactions:
   Transfer of net premiums......................................       1,844             --         1,856,350    2,202,391
   Transfer on terminations......................................      (2,330)           (13)       (1,940,855)  (2,298,470)
   Transfer on policy loans......................................          --             --           (54,385)     (53,277)
   Net interfund transfers.......................................     (38,179)           593           264,452      412,238
                                                                     --------           ----       -----------  -----------
Net increase (decrease) in assets from principal transactions....     (38,665)           580           125,562      262,882
                                                                     --------           ----       -----------  -----------
Total increase (decrease) in assets..............................      12,109            587           169,902    1,312,907

Assets, beginning of period......................................          --             --        19,298,538   17,985,631
                                                                     --------           ----       -----------  -----------
Assets, end of period............................................    $ 12,109           $587       $19,468,440  $19,298,538
                                                                     ========           ====       ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                          Sub-Account
                                                                  -----------------------------------------------------------
                                                                  Large Cap Value     Large Cap Value     Lifestyle Aggressive
                                                                  Trust Series 0      Trust Series 1      1000 Trust Series 0
                                                                  --------------- ----------------------  --------------------
                                                                   Period Ended   Year Ended  Year Ended      Period Ended
                                                                    Dec. 31/05~   Dec. 31/05  Dec. 31/04      Dec. 31/05~
                                                                  --------------- ----------  ----------  --------------------
Income:
Net investment income............................................     $   --      $       --  $   45,834        $     23
Realized gain (loss).............................................         (2)        587,303     327,438             178
Change in unrealized appreciation (depreciation) during the
  period.........................................................          4         138,750     372,642           1,335
                                                                      ------      ----------  ----------        --------
Net increase (decrease) in assets from operations................          2         726,053     745,914           1,536
                                                                      ------      ----------  ----------        --------
Changes from principal transactions:
   Transfer of net premiums......................................        280         603,603     321,845           1,054
   Transfer on terminations......................................       (152)       (344,825)   (355,260)         (2,022)
   Transfer on policy loans......................................         --         (17,788)         --              --
   Net interfund transfers.......................................      3,167         568,108   2,357,285         130,292
                                                                      ------      ----------  ----------        --------
Net increase (decrease) in assets from principal transactions....      3,295         809,098   2,323,870         129,324
                                                                      ------      ----------  ----------        --------
Total increase (decrease) in assets..............................      3,297       1,535,151   3,069,784         130,860

Assets, beginning of period......................................         --       4,644,416   1,574,632              --
                                                                      ------      ----------  ----------        --------
Assets, end of period............................................     $3,297      $6,179,567  $4,644,416        $130,860
                                                                      ======      ==========  ==========        ========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             Sub-Account
                                     -------------------------------------------------------------------------------------------
                                       Lifestyle Aggressive    Lifestyle Balanced    Lifestyle Balanced    Lifestyle Conservative
                                        1000 Trust Series 1    640 Trust Series 0    640 Trust Series 1      280 Trust Series 0
                                     ------------------------  ------------------ -----------------------  ----------------------
                                      Year Ended   Year Ended     Period Ended    Year Ended   Year Ended       Period Ended
                                      Dec. 31/05   Dec. 31/04     Dec. 31/05~     Dec. 31/05   Dec. 31/04       Dec. 31/05~
                                     -----------  -----------  ------------------ ----------- -----------  ----------------------
Income:
Net investment income............... $   445,224  $    63,422       $    132       $2,406,116 $   682,850           $ --
Realized gain (loss)................      20,554     (276,996)           322          276,995    (242,625)            --
Change in unrealized appreciation
  (depreciation) during the period..   1,120,278    1,883,797          3,640          565,424   4,130,926             --
                                     -----------  -----------       --------      ----------- -----------           ----
Net increase (decrease) in assets
  from operations...................   1,586,056    1,670,223          4,094        3,248,535   4,571,151             --
                                     -----------  -----------       --------      ----------- -----------           ----
Changes from principal transactions:
   Transfer of net premiums.........   3,353,348    2,128,907          3,129        7,072,969   5,951,999             55
   Transfer on terminations.........  (1,612,631)  (1,439,778)        (2,210)     (4,448,848)  (3,963,863)           (36)
   Transfer on policy loans.........      20,774      (64,806)            --            8,228    (237,313)            --
   Net interfund transfers..........     994,764    2,565,484        326,162        5,980,788   6,378,910             81
                                     -----------  -----------       --------      ----------- -----------           ----
Net increase (decrease) in assets
  from principal transactions.......   2,756,255    3,189,807        327,081        8,613,137   8,129,733            100
                                     -----------  -----------       --------      ----------- -----------           ----
Total increase (decrease) in assets.   4,342,311    4,860,030        331,175       11,861,672  12,700,884            100

Assets, beginning of period.........  12,404,137    7,544,107             --       40,415,463  27,714,579             --
                                     -----------  -----------       --------      ----------- -----------           ----
Assets, end of period............... $16,746,448  $12,404,137       $331,175      $52,277,135 $40,415,463           $100
                                     ===========  ===========       ========      =========== ===========           ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                 Sub-Account
                                     -------------------------------------------------------------------
                                     Lifestyle Conservative   Lifestyle Growth      Lifestyle Growth
                                       280 Trust Series 1    820 Trust Series 0    820 Trust Series 1
                                     ----------------------  ------------------ ------------------------
                                     Year Ended  Year Ended     Period Ended     Year Ended   Year Ended
                                     Dec. 31/05  Dec. 31/04     Dec. 31/05~      Dec. 31/05   Dec. 31/04
                                     ----------  ----------  ------------------ -----------  -----------
Income:
Net investment income............... $  505,641  $  227,269       $    222      $ 2,082,481  $   609,382
Realized gain (loss)................     42,253      87,376             (7)        (285,985)    (827,324)
Change in unrealized appreciation
  (depreciation) during the period..   (365,322)    179,996          2,180        3,874,347    6,901,299
                                     ----------  ----------       --------      -----------  -----------
Net increase (decrease) in assets
  from operations...................    182,572     494,641          2,395        5,670,843    6,683,357
                                     ----------  ----------       --------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.........    541,641     408,562         34,792       10,920,056    7,503,684
   Transfer on terminations.........   (657,931)   (562,412)        30,322       (5,656,834)  (5,486,537)
   Transfer on policy loans.........    (28,277)     (5,102)            --         (360,889)     (68,261)
   Net interfund transfers..........    275,101     142,540        527,489        8,239,932    9,220,090
                                     ----------  ----------       --------      -----------  -----------
Net increase (decrease) in assets
  from principal transactions.......    130,534     (16,412)       592,603       13,142,265   11,168,976
                                     ----------  ----------       --------      -----------  -----------
Total increase (decrease) in assets.    313,106     478,229        594,998       18,813,108   17,852,333

Assets, beginning of period.........  6,244,993   5,766,764             --       55,819,902   37,967,569
                                     ----------  ----------       --------      -----------  -----------
Assets, end of period............... $6,558,099  $6,244,993       $594,998      $74,633,010  $55,819,902
                                     ==========  ==========       ========      ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                        -----------------------------------------------------------------------
                                                        Lifestyle Moderate    Lifestyle Moderate    Managed Trust  Mid Cap Core
                                                        460 Trust Series 0    460 Trust Series 1      Series 0    Trust Series 0
                                                        ------------------ -----------------------  ------------- --------------
                                                           Period Ended     Year Ended  Year Ended  Period Ended   Period Ended
                                                           Dec. 31/05~      Dec. 31/05  Dec. 31/04   Dec. 31/05~   Dec. 31/05~
                                                        ------------------ -----------  ----------  ------------- --------------
Income:
Net investment income..................................      $    --       $   644,187  $  187,738    $  4,134        $   --
Realized gain (loss)...................................            4           189,821      68,918         (91)           --
Change in unrealized appreciation (depreciation) during
  the period...........................................          495          (438,152)    551,717      (1,487)           (7)
                                                             -------       -----------  ----------    --------        ------
Net increase (decrease) in assets from operations......          499           395,856     808,373       2,556            (7)
                                                             -------       -----------  ----------    --------        ------
Changes from principal transactions:
   Transfer of net premiums............................           35         1,370,063   1,286,583         460            --
   Transfer on terminations............................         (353)       (1,271,093)   (609,234)     (3,129)           --
   Transfer on policy loans............................           --          (143,924)    (18,228)         --            --
   Net interfund transfers.............................       61,048           875,507   1,530,925     278,212         1,229
                                                             -------       -----------  ----------    --------        ------
Net increase (decrease) in assets from principal
  transactions.........................................       60,730           830,553   2,190,046     275,543         1,229
                                                             -------       -----------  ----------    --------        ------
Total increase (decrease) in assets....................       61,229         1,226,409   2,998,419     278,099         1,222

Assets, beginning of period............................           --         8,774,966   5,776,547          --            --
                                                             -------       -----------  ----------    --------        ------
Assets, end of period..................................      $61,229       $10,001,375  $8,774,966    $278,099        $1,222
                                                             =======       ===========  ==========    ========        ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                 Sub-Account
                                                 ---------------------------------------------------------------------------
                                                      Mid Cap Core      Mid Cap Index       Mid Cap Index      Mid Cap Stock
                                                     Trust Series 1     Trust Series 0     Trust Series 1      Trust Series 0
                                                 ---------------------  -------------- ----------------------  --------------
                                                 Year Ended  Year Ended  Period Ended  Year Ended  Year Ended   Period Ended
                                                 Dec. 31/05  Dec. 31/04  Dec. 31/05~   Dec. 31/05  Dec. 31/04   Dec. 31/05~
                                                 ----------  ---------- -------------- ----------  ----------  --------------
Income:
Net investment income........................... $   84,408   $  2,235      $   --     $  317,836  $   33,842       $ --
Realized gain (loss)............................     12,028      2,426           3        939,477     166,594          4
Change in unrealized appreciation (depreciation)
  during the period.............................    (34,495)    36,360         (54)      (164,416)    839,092         35
                                                 ----------   --------      ------     ----------  ----------       ----
Net increase (decrease) in assets from
  operations....................................     61,941     41,021         (51)     1,092,897   1,039,528         39
                                                 ----------   --------      ------     ----------  ----------       ----
Changes from principal transactions:
   Transfer of net premiums.....................    252,763    124,452          10      1,027,774     958,033        252
   Transfer on terminations.....................    (78,570)   (40,841)        762       (954,129)   (803,029)       (78)
   Transfer on policy loans.....................       (629)        --          --        (32,948)    (36,150)        --
   Net interfund transfers......................    236,051    412,988       6,881        719,597     870,224        318
                                                 ----------   --------      ------     ----------  ----------       ----
Net increase (decrease) in assets from principal
  transactions..................................    409,615    496,599       7,653        760,294     989,078        492
                                                 ----------   --------      ------     ----------  ----------       ----
Total increase (decrease) in assets.............    471,556    537,620       7,602      1,853,191   2,028,606        531

Assets, beginning of period.....................    747,762    210,142          --      7,846,188   5,817,582         --
                                                 ----------   --------      ------     ----------  ----------       ----
Assets, end of period........................... $1,219,318   $747,762      $7,602     $9,699,379  $7,846,188       $531
                                                 ==========   ========      ======     ==========  ==========       ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       Sub-Account
                                                            ----------------------------------------------------------------
                                                                 Mid Cap Stock       Mid Cap Value        Mid Cap Value
                                                                 Trust Series 1      Trust Series 0      Value Series 1
                                                            -----------------------  -------------- ------------------------
                                                             Year Ended  Year Ended   Period Ended   Year Ended   Year Ended
                                                             Dec. 31/05  Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                                            -----------  ----------  -------------- -----------  -----------
Income:
Net investment income...................................... $   353,590  $       --      $   --     $   632,192  $    69,295
Realized gain (loss).......................................   1,730,422     286,503           7       1,471,335    1,186,891
Change in unrealized appreciation (depreciation) during the
  period...................................................   1,551,025   1,167,590         (33)       (717,135)   1,620,437
                                                            -----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from operations..........   3,635,037   1,454,093         (26)      1,386,392    2,876,623
                                                            -----------  ----------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums................................   1,635,274   1,109,543         138       2,804,087    1,693,501
   Transfer on terminations................................  (2,291,564)   (859,854)        (59)     (1,216,774)    (998,476)
   Transfer on policy loans................................     (53,572)    (38,600)         --         (23,204)      (7,594)
   Net interfund transfers.................................   9,088,677   1,676,484       3,704       2,381,622    3,233,475
                                                            -----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from principal
  transactions.............................................   8,378,815   1,887,573       3,783       3,945,731    3,920,906
                                                            -----------  ----------      ------     -----------  -----------
Total increase (decrease) in assets........................  12,013,852   3,341,666       3,757       5,332,123    6,797,529

Assets, beginning of period................................   9,756,344   6,414,678          --      16,664,733    9,867,204
                                                            -----------  ----------      ------     -----------  -----------
Assets, end of period...................................... $21,770,196  $9,756,344      $3,757     $21,996,856  $16,664,733
                                                            ===========  ==========      ======     ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                                  Sub-Account
                                                 -----------------------------------------------------------------------------
                                                 Mid Value Trust   Money Market          Money Market         Natural Resources
                                                    Series 0     Trust B Series 0       Trust Series 1         Trust Series 0
                                                 --------------- ---------------- --------------------------  -----------------
                                                  Period Ended     Period Ended    Year Ended    Year Ended     Period Ended
                                                   Dec. 31/05~     Dec. 31/05~     Dec. 31/05    Dec. 31/04      Dec. 31/05~
                                                 --------------- ---------------- ------------  ------------  -----------------
Income:
Net investment income...........................      $ --         $     3,353    $  2,164,222  $    652,359        $  --
Realized gain (loss)............................        --                  --              --            --            5
Change in unrealized appreciation (depreciation)
  during the period.............................         1                  --              --            --           41
                                                      ----         -----------    ------------  ------------        -----
Net increase (decrease) in assets from
  operations....................................         1               3,353       2,164,222       652,359           46
                                                      ----         -----------    ------------  ------------        -----
Changes from principal transactions:
   Transfer of net premiums.....................        66           1,898,235      37,135,552    58,039,439           60
   Transfer on terminations.....................       (31)          1,359,541     (14,357,407)  (17,648,508)        (122)
   Transfer on policy loans.....................        --                  --        (633,755)      574,206           --
   Net interfund transfers......................        12          (1,639,630)    (21,682,743)  (56,476,832)         746
                                                      ----         -----------    ------------  ------------        -----
Net increase (decrease) in assets from principal
  transactions..................................        47           1,618,146         461,647   (15,511,695)         684
                                                      ----         -----------    ------------  ------------        -----
Total increase (decrease) in assets.............        48           1,621,499       2,625,869   (14,859,336)         730

Assets, beginning of period.....................        --                  --      78,523,906    93,383,242           --
                                                      ----         -----------    ------------  ------------        -----
Assets, end of period...........................      $ 48         $ 1,621,499    $ 81,149,775  $ 78,523,906        $ 730
                                                      ====         ===========    ============  ============        =====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                       ------------------------------------------------------------------------------------
                                          Natural Resources           Overseas Trust       Overseas Equity Pacific Rim Trust
                                            Trust Series 1               Series 1          Trust Series 0      Series 0
                                       -----------------------  -------------------------  --------------- -----------------
                                       Year Ended   Year Ended   Year Ended    Year Ended   Period Ended     Period Ended
                                       Dec. 31/05   Dec. 31/04  Dec. 31/05/g/  Dec. 31/04    Dec. 31/05~      Dec. 31/05~
                                       ----------  -----------  ------------  -----------  --------------- -----------------
Income:
Net investment income................. $  110,159  $    49,554  $     36,753  $    34,423       $ --             $ --
Realized gain (loss)..................    704,606      229,123       722,856      638,676         --                1
Change in unrealized appreciation
  (depreciation) during the period....  1,464,687      209,659    (1,039,185)     363,446          1               21
                                       ----------  -----------  ------------  -----------       ----             ----
Net increase (decrease) in assets from
  operations..........................  2,279,452      488,336      (279,576)   1,036,545          1               22
                                       ----------  -----------  ------------  -----------       ----             ----
Changes from principal transactions:
   Transfer of net premiums...........    733,698      288,731       247,287      951,319         36               --
   Transfer on terminations...........   (368,865)  (1,154,304)     (340,518)    (837,141)       (19)             (19)
   Transfer on policy loans...........     (6,870)      (6,648)      (26,766)     (90,380)        --               --
   Net interfund transfers............  2,962,709    2,638,282   (10,433,623)   1,239,968          9              597
                                       ----------  -----------  ------------  -----------       ----             ----
Net increase (decrease) in assets from
  principal transactions..............  3,320,672    1,766,061   (10,553,620)   1,263,766         26              578
                                       ----------  -----------  ------------  -----------       ----             ----
Total increase (decrease) in assets...  5,600,124    2,254,397   (10,833,196)   2,300,311         27              600

Assets, beginning of period...........  3,387,254    1,132,857    10,833,196    8,532,885         --               --
                                       ----------  -----------  ------------  -----------       ----             ----
Assets, end of period................. $8,987,378  $ 3,387,254  $         --  $10,833,196       $ 27             $600
                                       ==========  ===========  ============  ===========       ====             ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
g Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                        -------------------------------------------------------------------
                                                            Pacific Rim Trust     Quantitative All Cap Quantitative All Cap
                                                                Series 1             Trust Series 0       Trust Series 1
                                                        ------------------------  -------------------- --------------------
                                                         Year Ended   Year Ended      Period Ended     Year Ended Year Ended
                                                         Dec. 31/05   Dec. 31/04      Dec. 31/05~      Dec. 31/05 Dec. 31/04
                                                        -----------  -----------  -------------------- ---------- ----------
Income:
Net investment income.................................. $    90,162  $    39,388          $--           $ 34,039  $   4,675
Realized gain (loss)...................................     892,513      591,744           --             10,833      5,924
Change in unrealized appreciation (depreciation) during
  the period...........................................   1,593,002      731,200           --            (12,809)    21,798
                                                        -----------  -----------          ---           --------  ---------
Net increase (decrease) in assets from operations......   2,575,677    1,362,332           --             32,063     32,397
                                                        -----------  -----------          ---           --------  ---------
Changes from principal transactions:
   Transfer of net premiums............................     727,323      827,972           19             61,808     43,329
   Transfer on terminations............................  (1,543,716)  (1,081,321)          (7)           (14,082)  (117,929)
   Transfer on policy loans............................     (24,132)      58,727           --             (1,141)        --
   Net interfund transfers.............................   1,652,548      636,001            2            143,110    197,459
                                                        -----------  -----------          ---           --------  ---------
Net increase (decrease) in assets from principal
  transactions.........................................     812,023      441,379           14            189,695    122,859
                                                        -----------  -----------          ---           --------  ---------
Total increase (decrease) in assets....................   3,387,700    1,803,711           14            221,758    155,256

Assets, beginning of period............................   9,758,540    7,954,829           --            199,302     44,046
                                                        -----------  -----------          ---           --------  ---------
Assets, end of period.................................. $13,146,240  $ 9,758,540          $14           $421,060  $ 199,302
                                                        ===========  ===========          ===           ========  =========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
g Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            Sub-Account
                                       -------------------------------------------------------------------------------------
                                       Quantitative Equity  Quantitative Mid     Quantitative Mid       Quantitative Value
                                         Trust Series 1    Cap Trust Series 0   Cap Trust Series 1        Trust Series 1
                                       ------------------- ------------------ ----------------------  ----------------------
                                           Year Ended         Period Ended    Year Ended  Year Ended  Year Ended Period Ended
                                         Dec. 31/04/xx/       Dec. 31/05~     Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec.31/04##
                                       ------------------- ------------------ ----------  ----------  ---------- ------------
Income:
Net investment income.................    $    382,977           $   --       $       --  $       --     $1,736    $    --
Realized gain (loss)..................     (17,437,554)             (69)         172,949      28,691      1,329         72
Change in unrealized appreciation
  (depreciation) during the period....      16,998,745              194          (11,798)    115,618     17,324      1,366
                                          ------------           ------       ----------  ----------   --------    -------
Net increase (decrease) in assets from
  operations..........................         (55,832)             125          161,151     144,309     20,389      1,438
                                          ------------           ------       ----------  ----------   --------    -------
Changes from principal transactions:                                                                     83,960        210
   Transfer of net premiums...........       1,081,406            3,975           92,616      84,332
   Transfer on terminations...........      (1,881,526)              27          (72,012)    (73,871)    (5,153)      (555)
   Transfer on policy loans...........        (236,388)              --           (1,202)         (3)        --         --
   Net interfund transfers............     (36,915,602)           2,149           91,038     332,393    467,555     14,429
                                          ------------           ------       ----------  ----------   --------    -------
Net increase (decrease) in assets from
  principal transactions..............     (37,952,110)           6,151          110,440     342,851    546,362     14,084
                                          ------------           ------       ----------  ----------   --------    -------
Total increase (decrease) in assets...     (38,007,942)           6,276          271,591     487,160    566,751     15,522

Assets, beginning of period...........      38,007,942               --        1,148,626     661,466     15,522         --
                                          ------------           ------       ----------  ----------   --------    -------
Assets, end of period.................    $         --           $6,276       $1,420,217  $1,148,626   $582,273    $15,522
                                          ============           ======       ==========  ==========   ========    =======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
xx Terminated as an investment option and funds transferred to U.S. Large Cap
   Trust on May 3, 2004.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                            Sub-Account
                                     ----------------------------------------------------------------------------------------
                                     Real Estate Securities  Real Estate Securities   Real Return Bond    Real Return Bond
                                         Trust Series 0          Trust Series 1        Trust Series 0      Trust Series 1
                                     ---------------------- ------------------------  ---------------- ----------------------
                                       Period Ended Dec.     Year Ended   Year Ended    Period Ended   Year Ended  Year Ended
                                             31/05~          Dec. 31/05   Dec. 31/04    Dec. 31/05~    Dec. 31/05  Dec. 31/04
                                     ---------------------- -----------  -----------  ---------------- ----------  ----------
Income:
Net investment income...............        $    --         $ 7,161,881  $   904,075       $   --      $   90,553  $   40,433
Realized gain (loss)................             --           4,646,644      906,547           (1)          2,883      81,709
Change in unrealized appreciation
  (depreciation) during the period..             (1)         (6,743,469)   9,118,077           (3)        (66,136)     20,110
                                            -------         -----------  -----------       ------      ----------  ----------
Net increase (decrease) in assets
  from operations...................             (1)          5,065,056   10,928,699           (4)         27,300     142,252
                                            -------         -----------  -----------       ------      ----------  ----------
Changes from principal transactions:
   Transfer of net premiums.........             51           3,688,088    2,830,089         (138)        228,553     289,210
   Transfer on terminations.........            (33)         (4,962,225)  (4,214,517)          --        (134,038)   (250,327)
   Transfer on policy loans.........             --            (101,311)    (270,172)          --              --          --
   Net interfund transfers..........         34,855          (3,723,507)   1,056,144        1,411         705,433     211,497
                                            -------         -----------  -----------       ------      ----------  ----------
Net increase (decrease) in assets
  from principal transactions.......         34,873          (5,098,955)    (598,456)       1,273         799,948     250,380
                                            -------         -----------  -----------       ------      ----------  ----------
Total increase (decrease) in assets.         34,872             (33,899)  10,330,243        1,269         827,248     392,632

Assets, beginning of period.........             --          45,385,043   35,054,800           --       1,717,117   1,324,485
                                            -------         -----------  -----------       ------      ----------  ----------
Assets, end of period...............        $34,872         $45,351,144  $45,385,043       $1,269      $2,544,365  $1,717,117
                                            =======         ===========  ===========       ======      ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
xx Terminated as an investment option and funds transferred to U.S. Large Cap
   Trust on May 3, 2004.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           Sub-Account
                                       ----------------------------------------------------------------------------------
                                                                                                                Small Cap
                                       Science & Technology   Science & Technology         Select Growth          Trust
                                          Trust Series 0         Trust Series 1           Trust Series 1         Series 0
                                       -------------------- ------------------------  ----------------------   ------------
                                           Period Ended      Year Ended   Year Ended   Year Ended   Year Ended Period Ended
                                           Dec. 31/05~       Dec. 31/05   Dec. 31/04  Dec. 31/05/y/ Dec. 31/04 Dec. 31/05~
                                       -------------------- -----------  -----------  ------------  ---------- ------------
Income:
Net investment income.................         $--          $        --  $        --   $       --   $      69      $ --
Realized gain (loss)..................          --            1,731,332      666,013        9,652      53,983         1
Change in unrealized appreciation
  (depreciation) during the period....          --           (1,489,527)    (518,371)    (27,199)     (39,941)       --
                                               ---          -----------  -----------   ----------   ---------      ----
Net increase (decrease) in assets from
  operations..........................          --              241,805      147,642     (17,547)      14,111         1
                                               ---          -----------  -----------   ----------   ---------      ----
Changes from principal transactions:                                                        3,394     238,982        --
   Transfer of net premiums...........          --            2,517,672    3,019,772
   Transfer on terminations...........          (4)          (2,677,562)  (2,296,110)    (19,358)    (114,827)       (5)
   Transfer on policy loans...........          --              (49,455)     (23,431)       (786)       8,086        --
   Net interfund transfers............           9           (1,589,574)  (1,253,272)   (527,237)     (86,471)      330
                                               ---          -----------  -----------   ----------   ---------      ----
Net increase (decrease) in assets from
  principal transactions..............           5           (1,798,919)    (553,041)   (543,987)      45,770       325
                                               ---          -----------  -----------   ----------   ---------      ----
Total increase (decrease) in assets...           5           (1,557,114)    (405,399)   (561,534)      59,881       326

Assets, beginning of period...........          --           21,441,064   21,846,463      561,534     501,653        --
                                               ---          -----------  -----------   ----------   ---------      ----
Assets, end of period.................         $ 5          $19,883,950  $21,441,064   $       --   $ 561,534      $326
                                               ===          ===========  ===========   ==========   =========      ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.

See accompanying notes.

                                                                                       Sub-Account
                                                              -------------------------------------------------------------
                                                               Small Cap    Small Cap    Small Cap          Small Cap
                                                                 Trust     Growth Trust Index Trust        Index Trust
                                                                Series 1     Series 0     Series 0          Series 1
                                                              ------------ ------------ ------------ ----------------------
                                                              Period Ended Period Ended Period Ended Year Ended  Year Ended
                                                              Dec. 31/05~  Dec. 31/05~  Dec. 31/05~  Dec. 31/05  Dec. 31/04
                                                              ------------ ------------ ------------ ----------  ----------
Income:
Net investment income........................................   $     --       $ --        $   --    $  302,487  $   17,840
Realized gain (loss).........................................     35,136         --            (2)      547,747     394,893
Change in unrealized appreciation (depreciation) during the
  period.....................................................     38,807         --          (161)     (591,894)    577,611
                                                                --------       ----        ------    ----------  ----------
Net increase (decrease) in assets from operations............     73,943         --          (163)      258,340     990,344
                                                                --------       ----        ------    ----------  ----------
Changes from principal transactions:
   Transfer of net premiums..................................      2,929         36           111       968,283     933,411
   Transfer on terminations..................................     (9,842)       (18)          791      (581,354)   (536,269)
   Transfer on policy loans..................................         --         --            --       (68,125)     (5,670)
   Net interfund transfers...................................    813,811         11         8,357      (192,446)  1,802,908
                                                                --------       ----        ------    ----------  ----------
Net increase (decrease) in assets from principal transactions    806,898         29         9,259       126,358   2,194,380
                                                                --------       ----        ------    ----------  ----------
Total increase (decrease) in assets..........................    880,841         29         9,096       384,698   3,184,724

Assets, beginning of period..................................         --         --            --     7,616,093   4,431,369
                                                                --------       ----        ------    ----------  ----------
Assets, end of period........................................   $880,841       $ 29        $9,096    $8,000,791  $7,616,093
                                                                ========       ====        ======    ==========  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          Sub-Account
                                         -----------------------------------------------------------------------------
                                            Small Cap Oppor-        Small Cap Opport-    Small Cap Value Small Company
                                         tunities Trust Series 0 tunities Trust Series 1 Trust Series 0  Trust Series 0
                                         ----------------------- ----------------------  --------------- --------------
                                              Period Ended       Year Ended  Year Ended   Period Ended    Period Ended
                                               Dec. 31/05~       Dec. 31/05  Dec. 31/04    Dec. 31/05~    Dec. 31/05~
                                         ----------------------- ----------  ----------  --------------- --------------
Income:
Net investment income...................          $ --           $   39,994  $   36,432      $    --          $ --
Realized gain (loss)....................             2               50,708     220,772           --             1
Change in unrealized appreciation
  (depreciation) during the period......             1              974,478     169,919           --            --
                                                  ----           ----------  ----------      -------          ----
Net increase (decrease) in assets from
  operations............................             3            1,065,180     427,123           --             1
                                                  ----           ----------  ----------      -------          ----
Changes from principal transactions:                                                              10            99
   Transfer of net premiums.............           138              642,197     129,008
   Transfer on terminations.............           (49)            (525,209)    (76,104)         (7)           (66)
   Transfer on policy loans.............            --                 (382)     (6,184)          --            --
   Net interfund transfers..............           111            4,650,745   3,100,039       34,361           412
                                                  ----           ----------  ----------      -------          ----
Net increase (decrease) in assets from
  principal transactions................           200            4,767,351   3,146,759       34,364           445
                                                  ----           ----------  ----------      -------          ----
Total increase (decrease) in assets.....           203            5,832,531   3,573,882       34,364           446

Assets, beginning of period.............            --            3,859,270     285,388           --            --
                                                  ----           ----------  ----------      -------          ----
Assets, end of period...................          $203           $9,691,801  $3,859,270      $34,364          $446
                                                  ====           ==========  ==========      =======          ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
h Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

See accompanying notes.

                                                                                Sub-Account
                                                   ---------------------------------------------------------------------
                                                     Small Company Trust      Small Company Blend        Small Company
                                                           Series 1              Trust Series 1       Value Trust Series 0
                                                   -----------------------  -----------------------   --------------------
                                                   Year Ended  Period Ended  Year Ended   Year Ended      Period Ended
                                                   Dec. 31/05~ Dec. 31/04## Dec. 31/05/h/ Dec. 31/04      Dec. 31/05~
                                                   ----------- ------------ ------------  ----------  --------------------
Income:
Net investment income.............................  $  2,972     $    --    $        --   $       --         $   --
Realized gain (loss)..............................       774       7,817        570,894       32,097             (1)
Change in unrealized appreciation (depreciation)
  during the period...............................    16,106         862     (1,374,657)     460,503            (47)
                                                    --------     -------    -----------   ----------         ------
Net increase (decrease) in assets from operations.    19,852       8,679       (803,763)     492,600            (48)
                                                    --------     -------    -----------   ----------         ------
Changes from principal transactions:
   Transfer of net premiums.......................    45,120      12,823        182,112      745,238            141
   Transfer on terminations.......................   (22,883)     (2,709)      (312,405)    (559,194)           (42)
   Transfer on policy loans.......................        --          --          6,296       (9,576)            --
   Net interfund transfers........................   434,822      49,451     (6,139,531)     377,199          2,125
                                                    --------     -------    -----------   ----------         ------
Net increase (decrease) in assets from principal
  transactions....................................   457,059      59,565     (6,263,528)     553,667          2,224
                                                    --------     -------    -----------   ----------         ------
Total increase (decrease) in assets...............   476,911      68,244     (7,067,291)   1,046,267          2,176

Assets, beginning of period.......................    68,244          --      7,067,291    6,021,024             --
                                                    --------     -------    -----------   ----------         ------
Assets, end of period.............................  $545,155     $68,244    $        --   $7,067,291         $2,176
                                                    ========     =======    ===========   ==========         ======

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
h Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        Sub-Account
                                         ------------------------------------------------------------------------
                                            Small Company Value         Small-Mid Cap        Small-Mid Cap Growth
                                              Trust Series 1           Trust Series 1           Trust Series 1
                                         ------------------------  ----------------------   ----------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/05/d/ Dec. 31/04 Dec. 31/05/d/ Dec. 31/04
                                         -----------  -----------  ------------  ---------- ------------  ----------
Income:
Net investment income................... $   372,926  $   221,735   $  12,520     $    203   $      --     $     --
Realized gain (loss)....................     841,374      704,325      (9,650)      28,625      38,933       16,762
Change in unrealized appreciation
  (depreciation) during the period......     193,528    3,083,164     (33,688)      (2,892)    (54,008)      16,161
                                         -----------  -----------   ---------     --------   ---------     --------
Net increase (decrease) in assets from
  operations............................   1,407,828    4,009,224     (30,818)      25,936     (15,075)      32,923
                                         -----------  -----------   ---------     --------   ---------     --------
Changes from principal transactions:
   Transfer of net premiums.............   1,801,956    1,909,281       2,546      118,926       2,003       48,348
   Transfer on terminations.............  (2,248,034)  (1,511,185)     (9,342)     (65,749)     (6,969)     (26,598)
   Transfer on policy loans.............     (46,771)     (52,994)         --        9,236        (348)        (271)
   Net interfund transfers..............     273,954    1,242,354    (338,937)      (3,903)   (223,213)     (19,262)
                                         -----------  -----------   ---------     --------   ---------     --------
Net increase (decrease) in assets from
  principal transactions................    (218,895)   1,587,456    (345,733)      58,510    (228,527)       2,217
                                         -----------  -----------   ---------     --------   ---------     --------
Total increase (decrease) in assets.....   1,188,933    5,596,680    (376,551)      84,446    (243,602)      35,140

Assets, beginning of period.............  20,631,270   15,034,590     376,551      292,105     243,602      208,462
                                         -----------  -----------   ---------     --------   ---------     --------
Assets, end of period................... $21,820,203  $20,631,270   $      --     $376,551   $      --     $243,602
                                         ===========  ===========   =========     ========   =========     ========

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
e Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.

See accompanying notes.

                                                                        Sub-Account
                                         -------------------------------------------------------------------------
                                           Special Value Trust     Strategic Bond Trust     Strategic Growth Trust
                                                Series 1                 Series 1                  Series 1
                                         ----------------------  ------------------------  -----------------------
                                         Year Ended  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04   Dec. 31/05   Dec. 31/04  Dec. 31/05/e/ Dec. 31/04
                                         ----------  ----------  -----------  -----------  ------------  ----------
Income:
Net investment income................... $    4,928  $   13,642  $   277,757  $   358,034  $    49,495   $       --
Realized gain (loss)....................     63,938      13,700      117,868      104,521      344,970       38,730
Change in unrealized appreciation
  (depreciation) during the period......      9,050     154,991     (126,071)     144,342     (596,951)     148,669
                                         ----------  ----------  -----------  -----------  -----------   ----------
Net increase (decrease) in assets from
  operations............................     77,916     182,333      269,554      606,897     (202,486)     187,399
                                         ----------  ----------  -----------  -----------  -----------   ----------
Changes from principal transactions:
   Transfer of net premiums.............    164,874     167,721      863,320    1,029,625      116,352      681,375
   Transfer on terminations.............   (111,192)    (65,269)    (892,961)    (977,096)     (77,587)    (178,252)
   Transfer on policy loans.............     (2,008)       (107)     (65,859)     (27,429)          14          (74)
   Net interfund transfers..............     32,609     250,241      147,864      345,977   (3,413,768)    (142,645)
                                         ----------  ----------  -----------  -----------  -----------   ----------
Net increase (decrease) in assets from
  principal transactions................     84,283     352,586       52,364      371,077   (3,374,989)     360,404
                                         ----------  ----------  -----------  -----------  -----------   ----------
Total increase (decrease) in assets.....    162,199     534,919      321,918      977,974   (3,577,475)     547,803

Assets, beginning of period.............  1,200,169     665,250   10,001,024    9,023,050    3,577,475    3,029,672
                                         ----------  ----------  -----------  -----------  -----------   ----------
Assets, end of period................... $1,362,368  $1,200,169  $10,322,942  $10,001,024  $        --   $3,577,475
                                         ==========  ==========  ===========  ===========  ===========   ==========

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
e Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               Sub-Account
                                         --------------------------------------------------------------------------------------
                                         Strategic Income Strategic Income Trust  Strategic Opportun-   Strategic Opportunities
                                          Trust Series 0         Series 1         ities Trust Series 0      Trust Series 1
                                         ---------------- ----------------------  -------------------- ------------------------
                                           Period Ended   Year Ended Period Ended     Period Ended      Year Ended   Year Ended
                                           Dec. 31/05~    Dec. 31/05 Dec. 31/04##     Dec. 31/05~       Dec. 31/05   Dec. 31/04
                                         ---------------- ---------- ------------ -------------------- -----------  -----------
Income:
Net investment income...................      $  211       $ 10,117    $   775           $  --         $   100,498  $    20,627
Realized gain (loss)....................          --          1,253        324              --          (2,598,704)  (3,471,694)
Change in unrealized appreciation
  (depreciation) during the period......        (200)        (6,828)       982               1           4,662,303    6,153,730
                                              ------       --------    -------           -----         -----------  -----------
Net increase (decrease) in assets from
  operations............................          11          4,542      2,081               1           2,164,097    2,702,663
                                              ------       --------    -------           -----         -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............          --         11,028      3,931              42           1,860,231    2,532,786
   Transfer on terminations.............          (3)        13,046     (1,192)           (14)          (2,719,818)  (2,968,325)
   Transfer on policy loans.............          --             --         --              --             (41,474)    (158,028)
   Net interfund transfers..............       5,284        176,494     46,453              21          (1,423,843)  (1,926,626)
                                              ------       --------    -------           -----         -----------  -----------
Net increase (decrease) in assets from
  principal transactions................       5,281        200,568     49,192              49          (2,324,904)  (2,520,193)
                                              ------       --------    -------           -----         -----------  -----------
Total increase (decrease) in assets.....       5,292        205,110     51,273              50            (160,807)     182,470

Assets, beginning of period.............          --         51,273         --              --          24,121,175   23,938,705
                                              ------       --------    -------           -----         -----------  -----------
Assets, end of period...................      $5,292       $256,383    $51,273           $  50         $23,960,368  $24,121,175
                                              ======       ========    =======           =====         ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                   Sub-Account
                                         ---------------------------------------------------------------
                                             Strategic Value      Total Return        Total Return
                                             Trust Series 1      Trust Series 0      Trust Series 1
                                         ----------------------  -------------- ------------------------
                                         Year Ended  Year Ended   Period Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04   Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                         ----------  ----------  -------------- -----------  -----------
Income:
Net investment income................... $  144,058  $   10,372      $   --     $   896,173  $   902,549
Realized gain (loss)....................     12,429     135,287          (2)         33,207      (39,301)
Change in unrealized appreciation
  (depreciation) during the period......   (158,255)     87,933         (10)       (467,973)      (9,450)
                                         ----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from
  operations............................     (1,768)    233,592         (12)        461,407      853,798
                                         ----------  ----------      ------     -----------  -----------
Changes from principal transactions:
   Transfer of net premiums.............    177,997     208,586           2       1,753,195    2,044,931
   Transfer on terminations.............    (90,847)    (95,357)       (267)     (1,273,857)  (1,601,832)
   Transfer on policy loans.............     (2,167)    (12,521)         --         (51,798)     (66,393)
   Net interfund transfers..............     52,986     240,110       2,551       1,295,447     (885,041)
                                         ----------  ----------      ------     -----------  -----------
Net increase (decrease) in assets from
  principal transactions................    137,969     340,818       2,286       1,722,987     (508,335)
                                         ----------  ----------      ------     -----------  -----------
Total increase (decrease) in assets.....    136,201     574,410       2,274       2,184,394      345,463

Assets, beginning of period.............  1,432,678     858,268          --      18,308,958   17,963,495
                                         ----------  ----------      ------     -----------  -----------
Assets, end of period................... $1,568,879  $1,432,678      $2,274     $20,493,352  $18,308,958
                                         ==========  ==========      ======     ===========  ===========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         Sub-Account
                                 ------------------------------------------------------------------------------------------
                                  Total Stock Market     Total Stock Market     U.S. Global Leaders    U.S. Global Leaders
                                 Index Trust Series 0   Index Trust Series 1   Growth Trust Series 0  Growth Trust Series 1
                                 -------------------- -----------------------  --------------------- ----------------------
                                     Period Ended      Year Ended  Year Ended      Period Ended      Year Ended Period Ended
                                     Dec. 31/05~       Dec. 31/05  Dec. 31/04       Dec. 31/05~      Dec.31/05  Dec.31/04##
                                 -------------------- -----------  ----------  --------------------- ---------- ------------
Income:
Net investment income...........        $   --        $    63,347  $   25,667          $ 10             $50,508   $    536
Realized gain (loss)............            --            167,288      73,930            --               9,097      1,169
Change in unrealized
  appreciation (depreciation)
  during the period.............           (94)           121,128     487,526           (25)            167,423      4,183
                                        ------        -----------  ----------          ----          ----------   --------
Net increase (decrease) in
  assets from operations........           (94)           351,763     587,123           (15)            227,028      5,888
                                        ------        -----------  ----------          ----          ----------   --------
Changes from principal
  transactions:                                                                                         191,232     29,478
   Transfer of net premiums.....            --            515,105     610,235             2
   Transfer on terminations.....            33         (1,116,052)   (364,650)           (8)          (109,681)     (2,086)
   Transfer on policy loans.....            --            (65,728)     (4,119)           --                  86         --
   Net interfund transfers......         6,097            576,329     929,855           551           2,298,164     89,729
                                        ------        -----------  ----------          ----          ----------   --------
Net increase (decrease) in
  assets from principal
  transactions..................         6,130            (90,346)  1,171,321           545           2,379,801    117,121
                                        ------        -----------  ----------          ----          ----------   --------
Total increase (decrease) in
  assets........................         6,036            261,417   1,758,444           530           2,606,829    123,009

Assets, beginning of period.....            --          5,762,135   4,003,691            --             123,009         --
                                        ------        -----------  ----------          ----          ----------   --------
Assets, end of period...........        $6,036        $ 6,023,552  $5,762,135          $530          $2,729,838   $123,009
                                        ======        ===========  ==========          ====          ==========   ========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                   Sub-Account
                                 -------------------------------------------------------------------------------
                                      U.S. Government        U.S. High Yield     U.S. High Yield   U.S. Large Cap
                                 Securities Trust Series 1 Bond Trust Series 0 Bond Trust Series 1 Trust Series 0
                                 ------------------------  ------------------- ------------------- --------------
                                  Year Ended   Year Ended     Period Ended        Period Ended      Period Ended
                                  Dec. 31/05   Dec. 31/04      Dec. 31/05~         Dec. 31/05~      Dec. 31/05~
                                 -----------  -----------  ------------------- ------------------- --------------
Income:
Net investment income........... $   520,877  $   576,550          $--               $   --             $ --
Realized gain (loss)............      (2,952)      96,655           --                   --               --
Change in unrealized
  appreciation (depreciation)
  during the period.............    (302,186)    (235,239)          --                   28               --
                                 -----------  -----------          ---               ------             ----
Net increase (decrease) in
  assets from operations........     215,739      437,966           --                   28               --
                                 -----------  -----------          ---               ------             ----
Changes from principal
  transactions:
   Transfer of net premiums.....   1,444,085    2,318,656           --                4,773               42
   Transfer on terminations.....  (1,996,279)  (3,487,442)          (5)                 (31)             (12)
   Transfer on policy loans.....     (57,812)     (14,392)          --                   --               --
   Net interfund transfers......  (2,089,257)  (3,487,463)           8                   52               14
                                 -----------  -----------          ---               ------             ----
Net increase (decrease) in
  assets from principal
  transactions..................  (2,699,263)  (4,670,641)           3                4,794               44
                                 -----------  -----------          ---               ------             ----
Total increase (decrease) in
  assets........................  (2,483,524)  (4,232,675)           3                4,822               44

Assets, beginning of period.....  15,039,513   19,272,188           --                   --               --
                                 -----------  -----------          ---               ------             ----
Assets, end of period........... $12,555,989  $15,039,513          $ 3                4,822             $ 44
                                 ===========  ===========          ===               ======             ====

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                        ------------------------------------------------------------------
                                                          U.S. Large Cap Trust    Utilities Trust      Utilities Trust
                                                                Series 1             Series 0             Series 1
                                                        ------------------------  --------------- ------------------------
                                                         Year Ended   Year Ended   Period Ended    Year Ended  Period Ended
                                                         Dec. 31/05   Dec. 31/04    Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                                        -----------  -----------  --------------- ------------ ------------
Income:
Net investment income.................................. $   222,758  $    57,223       $ --       $    238,331  $   10,242
Realized gain (loss)...................................   1,618,749      226,381         --            785,762     102,520
Change in unrealized appreciation (depreciation)
  during the period....................................   1,053,949    4,223,937         --          (462,523)     474,887
                                                        -----------  -----------       ----       ------------  ----------
Net increase (decrease) in assets from operations......   2,895,456    4,507,541         --            561,570     587,649
                                                        -----------  -----------       ----       ------------  ----------
Changes from principal transactions:
   Transfer of net premiums............................   4,047,334    4,526,084          8            503,421     120,234
   Transfer on terminations............................  (6,667,227)  (5,374,696)        (4)         (211,390)    (173,394)
   Transfer on policy loans............................    (175,483)     202,315         --            (2,519)     (10,999)
   Net interfund transfers.............................  (1,030,851)  33,854,684        543        (1,008,395)   1,920,288
                                                        -----------  -----------       ----       ------------  ----------
Net increase (decrease) in assets from principal
  transactions.........................................  (3,826,227)  33,208,387        547          (718,883)   1,856,129
                                                        -----------  -----------       ----       ------------  ----------
Total increase (decrease) in assets....................    (930,771)  37,715,928        547          (157,313)   2,443,778

Assets, beginning of period............................  53,540,709   15,824,781         --          3,271,438     827,660
                                                        -----------  -----------       ----       ------------  ----------
Assets, end of period.................................. $52,609,938  $53,540,709       $547       $  3,114,125  $3,271,438
                                                        ===========  ===========       ====       ============  ==========

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                     Sub-Account
                                                        ------------------------------------
                                                        Value Trust        Value Trust
                                                         Series 0           Series 1                       Total
                                                        ----------- ------------------------  ------------------------------
                                                        Year Ended   Year Ended   Year Ended    Year Ended      Year Ended
                                                        Dec. 31/05~  Dec. 31/05   Dec. 31/04    Dec. 31/05      Dec. 31/04
                                                        ----------- -----------  -----------  --------------  --------------
Income:
Net investment income..................................    $ --     $   116,560  $   104,790  $   35,031,263  $   13,826,143
Realized gain (loss)...................................      --         453,840      202,735      18,057,277     (26,229,790)
Change in unrealized appreciation (depreciation)
  during the period....................................      (4)      1,679,064    2,201,244      23,599,898     123,064,158
                                                           ----     -----------  -----------  --------------  --------------
Net increase (decrease) in assets from operations......      (4)      2,249,464    2,508,769      76,688,438     110,660,511
                                                           ----     -----------  -----------  --------------  --------------
Changes from principal transactions:
   Transfer of net premiums............................      10       1,356,941    1,693,789     146,360,427     165,922,910
   Transfer on terminations............................      (8)     (2,435,659)  (1,832,365)   (128,434,418)   (128,504,682)
   Transfer on policy loans............................      --         (41,701)     (51,000)     (4,144,818)     (1,245,115)
   Net interfund transfers.............................     529        (172,671)  (1,187,148)     (3,266,309)     (2,517,721)
                                                           ----     -----------  -----------  --------------  --------------
Net increase (decrease) in assets from principal
  transactions.........................................     531      (1,293,090)  (1,376,724)     10,514,882      33,655,392
                                                           ----     -----------  -----------  --------------  --------------
Total increase (decrease) in assets....................     527         956,374    1,132,045      87,203,320     144,315,903

Assets, beginning of period............................      --      18,811,290   17,679,245   1,116,682,829     972,366,926
                                                           ----     -----------  -----------  --------------  --------------
Assets, end of period..................................    $527     $19,767,664  $18,811,290  $1,203,886,149  $1,116,682,829
                                                           ====     ===========  ===========  ==============  ==============

--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                         Notes to Financial Statements

                               December 31, 2005

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account A (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) (the "Account") is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") (formerly The Manufacturers Life Insurance Company (U.S.A.)) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has eighty-two active investment sub-accounts that invest in shares of a particular John Hancock Trust (formerly Manufacturers Investment Trust) Portfolio and one sub-account that invests in shares of a particular PIMCO Variable Investment Trust Portfolio (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with Insurance Company companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life Insurance Company contracts (the "Contracts") issued by the Company.

The Company is a stock life Insurance Company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life Insurance Company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

1. Organization (continued)

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Effective January 1, 2005, the following name changes occurred:

            Previous Name                             New Name
            -------------                             --------
  The Manufacturers Life Insurance       John Hancock Life Insurance Company
          Company (U.S.A.)                            (U.S.A.)
  Manulife Financial Securities LLC         John Hancock Distributors LLC
   Manufacturers Investment Trust                John Hancock Trust
  The Manufacturers Life Insurance       John Hancock Life Insurance Company
          Company (U.S.A.)                            (U.S.A.)
         Separate Account A                      Separate Account A

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

     Previous Name             New Name          Effective Date
     -------------             --------          --------------
  Global Equity Trust        Global Trust          May 3, 2004
  International Equity       International
       Index Fund         Equity Index Trust A     May 2, 2005
  Pacific Rim Emerging
     Markets Trust         Pacific Rim Trust       May 3, 2004

Effective May 2, 2005 the following sub-accounts of the Account were terminated as investment options and funds transferred to existing sub-account funds as follows:

              Terminated                         Funds Transferred To
              ----------                         --------------------
        Aggressive Growth Trust                   Mid Cap Stock Trust
           Core Value Trust                         500 Index Trust
        Diversified Bond Trust                     Active Bond Trust
          Equity Index Trust                       500 Index Trust B
      Global Equity Select Trust          International Equity Index Trust B
         High Grade Bond Trust               Investment Quality Bond Trust
   International Equity Select Trust      International Equity Index Trust B
            Overseas Trust                     International Value Trust
          Select Growth Trust                       500 Index Trust
       Small Company Blend Trust             Small Cap Opportunities Trust
          Small-Mid Cap Trust                     Mid Cap Index Trust
      Small-Mid Cap Growth Trust                  Mid Cap Index Trust
        Strategic Growth Trust             U.S. Global Leaders Growth Trust

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

1. Organization (continued)

Effective May 3, 2004 the following sub-accounts of the Account were terminated as investment options and funds transferred to existing sub-account funds as follows:

                Terminated                     Funds Transferred To
                ----------                     --------------------
              Balanced Trust                   Income & Value Trust
        Quantitative Equity Trust              U.S. Large Cap Trust

Effective June 18, 2004 the following sub-account of the Account was terminated as an investment option and funds transferred to an existing sub-account fund as follows:

                Terminated                     Funds Transferred To
                ----------                     --------------------
        International Index Trust        International Equity Index Fund

The following sub-accounts of the Account were added as investment options for variable universal life Insurance Company contract holders of the Company:

                                                  Commencement of Operations
                                                      of the Sub-Accounts
                                                 -----------------------------
500 Index Trust B                                         May 2, 2005
Active Bond Trust                                         May 2, 2005
All Asset Portfolio                                       May 3, 2004
American Bond Trust /m/                                October 31, 2005
Bond Index Trust B                                        May 2, 2005
Brandes International Equity Trust /m/                    May 2, 2005
Business Opportunity Value Trust /m/                      May 2, 2005
Classic Value Trust                                       May 3, 2004
Core Bond Trust                                           May 2, 2005
Core Equity Trust                                         May 3, 2004
Frontier Capital Appreciation /m/                         May 2, 2005
Growth & Income II Trust                                  May 2, 2005
International Equity Index Trust B                        May 3, 2004
International Equity Index Trust A /m/                    May 2, 2005
International Opportunities Trust                         May 2, 2005
Large Cap Trust                                           May 2, 2005

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

1. Organization (continued)

                                                   Commencement of Operations
                                                       of the Sub-Accounts
                                                   ---------------------------
Managed Trust                                              May 2, 2005
Mid Value Trust                                            May 2, 2005
Money Market Trust B                                       May 2, 2005
Overseas Equity Trust                                      May 2, 2005
Short-Term Bond Trust /m/                                  May 2, 2005
Small Cap Trust                                            May 2, 2005
Small Cap Growth Trust                                     May 2, 2005
Small Cap Value Trust                                      May 2, 2005
Turner Core Growth Trust /m/                               May 2, 2005
U.S. High Yield Bond Trust                                 May 2, 2005
--------
/m/ Fund available in current year but no activity.

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position, taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of Insurance Company, a charge for mortality and expense risks, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                          Purchases    Sales
                                                         ----------- ----------
Sub-accounts:
   500 Index Trust Series 1............................. $ 7,494,846 $4,688,898
   500 Index Trust B Series 0...........................  55,090,109  4,769,812
   Active Bond Trust Series 1...........................  16,067,311  4,723,469
   Aggressive Growth Trust Series 1.....................     434,914  8,500,336
   All Asset Portfolio Series 0.........................       1,435          0
   All Asset Portfolio Series 1.........................     908,333    149,617
   All Cap Core Trust Series 1..........................     726,283  3,282,968
   All Cap Growth Trust Series 0........................           2          2

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                    Purchases     Sales
                                                   ----------- -----------
Sub-accounts:
   All Cap Growth Trust Series 1.................. $   927,193 $ 2,281,513
   All Cap Value Trust Series 0...................          64          65
   All Cap Value Trust Series 1...................   1,088,867   3,305,134
   American Blue Chip Income and..................
   Growth Trust Series 1..........................   1,582,890     248,670
   American Bond Trust Series 1...................      50,157         204
   American Growth Trust Series 1.................  11,042,776   1,247,070
   American Growth-Income Trust Series 1..........   2,362,084   1,172,322
   American International Trust Series 1..........   6,122,916     961,159
   Blue Chip Growth Trust Series 0................       1,626           7
   Blue Chip Growth Trust Series 1................   3,386,308   5,659,578
   Bond Index Trust B Series 0....................          15           9
   Capital Appreciation Trust Series 0............         650           0
   Capital Appreciation Trust Series 1............   4,422,217   1,925,323
   Classic Value Trust Series 0...................       1,887          56
   Classic Value Trust Series 1...................   7,045,357   1,559,998
   Core Bond Trust Series 1.......................      17,096         232
   Core Equity Trust Series 1.....................     811,001      16,203
   Core Value Trust Series 1......................         209     669,858
   Diversified Bond Trust Series 1................     990,307  16,987,670
   Dynamic Growth Trust Series 0..................          19           0
   Dynamic Growth Trust Series 1..................   2,530,211   1,378,624
   Emerging Growth Trust Series 1.................   1,307,525     640,534
   Emerging Small Company Trust Series 0..........       2,080           0
   Emerging Small Company Trust Series 1..........   1,371,549   7,491,474
   Equity-Income Trust Series 0...................      36,171          44
   Equity-Income Trust Series 1...................   8,519,810  12,596,614
   Equity Index Trust Series 1....................   2,317,393  55,440,070
   Financial Services Trust Series 0..............         428          43
   Financial Services Trust Series 1..............     954,097     558,599
   Fundamental Value Trust Series 0...............       1,574           7
   Fundamental Value Trust Series 1...............   3,221,478     955,865
   Global Trust Series 0..........................       5,903           0
   Global Trust Series 1..........................     771,553   1,302,339
   Global Allocation Trust Series 0...............       1,097         332
   Global Allocation Trust Series 1...............     467,369     226,863
   Global Bond Trust Series 0.....................       1,703          14
   Global Bond Trust Series 1.....................   2,317,529   1,258,166
   Global Equity Select Trust Series 1............       7,826      99,231

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-Accounts:
   Growth & Income Trust Series 0...................... $     6,486 $       247
   Growth & Income Trust Series 1......................   3,938,873   7,020,366
   Growth & Income II Trust Series 0...................      37,775          33
   Health Sciences Trust Series 0......................         250          17
   Health Sciences Trust Series 1......................   3,370,701     946,696
   High Grade Bond Trust Series 1......................     265,794     796,457
   High Yield Trust Series 0...........................       2,759          83
   High Yield Trust Series 1...........................  20,490,592  19,553,483
   Income & Value Trust Series 0.......................         650           0
   Income & Value Trust Series 1.......................   2,768,096   6,373,536
   International Equity Index Trust Series 0...........       1,891         149
   International Equity Index Trust Series 1...........   2,359,707   2,008,229
   International Equity Select Trust Series 1..........     248,388     638,467
   International Opportunities Trust Series 0..........         541          --
   International Opportunities Trust Series 1..........     161,616       1,295
   International Small Cap Trust Series 0..............       3,693         856
   International Small Cap Trust Series 1..............  11,306,759   8,649,565
   International Stock Trust Series 0..................       1,854         153
   International Stock Trust Series 1..................   3,264,540   3,371,426
   International Value Trust Series 0..................         996           4
   International Value Trust Series 1..................  16,466,683   7,830,045
   Investment Quality Bond Trust Series 1..............   5,158,280   8,755,378
   Large Cap Trust Series 1............................   1,675,772   1,714,437
   Large Cap Growth Trust Series 0.....................         825         244
   Large Cap Growth Trust Series 1.....................   5,130,502   4,869,019
   Large Cap Value Trust Series 0......................       3,614         320
   Large Cap Value Trust Series 1......................   6,879,635   6,070,538
   Lifestyle Aggressive 1000 Trust Series 0............     136,460       7,113
   Lifestyle Aggressive 1000 Trust Series 1............   4,170,127     968,648
   Lifestyle Balanced 640 Trust Series 0...............     342,090      14,877
   Lifestyle Balanced 640 Trust Series 1...............  13,538,726   2,519,472
   Lifestyle Conservative 280 Trust Series 0...........         238         137
   Lifestyle Conservative 280 Trust Series 1...........   1,411,763     775,589
   Lifestyle Growth 820 Trust Series 0.................     597,220       4,395
   Lifestyle Growth 820 Trust Series 1.................  19,002,345   3,777,599
   Lifestyle Moderate 460 Trust Series 0...............      61,001         271
   Lifestyle Moderate 460 Trust Series 1...............   2,791,593   1,316,853
   Managed Trust Series 1 Series 0.....................     282,785       3,108
   Mid Cap Core Trust Series 0.........................       1,228           0
   Mid Cap Core Trust Series 1.........................   2,263,093   1,769,069
   Mid Cap Index Trust Series 0........................       7,745          92
   Mid Cap Index Trust Series 1........................   3,661,348   2,583,218
   Mid Cap Stock Trust Series 0........................         535          43

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-Accounts:
   Mid Cap Stock Trust Series 1........................ $14,390,777 $ 5,658,373
   Mid Cap Value Trust Series 0........................       4,051         267
   Mid Cap Value Trust Series 1........................   9,074,009   4,496,087
   Mid Value Trust Series 0............................          72          25
   Money Market Trust B Series 0.......................   2,986,892   1,365,394
   Money Market Trust Series 1.........................  56,204,379  53,578,510
   Natural Resources Trust Series 0....................         818         134
   Natural Resources Trust Series 1....................   6,131,273   2,700,442
   Overseas Trust Series 1.............................   2,054,401  12,571,267
   Overseas Equity Trust Series 0......................          36          10
   Pacific Rim Trust Series 0..........................         597          19
   Pacific Rim Trust Series 1..........................   4,433,819   3,531,633
   Quantitative All Cap Trust Series 0.................          14           0
   Quantitative All Cap Trust Series 1.................     314,486      90,752
   Quantitative Mid Cap Trust Series 0.................       7,602       1,451
   Quantitative Mid Cap Trust Series 1.................     608,753     498,312
   Quantitative Value Trust Series 1...................     568,219      20,121
   Real Estate Securities Trust Series 0...............      34,965          92
   Real Estate Securities Trust Series 1...............  13,147,511  11,084,585
   Real Return Bond Trust Series 0.....................       1,411         138
   Real Return Bond Trust Series 1.....................   1,146,781     256,280
   Science & Technology Trust Series 0.................           9           4
   Science & Technology Trust Series 1.................   4,501,474   6,300,393
   Select Growth Trust Series 1........................       3,224     547,211
   Small Cap Trust Series 0............................         329           4
   Small Cap Trust Series 1............................   2,457,879   1,650,981
   Small Cap Growth Trust Series 0.....................          39          10
   Small Cap Index Trust Series 0......................       9,436         176
   Small Cap Index Trust Series 1......................   2,347,595   1,918,751
   Small Cap Opportunities Trust Series 0..............         249          50
   Small Cap Opportunities Trust Series 1..............   9,008,136   4,200,790
   Small Cap Value Trust Series 0......................      34,368           4
   Small Company Trust Series 0........................         568         122
   Small Company Trust Series 1........................     484,178      24,147
   Small Company Blend Trust Series 1..................     123,022   6,386,549
   Small Company Value Trust Series 0..................       2,302          77
   Small Company Value Trust Series 1..................   3,446,034   3,292,003
   Small-Mid Cap Trust Series 1........................      14,893     348,107
   Small-Mid Cap Growth Trust Series 1.................       1,873     230,399
   Special Value Trust Series 1........................     291,759     202,547
   Strategic Bond Trust Series 0.......................         237         237
   Strategic Bond Trust Series 1.......................   1,386,582   1,056,461
   Strategic Growth Trust Series 1.....................     169,033   3,494,527

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

                                                       Purchases      Sales
                                                      ------------ ------------
Sub-Accounts:
   Strategic Income Trust Series 0................... $      5,493 $          0
   Strategic Income Trust Series 1...................      226,224       15,538
   Strategic Opportunities Trust Series 0............           56            7
   Strategic Opportunities Trust Series 1............    1,005,367    3,229,775
   Strategic Value Trust Series 1....................      494,271      212,243
   Total Return Trust Series 0.......................        2,484          198
   Total Return Trust Series 1.......................    3,780,866    1,161,706
   Total Stock Market Index Trust Series 0...........        6,130            0
   Total Stock Market Index Trust Series 1...........    1,110,136    1,137,136
   U.S. Global Leaders Growth Trust Series 0.........          556            2
   U.S. Global Leaders Growth Trust Series 1.........    2,744,760      314,451
   U.S. Government Securities Trust Series 1.........    1,435,774    3,614,161
   U.S. High Yield Bond Trust Series 0...............            3           --
   U.S. High Yield Bond Trust Series 1...............        4,814           20
   U.S. Large Cap Trust Series 0.....................           56           13
   U.S. Large Cap Trust Series 1.....................    1,830,886    5,434,354
   Utilities Trust Series 0..........................          566           19
   Utilities Trust Series 1..........................    4,274,948    4,755,500
   Value Trust Series 0..............................          532            0
   Value Trust Series 1..............................    1,584,668    2,761,198
                                                      ------------ ------------
                                                      $430,130,412 $384,584,282
                                                      ============ ============

5. Financial Highlights

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                              500 Index Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   3,558,971    2,723,784    1,830,318    1,363,591       473,346
Units issued............................     638,838    1,039,943    1,354,207      939,940     1,050,477
Units redeemed..........................    (436,944)    (204,756)    (460,741)    (473,213)     (160,232)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   3,760,865    3,558,971    2,723,784    1,830,318     1,363,591
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     11.30  $     10.83  $      9.82  $      7.67   $      9.91
Assets, end of period................... $42,477,407  $38,544,765  $26,754,612  $14,045,123   $13,506,774
Investment income ratio/(1)/............        1.50%        0.88%        0.82%        0.00%         1.26%
Total return/(2)/.......................        4.29%       10.26%       28.00%      (22.53)%      (12.37)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         -----------------
                                         500 Index Trust B
                                             Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............              --
Units issued............................       4,349,389
Units redeemed..........................        (363,748)
                                          --------------
Units, end of period....................       3,985,641
                                          ==============
Unit value, end of period...............  $13.63 -$21.81
Assets, end of period...................  $   54,369,746
Investment income ratio/(1)/............            0.00%
Total return, lowest to highest/(2)/....   2.90% to 9.07%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                            Sub-Account
                                         -----------------
                                         Active Bond Trust
                                             Series 1
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............             --
Units issued............................      1,281,945
Units redeemed..........................       (375,329)
                                            -----------
Units, end of period....................        906,616
                                            ===========
Unit value, end of period...............    $     12.70
Assets, end of period...................    $11,513,291
Investment income ratio/(1)/............           0.00%
Total return/(2)/.......................           1.59%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         -------------------------------------------------------------
                                                                Aggressive Growth
                                                                 Trust Series 1
                                         -------------------------------------------------------------
                                          Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05 /f/ Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -------------  ----------  ----------  ----------   ----------
Units, beginning of period..............     512,645       536,997     476,997     457,854      356,548
Units issued............................      26,503        62,500     125,129      91,010      159,435
Units redeemed..........................    (539,148)      (86,852)    (65,129)    (71,867)     (58,129)
                                           ---------    ----------  ----------  ----------   ----------
Units, end of period....................          --       512,645     536,997     476,997      457,854
                                           =========    ==========  ==========  ==========   ==========
Unit value, end of period...............   $   15.75    $    16.87  $    15.44  $    11.53   $    15.37
Assets, end of period...................   $      --    $8,649,384  $8,292,221  $5,502,103   $7,037,748
Investment income ratio/(1)/............        0.00%         0.00%       0.00%       0.00%        0.00%
Total return/(2)/.......................       (6.65)%        9.26%      33.87%     (24.96)%     (25.98)%

--------
f Terminated as an investment option and funds transferred to Mid Cap Stock Trust on May 2, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                    All Cap Core
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............     983,111    1,000,982      975,021    1,000,241       890,331
Units issued............................      35,817       98,257      176,770      254,656       303,742
Units redeemed..........................    (190,105)    (116,128)    (150,809)    (279,876)     (193,832)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................     828,823      983,111    1,000,982      975,021     1,000,241
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     18.17  $     16.66  $     14.32  $     10.88   $     14.56
Assets, end of period................... $15,056,619  $16,373,327  $14,330,968  $10,611,901   $14,561,330
Investment income ratio/(1)/............        0.79%        0.43%        0.00%        0.00%         0.00%
Total return/(2)/.......................        9.08%       16.33%       31.55%      (25.23)%      (21.37)%

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                   All Cap Growth
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............     813,617      892,043      829,943      890,563       749,807
Units issued............................      46,378       63,325      202,308      207,809       296,702
Units redeemed..........................    (113,447)    (141,751)    (140,208)    (268,429)     (155,946)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................     746,548      813,617      892,043      829,943       890,563
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     21.85  $     20.05  $     18.82  $     14.57   $     19.27
Assets, end of period................... $16,315,444  $16,314,369  $16,791,502  $12,088,231   $17,159,871
Investment income ratio/(1)/............        0.00%        0.00%        0.00%        0.00%         0.00%
Total return/(2)/.......................        8.98%        6.52%       29.23%      (24.41)%      (23.77)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                           -----------------------------------------------------------
                                                                  All Cap Value
                                                                  Trust Series 1
                                           -----------------------------------------------------------
                                           Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                                           ----------  ----------  ----------  ----------  ------------
Units, beginning of period................    348,168     285,504      82,277     33,810           --
Units issued..............................     59,250     336,402     300,362    130,547       38,277
Units redeemed............................   (217,245)   (273,738)    (97,135)   (82,080)      (4,467)
                                           ----------  ----------  ----------   --------     --------
Units, end of period......................    190,173     348,168     285,504     82,277       33,810
                                           ==========  ==========  ==========   ========     ========
Unit value, end of period................. $    15.44  $    14.60  $    12.59   $   9.10     $  12.61
Assets, end of period..................... $2,935,720  $5,084,421  $3,595,544   $748,895     $426,415
Investment income ratio/(1)/..............       0.56%       0.40%       0.05%      0.00%        0.04%
Total return/(2)/.........................       5.71%      15.96%      38.36%    (27.83)%       0.90%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                             Sub-Account
                                         -------------------
                                         All Asset Portfolio
                                              Series 0
                                         -------------------
                                            Period Ended
                                             Dec. 31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................          135
Units redeemed..........................           --
                                               ------
Units, end of period....................          135
                                               ======
Unit value, end of period...............       $10.51
Assets, end of period...................       $1,420
Investment income ratio/(1)/............        12.18%
Total return/(2)/.......................         1.92%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                          Sub-Account
                                                   ------------------------
                                                      All Asset Portfolio
                                                           Series 1
                                                   ------------------------
                                                   Period Ended Period Ended
                                                    Dec. 31/05  Dec. 31/04#
                                                   ------------ ------------
Units, beginning of period........................      6,742          --
Units issued......................................     61,430       6,847
Units redeemed....................................    (10,310)       (105)
                                                     --------     -------
Units, end of period..............................     57,862       6,742
                                                     ========     =======
Unit value, end of period.........................   $  14.83     $ 14.00
Assets, end of period.............................   $858,236     $94,388
Investment income ratio/(1)/......................       4.96%       6.59%
Total return/(2)/.................................       5.95%      12.00%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                       Sub-Account
                                           -----------------------------------
                                                    American Blue Chip
                                                        Income and
                                                  Growth Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03+
                                           ----------  ----------  ------------
Units, beginning of period................    179,279      75,766           --
Units issued..............................     80,849     110,409       76,675
Units redeemed............................    (15,839)     (6,896)        (909)
                                           ----------  ----------   ----------
Units, end of period......................    244,289     179,279       75,766
                                           ==========  ==========   ==========
Unit value, end of period................. $    16.58  $    15.53   $    14.21
Assets, end of period..................... $4,051,366  $2,784,837   $1,076,622
Investment income ratio/(1)/..............       0.27%       0.00%        0.00%
Total return/(2)/.........................       6.76%       9.32%       13.68%
--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         American Bond
                                         Trust Series 1
                                         --------------
                                          Period Ended
                                          Dec. 31/05~~
                                         --------------
Units, beginning of period..............             --
Units issued............................          3,996
Units redeemed..........................            (16)
                                         --------------
Units, end of period....................          3,980
                                         ==============
Unit value, end of period............... $10.11 -$12.64
Assets, end of period................... $       50,313
Investment income ratio/(1)/............           0.00%
Total return/(2)/.......................           1.13%
--------
~ ~ Reflects the period from commencement of operations on October 31, 2005 through December 31, 2005.

                                                                  Sub-Account
                                                   -----------------------------------------
                                                                American Growth
                                                                 Trust Series 1
                                                   -----------------------------------------
                                                      Year Ended     Year Ended  Period Ended
                                                      Dec. 31/05     Dec. 31/04  Dec. 31/03+
                                                   ----------------  ----------  ------------
Units, beginning of period........................          545,616     137,745           --
Units issued......................................          673,912     427,410      141,286
Units redeemed....................................          (76,281)    (19,539)      (3,541)
                                                   ----------------  ----------   ----------
Units, end of period..............................        1,143,247     545,616      137,745
                                                   ================  ==========   ==========
Unit value, end of period......................... $11.97 - $ 18.02  $    15.57   $    13.89
Assets, end of period............................. $     20,601,851  $8,493,287   $1,912,823
Investment income ratio/(1)/......................             0.00%       0.00%        0.00%
Total return, lowest to highest/(2)/..............   8.06% to 15.79%      12.10%       11.09%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                                  Sub-Account
                                                   ----------------------------------------
                                                               American Growth-
                                                             Income Trust Series 1
                                                   ----------------------------------------
                                                      Year Ended    Year Ended  Period Ended
                                                      Dec. 31/05    Dec. 31/04  Dec. 31/03+
                                                   ---------------  ----------  ------------
Units, beginning of period........................         449,119      82,521           --
Units issued......................................         149,136     380,820       82,865
Units redeemed....................................         (76,900)    (14,222)        (344)
                                                   ---------------  ----------   ----------
Units, end of period..............................         521,355     449,119       82,521
                                                   ===============  ==========   ==========
Unit value, end of period......................... $10.99 -$ 16.40  $    15.56   $    14.15
Assets, end of period............................. $     8,548,154  $6,986,508   $1,167,422
Investment income ratio/(1)/......................            0.45%       0.27%        0.00%
Total return, lowest to highest/(2)/..............   2.77% to 5.44%       9.96%       13.18%

--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                    Sub-Account
                                     ----------------------------------------
                                              American International
                                                  Trust Series 1
                                     ----------------------------------------
                                        Year Ended    Year Ended  Period Ended
                                        Dec. 31/05    Dec. 31/04  Dec. 31/03+
                                     ---------------  ----------  ------------
Units, beginning of period..........         464,968     162,566           --
Units issued........................         275,981     508,234    1,310,329
Units redeemed......................         (49,369)   (205,832)  (1,147,763)
                                     ---------------  ----------  -----------
Units, end of period................         691,580     464,968      162,566
                                     ===============  ==========  ===========
Unit value, end of period........... $12.41 - $21.86  $    18.05  $     15.19
Assets, end of period............... $    15,109,849  $8,393,946  $ 2,468,646
Investment income ratio/(1)/........            0.64%       0.48%        0.00%
Total return, lowest to highest/(2)/  12.31%to 21.07%      18.88%       21.48%
--------
+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                           Sub-Account
                                         ----------------
                                         Blue Chip Growth
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................          29
Units redeemed..........................          --
                                              ------
Units, end of period....................          29
                                              ======
Unit value, end of period...............      $55.85
Assets, end of period...................      $1,594
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        4.67%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Blue Chip Growth
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,815,010    1,870,417    1,921,586    1,766,660     1,462,754
Units issued............................     152,090      179,087      255,924      435,842       464,723
Units redeemed..........................    (263,450)    (234,494)    (307,093)    (280,916)     (160,817)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,703,650    1,815,010    1,870,417    1,921,586     1,766,660
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     23.03  $     21.81  $     20.01  $     15.49   $     20.45
Assets, end of period................... $39,243,002  $39,592,296  $37,420,129  $29,762,395   $36,125,334
Investment income ratio/(1)/............        0.40%        0.11%        0.04%        0.00%         0.00%
Total return/(2)/.......................        5.60%        9.03%       29.17%      (24.26)%      (14.61)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ----------------
                                         Bond Index Trust
                                            B Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................           1
Units redeemed..........................          (1)
                                              ------
Units, end of period....................          --
                                              ======
Unit value, end of period...............      $15.27
Assets, end of period...................      $    6
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        0.39%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                            Sub-Account
                                         ------------------
                                              Capital
                                         Appreciation Trust
                                              Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................           53
Units redeemed..........................           --
                                               ------
Units, end of period....................           53
                                               ======
Unit value, end of period...............       $12.15
Assets, end of period...................       $  640
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         8.44%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                 Sub-Account
                                         ----------------------------------------------------------
                                                             Capital Appreciation
                                                                Trust Series 1
                                         ----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ----------  ----------  ------------
Units, beginning of period..............    215,907     137,603      74,887     27,016           --
Units issued............................    387,465     104,968      93,279     71,060       28,389
Units redeemed..........................   (175,408)    (26,664)    (30,563)   (23,189)      (1,373)
                                         ----------  ----------  ----------   --------     --------
Units, end of period....................    427,964     215,907     137,603     74,887       27,016
                                         ==========  ==========  ==========   ========     ========
Unit value, end of period............... $    12.43  $    10.90  $     9.97   $   7.70     $  11.10
Assets, end of period................... $5,317,782  $2,353,509  $1,371,982   $576,722     $299,845
Investment income ratio/(1)/............       0.00%       0.00%       0.00%      0.00%        0.00%
Total return/(2)/.......................      13.99%       9.33%      29.47%    (30.61)%     (11.21)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                             Sub-Account
                                         -------------------
                                         Classic Value Trust
                                              Series 0
                                         -------------------
                                          Period Ended Dec.
                                               31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................          160
Units redeemed..........................           (5)
                                               ------
Units, end of period....................          155
                                               ======
Unit value, end of period...............       $11.27
Assets, end of period...................       $1,747
Investment income ratio/(1)/............         3.70%
Total return/(2)/.......................         4.11%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                               Sub-Account
                                         -----------------------
                                           Classic Value Trust
                                                 Series 1
                                         -----------------------
                                         Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04#
                                         ----------  ------------
Units, beginning of period..............     14,835          --
Units issued............................    461,900      18,133
Units redeemed..........................   (109,109)     (3,298)
                                         ----------    --------
Units, end of period....................    367,626      14,835
                                         ==========    ========
Unit value, end of period............... $    15.22    $  13.91
Assets, end of period................... $5,596,604    $206,397
Investment income ratio/(1)/............       2.63%       0.68%
Total return/(2)/.......................       9.42%      11.31%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                           Sub-Account
                                         ---------------
                                         Core Bond Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............          --
Units issued............................       1,360
Units redeemed..........................         (18)
                                             -------
Units, end of period....................       1,342
                                             =======
Unit value, end of period...............     $ 12.63
Assets, end of period...................     $16,947
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        1.04%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                               Sub-Account
                                         -------------------------
                                         Core Equity Trust Series 1
                                         -------------------------
                                         Year Ended   Period Ended
                                         Dec. 31/05   Dec. 31/04#
                                         ----------   ------------
Units, beginning of period..............     4,828           --
Units issued............................    57,288        4,889
Units redeemed..........................    (1,125)         (61)
                                          --------      -------
Units, end of period....................    60,991        4,828
                                          ========      =======
Unit value, end of period...............  $  15.07      $ 14.23
Assets, end of period...................  $919,134      $68,707
Investment income ratio/(1)/............      0.00%        0.00%
Total return/(2)/.......................      5.90%       13.84%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                 Sub-Account
                                         ---------------------------------------------------------
                                                                 Core Value
                                                               Trust Series 1
                                         ---------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended  Period Ended
                                         Dec. 31/05/y/ Dec. 31/04 Dec. 31/03 Dec. 31/02  Dec. 31/01**
                                         ------------  ---------- ---------- ----------  ------------
Units, beginning of period..............     57,867       50,641     24,424      4,163          --
Units issued............................         18       29,374     43,149     21,882       4,212
Units redeemed..........................    (57,885)     (22,148)   (16,932)    (1,621)        (49)
                                           --------     --------   --------   --------     -------
Units, end of period....................         --       57,867     50,641     24,424       4,163
                                           ========     ========   ========   ========     =======
Unit value, end of period...............   $  11.53     $  12.05   $  11.67   $   9.42     $ 11.90
Assets, end of period...................   $     --     $697,529   $591,100   $230,102     $49,540
Investment income ratio/(1)/............       0.00%        0.39%      0.44%      0.81%       0.65%
Total return/(2)/.......................      (4.38)%       3.27%     23.90%    (20.82)%     (4.81)%

--------
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                Diversified Bond
                                                                 Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended    Year Ended   Year Ended   Year Ended  Year Ended
                                         Dec. 31/05/z/  Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                         ------------  -----------  -----------  -----------  ----------
Units, beginning of period..............    917,150        891,237      794,501      429,951     226,375
Units issued............................     18,851        115,015      202,636      480,462     228,999
Units redeemed..........................   (936,001)       (89,102)    (105,900)    (115,912)    (25,423)
                                          ---------    -----------  -----------  -----------  ----------
Units, end of period....................         --        917,150      891,237      794,501     429,951
                                          =========    ===========  ===========  ===========  ==========
Unit value, end of period...............  $   18.15    $     18.05  $     17.38  $     16.62  $    15.44
Assets, end of period...................  $      --    $16,555,166  $15,490,655  $13,201,469  $6,638,730
Investment income ratio/(1)/............       3.73%          4.20%        4.62%        4.60%       4.79%
Total return/(2)/.......................       0.56%          3.85%        4.60%        7.61%       7.09%

--------
z Terminated as an investment option and funds transferred to Active Bond Trust on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Dynamic Growth
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          2
Units redeemed..........................         --
                                             ------
Units, end of period....................          2
                                             ======
Unit value, end of period...............     $11.70
Assets, end of period...................     $   19
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.01%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         -----------------------------------------------------------
                                                                Dynamic Growth
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         ----------  ----------  ----------  ----------   ----------
Units, beginning of period..............  1,148,353   1,137,436     465,959     414,500      185,672
Units issued............................    511,560     138,220   1,016,653     158,309      282,492
Units redeemed..........................   (267,722)   (127,303)   (345,176)   (106,850)     (53,664)
                                         ----------  ----------  ----------  ----------   ----------
Units, end of period....................  1,392,191   1,148,353   1,137,436     465,959      414,500
                                         ==========  ==========  ==========  ==========   ==========
Unit value, end of period............... $     5.45  $     4.85  $     4.41  $     3.42   $     4.77
Assets, end of period................... $7,587,284  $5,568,057  $5,013,740  $1,591,827   $1,976,588
Investment income ratio/(1)/............       0.00%       0.00%       0.00%       0.00%        0.16%
Total return/(2)/.......................      12.40%      10.01%      29.04%     (28.36)%     (40.24)%

                                                        Sub-Account
                                            ----------------------------------
                                                      Emerging Growth
                                                      Trust Series 1
                                            ----------------------------------
                                            Year Ended  Year Ended Period Ended
                                            Dec. 31/05  Dec. 31/04 Dec. 31/03^
                                            ----------  ---------- ------------
Units, beginning of period.................     35,131     14,999          --
Units issued...............................     72,530     26,543      17,815
Units redeemed.............................    (36,019)    (6,411)     (2,816)
                                            ----------   --------    --------
Units, end of period.......................     71,642     35,131      14,999
                                            ==========   ========    ========
Unit value, end of period.................. $    18.82   $  17.48    $  16.35
Assets, end of period...................... $1,367,168   $614,154    $245,303
Investment income ratio/(1)/...............       0.00%      0.00%       0.00%
Total return/(2)/..........................       7.65%      6.90%      30.84%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Emerging Small
                                         Company Trust
                                            Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        176
Units redeemed..........................         --
                                             ------
Units, end of period....................        176
                                             ======
Unit value, end of period...............     $11.59
Assets, end of period...................     $2,044
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.14%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                               Emerging Small Company
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............     934,063    1,067,807    1,164,612    1,260,898     1,307,969
Units issued............................      23,031       35,210       75,601       79,736        87,218
Units redeemed..........................    (123,461)    (168,954)    (172,406)    (176,022)     (134,289)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................     833,633      934,063    1,067,807    1,164,612     1,260,898
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     64.56  $     61.46  $     55.11  $     39.44   $     55.71
Assets, end of period................... $53,821,139  $57,409,523  $58,849,795  $45,935,275   $70,245,302
Investment income ratio/(1)/............        0.00%        0.00%        0.00%        0.00%         0.00%
Total return/(2)/.......................        5.04%       11.52%       39.73%      (29.20)%      (22.24)%

                                          Sub-Account
                                         --------------
                                         Equity-Income
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................      1,469
Units redeemed..........................         (2)
                                            -------
Units, end of period....................      1,467
                                            =======
Unit value, end of period...............    $ 24.61
Assets, end of period...................    $36,113
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.57%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                   Equity-Income
                                                                  Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,412,742    2,332,214    2,036,266    1,655,611     1,380,099
Units issued............................     246,902      284,993      492,879      569,731       422,684
Units redeemed..........................    (526,825)    (204,465)    (196,931)    (189,076)     (147,172)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   2,132,819    2,412,742    2,332,214    2,036,266     1,655,611
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     24.74  $     23.81  $     20.74  $     16.52   $     19.04
Assets, end of period................... $52,773,756  $57,447,214  $48,366,495  $33,629,032   $31,529,986
Investment income ratio/(1)/............        1.27%        1.24%        1.40%        1.28%         1.68%
Total return/(2)/.......................        3.92%       14.81%       25.57%      (13.28)%        1.29%

                                                                     Sub-Account
                                         -----------------------------------------------------------------
                                                                    Equity Index
                                                                   Trust Series 1
                                         -----------------------------------------------------------------
                                          Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                         Dec. 31/05/a/  Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         ------------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,715,156     2,963,184    3,376,208    3,430,166     3,447,963
Units issued............................      55,851       238,694      277,789      339,080       347,501
Units redeemed..........................  (2,771,007)     (486,722)    (690,813)    (393,038)     (365,298)
                                         -----------   -----------  -----------  -----------   -----------
Units, end of period....................          --     2,715,156    2,963,184    3,376,208     3,430,166
                                         ===========   ===========  ===========  ===========   ===========
Unit value, end of period............... $     19.99   $     20.84  $     18.86  $     14.70   $     18.92
Assets, end of period................... $        --   $56,576,862  $55,890,853  $49,640,226   $64,913,790
Investment income ratio/(1)/............        2.14%         1.26%        1.43%        1.13%         1.04%
Total return/(2)/.......................       (4.07)%       10.47%       28.28%      (22.30)%      (12.26)%

--------
a Terminated as an investment option and funds transferred to 500 Index Trust B on May 2, 2005.

                                            Sub-Account
                                         ------------------
                                         Financial Services
                                           Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................           23
Units redeemed..........................           (2)
                                               ------
Units, end of period....................           21
                                               ======
Unit value, end of period...............       $18.53
Assets, end of period...................       $  385
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         8.43%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                 Sub-Account
                                         ----------------------------------------------------------
                                                              Financial Services
                                                                Trust Series 1
                                         ----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ----------  ----------  ------------
Units, beginning of period..............    163,128     118,024      60,661     27,008           --
Units issued............................     64,532      60,023      75,287     51,032       32,470
Units redeemed..........................    (40,796)    (14,919)    (17,924)   (17,379)      (5,462)
                                         ----------  ----------  ----------   --------     --------
Units, end of period....................    186,864     163,128     118,024     60,661       27,008
                                         ==========  ==========  ==========   ========     ========
Unit value, end of period............... $    15.46  $    14.09  $    12.76   $   9.55     $  11.63
Assets, end of period................... $2,889,405  $2,297,778  $1,506,136   $579,506     $314,189
Investment income ratio/(1)/............       0.38%       0.34%       0.17%      0.00%        0.07%
Total return/(2)/.......................       9.78%      10.38%      33.58%    (17.88)%      (6.93)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                            Sub-Account
                                         -----------------
                                         Fundamental Value
                                          Trust Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............          --
Units issued............................         141
Units redeemed..........................          --
                                              ------
Units, end of period....................         141
                                              ======
Unit value, end of period...............      $11.07
Assets, end of period...................      $1,557
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        5.45%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                             -------------------------------------------------------------
                                                    Fundamental Value
                                                     Trust Series 1
                             -------------------------------------------------------------
                              Year Ended  Year Ended  Year Ended   Year Ended  Period Ended
                              Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                             -----------  ----------  ----------  ----------   ------------
Units, beginning of period..     695,383     590,460     423,266     174,799            --
Units issued................     220,265     491,439     201,632     287,654       176,723
Units redeemed..............     (66,000)   (386,516)    (34,438)    (39,187)       (1,924)
                             -----------  ----------  ----------  ----------    ----------
Units, end of period........     849,648     695,383     590,460     423,266       174,799
                             ===========  ==========  ==========  ==========    ==========
Unit value, end of period... $     15.53  $    14.27  $    12.76  $     9.83    $    11.73
Assets, end of period....... $13,193,852  $9,921,146  $7,535,099  $4,160,248    $2,050,391
Investment income ratio/(1)/        0.41%       0.54%       0.24%       0.08%         0.00%
Total return/(2)/...........        8.85%      11.80%      29.83%     (16.20)%       (6.16)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                         Sub-Account
                                         ------------
                                         Global Trust
                                           Series 0
                                         ------------
                                         Period Ended
                                         Dec. 31/05~
                                         ------------
Units, beginning of period..............        --
Units issued............................       521
Units redeemed..........................        --
                                            ------
Units, end of period....................       521
                                            ======
Unit value, end of period...............    $11.27
Assets, end of period...................    $5,867
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................      4.59%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ---------------------------------------------------------------
                                                               Global Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  ----------   -----------
Units, beginning of period..............     643,035      666,250      683,601     670,651       587,025
Units issued............................      31,573       81,135      868,398   1,000,266       641,444
Units redeemed..........................     (66,035)    (104,350)    (885,749)   (987,316)     (557,818)
                                         -----------  -----------  -----------  ----------   -----------
Units, end of period....................     608,573      643,035      666,250     683,601       670,651
                                         ===========  ===========  ===========  ==========   ===========
Unit value, end of period............... $     20.93  $     18.90  $     16.47  $    12.93   $     15.98
Assets, end of period................... $12,738,420  $12,156,585  $10,976,035  $8,835,687   $10,715,183
Investment income ratio/(1)/............        1.25%        1.69%        0.90%       1.33%         2.36%
Total return/(2)/.......................       10.72%       14.75%       27.46%     (19.11)%      (16.09)%

                                            Sub-Account
                                         -----------------
                                         Global Allocation
                                          Trust Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............          --
Units issued............................         101
Units redeemed..........................         (30)
                                              ------
Units, end of period....................          71
                                              ======
Unit value, end of period...............      $10.84
Assets, end of period...................      $  771
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        3.65%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                Sub-Account
                                         --------------------------------------------------------
                                                             Global Allocation
                                                               Trust Series 1
                                         --------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended Year Ended  Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01
                                         ----------  ----------  ---------- ----------  ----------
Units, beginning of period..............    132,952      89,002     64,406     43,247      26,212
Units issued............................     39,049      53,031     30,291     38,477      20,264
Units redeemed..........................    (19,710)     (9,081)    (5,695)   (17,318)     (3,229)
                                         ----------  ----------   --------   --------    --------
Units, end of period....................    152,291     132,952     89,002     64,406      43,247
                                         ==========  ==========   ========   ========    ========
Unit value, end of period............... $    12.18  $    11.47   $  10.18   $   8.05    $  10.48
Assets, end of period................... $1,855,210  $1,525,012   $905,583   $518,345    $453,266
Investment income ratio/(1)/............       0.98%       0.93%      0.40%      0.00%       0.11%
Total return/(2)/.......................       6.20%      12.73%     26.43%    (23.21)%    (13.39)%

                                          Sub-Account
                                         --------------
                                          Global Bond
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         89
Units redeemed..........................         --
                                             ------
Units, end of period....................         89
                                             ======
Unit value, end of period...............     $19.39
Assets, end of period...................     $1,721
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      (2.91)%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                 Sub-Account
                                         -----------------------------------------------------------
                                                                 Global Bond
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                         ----------   ----------  ----------  ----------  ----------
Units, beginning of period..............    286,806      236,589     157,748      93,604      54,365
Units issued............................     98,791      107,553     133,285     162,720      46,392
Units redeemed..........................    (63,073)     (57,336)    (54,444)    (98,576)     (7,153)
                                         ----------   ----------  ----------  ----------  ----------
Units, end of period....................    322,524      286,806     236,589     157,748      93,604
                                         ==========   ==========  ==========  ==========  ==========
Unit value, end of period............... $    19.37   $    20.73  $    18.80  $    16.29  $    13.57
Assets, end of period................... $6,248,309   $5,945,240  $4,448,611  $2,570,429  $1,269,754
Investment income ratio/(1)/............       4.56%        3.61%       3.32%       0.00%       0.00%
Total return/(2)/.......................      (6.54)%      10.24%      15.39%      20.12%       0.53%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                Sub-Account
                                         --------------------------------------------------------
                                                            Global Equity Select
                                                               Trust Series 1
                                         --------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05/b/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         ------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     7,193         4,233     2,693      1,073          --
Units issued............................         3         3,823     3,484      1,863       1,102
Units redeemed..........................    (7,196)         (863)   (1,944)      (243)        (29)
                                           -------      --------   -------    -------     -------
Units, end of period....................        --         7,193     4,233      2,693       1,073
                                           =======      ========   =======    =======     =======
Unit value, end of period...............   $ 13.78      $  14.36   $ 12.84    $ 10.54     $ 12.20
Assets, end of period...................   $    --      $103,290   $54,337    $28,388     $13,095
Investment income ratio/(1)/............      0.25%         1.50%     1.76%      1.43%       0.00%
Total return/(2)/.......................     (4.02)%       11.86%    21.79%    (13.61)%     (2.40)%

--------
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                           Sub-Account
                                         ---------------
                                         Growth & Income
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        608
Units redeemed..........................        (23)
                                             ------
Units, end of period....................        585
                                             ======
Unit value, end of period...............     $10.52
Assets, end of period...................     $6,151
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.88%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Growth & Income
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,469,930    2,677,391    2,701,501    2,674,526     2,408,919
Units issued............................     117,404      144,437      212,552      284,167       398,386
Units redeemed..........................    (358,354)    (351,898)    (236,662)    (257,192)     (132,779)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   2,228,980    2,469,930    2,677,391    2,701,501     2,674,526
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     20.18  $     19.77  $     18.52  $     14.63   $     19.33
Assets, end of period................... $44,970,116  $48,840,004  $49,584,271  $39,523,291   $51,711,198
Investment income ratio/(1)/............        1.38%        0.86%        0.97%        0.60%         0.40%
Total return/(2)/.......................        2.04%        6.78%       26.59%      (24.33)%      (11.28)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         ------------------
                                         Growth & Income II
                                           Trust Series 0
                                         ------------------
                                         Period Ended Dec.
                                               31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................          538
Units redeemed..........................           --
                                              -------
Units, end of period....................          538
                                              =======
Unit value, end of period...............      $ 70.07
Assets, end of period...................      $37,698
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         4.78%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ---------------
                                         Health Sciences
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         20
Units redeemed..........................         (1)
                                             ------
Units, end of period....................         19
                                             ======
Unit value, end of period...............     $13.52
Assets, end of period...................     $  256
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       9.75%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                Health Sciences
                                                                Trust Series 1
                                         ------------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ----------  ----------   ------------
Units, beginning of period..............    289,642     208,392     122,493      75,141            --
Units issued............................    188,126     173,743     243,917      77,772        76,670
Units redeemed..........................    (63,197)    (92,493)   (158,018)    (30,420)       (1,529)
                                         ----------  ----------  ----------  ----------    ----------
Units, end of period....................    414,571     289,642     208,392     122,493        75,141
                                         ==========  ==========  ==========  ==========    ==========
Unit value, end of period............... $    17.43  $    15.48  $    13.42  $     9.85    $    13.54
Assets, end of period................... $7,226,506  $4,482,118  $2,796,636  $1,206,815    $1,017,414
Investment income ratio/(1)/............       0.00%       0.00%       0.00%       0.00%         0.00%
Total return/(2)/.......................      12.64%      15.31%      36.22%     (27.24)%        8.32%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                Sub-Account
                                         ---------------------------------------------------------
                                                              High Grade Bond
                                                               Trust Series 1
                                         ---------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05/c/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         ------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     49,249       32,267     26,779     12,296          --
Units issued............................      3,495       27,800     48,072     17,728      12,537
Units redeemed..........................    (52,744)     (10,818)   (42,584)    (3,245)       (241)
                                           --------     --------   --------   --------    --------
Units, end of period....................         --       49,249     32,267     26,779      12,296
                                           ========     ========   ========   ========    ========
Unit value, end of period...............   $  15.10     $  14.89   $  14.49   $  14.32    $  12.90
Assets, end of period...................   $     --     $733,571   $467,645   $383,495    $158,625
Investment income ratio/(1)/............      29.31%        2.39%      0.00%      0.76%       6.01%
Total return/(2)/.......................       1.41%        2.77%      1.20%     11.01%       3.21%

--------
c Terminated as an investment option and funds transferred to Investment Quality Bond Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                           Sub-Account
                                         ----------------
                                         High Yield Trust
                                             Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................         240
Units redeemed..........................          (8)
                                              ------
Units, end of period....................         232
                                              ======
Unit value, end of period...............      $11.61
Assets, end of period...................      $2,697
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        0.79%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                    High Yield
                                                                  Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  ----------   ----------
Units, beginning of period..............     887,651      896,166      666,553     466,497      329,776
Units issued............................   1,156,583    1,033,024      998,417     620,895      405,891
Units redeemed..........................  (1,143,676)  (1,041,539)    (768,804)   (420,839)    (269,170)
                                         -----------  -----------  -----------  ----------   ----------
Units, end of period....................     900,558      887,651      896,166     666,553      466,497
                                         ===========  ===========  ===========  ==========   ==========
Unit value, end of period............... $     17.65  $     17.03  $     15.33  $    12.32   $    13.23
Assets, end of period................... $15,900,525  $15,113,826  $13,739,135  $8,211,601   $6,171,637
Investment income ratio/(1)/............        5.02%        4.85%        5.63%       7.73%        9.39%
Total return/(2)/.......................        3.70%       11.06%       24.44%      (6.87)%      (5.47)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Income & Value
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         59
Units redeemed..........................         --
                                             ------
Units, end of period....................         59
                                             ======
Unit value, end of period...............     $10.85
Assets, end of period...................     $  644
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       2.71%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         ---------------------------------------------------------------
                                                                  Income & Value
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  -----------   ----------
Units, beginning of period..............   2,007,363      759,656      864,729      503,442      367,507
Units issued............................     114,938    1,540,620      182,791      429,855      168,811
Units redeemed..........................    (336,019)    (292,913)    (287,864)     (68,568)     (32,876)
                                         -----------  -----------  -----------  -----------   ----------
Units, end of period....................   1,786,282    2,007,363      759,656      864,729      503,442
                                         ===========  ===========  ===========  ===========   ==========
Unit value, end of period............... $     19.80  $     18.82  $     17.48  $     13.82   $    16.44
Assets, end of period................... $35,365,263  $37,770,719  $13,279,144  $11,950,809   $8,275,552
Investment income ratio/(1)/............        1.70%        0.62%        2.02%        2.14%        2.51%
Total return/(2)/.......................        5.22%        7.64%       26.49%      (15.93)%       0.98%

                                           Sub-Account
                                         ----------------
                                          International
                                           Equity Index
                                         Trust B Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................          60
Units redeemed..........................          (4)
                                              ------
Units, end of period....................          56
                                              ======
Unit value, end of period...............      $32.39
Assets, end of period...................      $1,804
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        9.94%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                               Sub-Account
                                         -----------------------
                                           International Equity
                                              Index Trust B
                                                 Series 1
                                         -----------------------
                                         Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04#
                                         ----------  ------------
Units, beginning of period..............    280,538           --
Units issued............................    135,805      329,326
Units redeemed..........................   (133,882)     (48,788)
                                         ----------   ----------
Units, end of period....................    282,461      280,538
                                         ==========   ==========
Unit value, end of period............... $    17.26   $    14.81
Assets, end of period................... $4,876,719   $4,153,578
Investment income ratio/(1)/............       0.75%        0.48%
Total return/(2)/.......................      16.61%       18.44%
--------
# Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                 Sub-Account
                                         ---------------------------------------------------------
                                                         International Equity Select
                                                               Trust Series 1
                                         ---------------------------------------------------------
                                          Year Ended    Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05 /b/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         -------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     30,473        19,413      6,389       969          --
Units issued............................      9,312        16,541     16,508     6,317         975
Units redeemed..........................    (39,785)       (5,481)    (3,484)     (897)         (6)
                                           --------      --------   --------   -------     -------
Units, end of period....................         --        30,473     19,413     6,389         969
                                           ========      ========   ========   =======     =======
Unit value, end of period...............   $  16.07      $  16.16   $  13.59   $ 10.62     $ 12.02
Assets, end of period...................   $     --      $492,570   $263,829   $67,850     $11,647
Investment income ratio/(1)/............       4.80%         0.55%      0.00%     0.00%       0.00%
Total return/(2)/.......................      (0.60)%       18.94%     27.97%   (11.65)%     (3.84)%

--------
b Terminated as an investment option and funds transferred to International Equity Index Trust B on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                          Sub-Account
                                         --------------
                                         International
                                         Opportunities
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         43
Units redeemed..........................         --
                                             ------
Units, end of period....................         43
                                             ======
Unit value, end of period...............     $12.43
Assets, end of period...................     $  541
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      15.80%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                         International
                                         Opportunities
                                         Trust Series 1
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............          --
Units issued............................      11,596
Units redeemed..........................         (91)
                                            --------
Units, end of period....................      11,505
                                            ========
Unit value, end of period...............    $  15.53
Assets, end of period...................    $178,679
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................       24.24%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                               Sub-Account
                                         -----------------------
                                         International Small Cap
                                             Trust Series 0
                                         -----------------------
                                              Period Ended
                                               Dec. 31/05~
                                         -----------------------
Units, beginning of period..............             --
Units issued............................            340
Units redeemed..........................            (78)
                                                 ------
Units, end of period....................            262
                                                 ======

Unit value, end of period...............         $11.18
Assets, end of period...................         $2,923
Investment income ratio/(1)/............           0.00%
Total return/(2)/.......................           5.67%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ---------------------------------------------------------------
                                                              International Small Cap
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended  Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05  Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  ----------  -----------  -----------   -----------
Units, beginning of period..............     483,045     495,768      371,074      349,581       357,528
Units issued............................     542,640     272,973    5,550,626    4,010,462     1,269,990
Units redeemed..........................    (422,082)   (285,696)  (5,425,932)  (3,988,969)   (1,277,937)
                                         -----------  ----------  -----------  -----------   -----------
Units, end of period....................     603,603     483,045      495,768      371,074       349,581
                                         ===========  ==========  ===========  ===========   ===========

Unit value, end of period............... $     21.96  $    19.94  $     16.47  $     10.63   $     12.77
Assets, end of period................... $13,253,506  $9,633,024  $ 8,166,604  $ 3,945,106   $ 4,463,179
Investment income ratio/(1)/............        0.84%       0.12%        0.00%        0.00%         0.00%
Total return/(2)/.......................       10.11%      21.06%       54.95%      (16.73)%      (31.10)%

                                         International Stock
                                           Trust Series 0
                                         -------------------
                                            Period Ended
                                             Dec. 31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................          160
Units redeemed..........................          (13)
                                               ------
Units, end of period....................          147
                                               ======

Unit value, end of period...............       $11.89
Assets, end of period...................       $1,747
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................        10.00%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                International Stock
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,597,724    1,779,013    1,828,065    1,880,342     1,763,929
Units issued............................     208,412      270,167    5,436,968    5,107,852     1,578,742
Units redeemed..........................    (231,492)    (451,456)  (5,486,020)  (5,160,129)   (1,462,329)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,574,644    1,597,724    1,779,013    1,828,065     1,880,342
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     16.22  $     13.99  $     12.10  $      9.29   $     11.86
Assets, end of period................... $25,536,350  $22,347,931  $21,527,031  $16,979,927   $22,300,841
Investment income ratio/(1)/............        0.76%        0.84%        0.48%        0.44%         0.20%
Total return/(2)/.......................       15.94%       15.59%       30.26%      (21.69)%      (21.53)%

                                         International Value
                                           Trust Series 0
                                         -------------------
                                            Period Ended
                                             Dec. 31/05~
                                         -------------------
Units, beginning of period..............           --
Units issued............................           89
Units redeemed..........................           (1)
                                               ------
Units, end of period....................           88
                                               ======
Unit value, end of period...............       $11.23
Assets, end of period...................       $  993
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         4.80%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ---------------------------------------------------------------
                                                                International Value
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   ----------
Units, beginning of period..............   1,081,276      800,132      510,644      299,711      132,848
Units issued............................   1,004,722      621,132    5,952,337    4,187,587      666,371
Units redeemed..........................    (485,480)    (339,988)  (5,662,849)  (3,976,654)    (499,508)
                                         -----------  -----------  -----------  -----------   ----------
Units, end of period....................   1,600,518    1,081,276      800,132      510,644      299,711
                                         ===========  ===========  ===========  ===========   ==========
Unit value, end of period............... $     17.48  $     15.81  $     13.01  $      8.98   $    10.93
Assets, end of period................... $27,977,424  $17,098,318  $10,409,668  $ 4,586,178   $3,276,153
Investment income ratio/(1)/............        0.72%        1.15%        0.72%        0.79%        0.90%
Total return/(2)/.......................       10.54%       21.55%       44.87%      (17.84)%      (9.97)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         ---------------------------------------------------------------
                                                             Investment Quality Bond
                                                                  Trust Series 1
                                         ---------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  -----------  -----------  -----------
Units, beginning of period..............   1,166,118    1,248,563    1,375,351    1,740,743    1,673,822
Units issued............................     179,811       91,517      142,991      299,626      311,128
Units redeemed..........................    (411,230)    (173,962)    (269,779)    (665,018)    (244,207)
                                         -----------  -----------  -----------  -----------  -----------
Units, end of period....................     934,699    1,166,118    1,248,563    1,375,351    1,740,743
                                         ===========  ===========  ===========  ===========  ===========
Unit value, end of period............... $     21.55  $     21.07  $     20.10  $     18.73  $     17.04
Assets, end of period................... $20,137,630  $24,567,760  $25,097,289  $25,759,942  $29,654,435
Investment income ratio/(1)/............        5.63%        5.94%        4.96%        5.17%        5.89%
Total return/(2)/.......................        2.27%        4.81%        7.32%        9.94%        7.33%

                                           Sub-Account
                                         ---------------
                                         Large Cap Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............           --
Units issued............................      130,131
Units redeemed..........................     (129,262)
                                            ---------
Units, end of period....................          869
                                            =========
Unit value, end of period...............    $   13.96
Assets, end of period...................    $  12,109
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................        11.70%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ----------------
                                         Large Cap Growth
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................          64
Units redeemed..........................         (19)
                                              ------
Units, end of period....................          45
                                              ======
Unit value, end of period...............      $12.96
Assets, end of period...................      $  587
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        1.62%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Large Cap Growth
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,373,099    1,358,719    1,287,297    1,103,220       786,413
Units issued............................     362,088      440,693      237,012      381,411       379,504
Units redeemed..........................    (353,371)    (426,313)    (165,590)    (197,334)      (62,697)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,381,816    1,373,099    1,358,719    1,287,297     1,103,220
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     14.09  $     14.06  $     13.24  $     10.56   $     13.69
Assets, end of period................... $19,468,440  $19,298,538  $17,985,631  $13,596,687   $15,099,204
Investment income ratio/(1)/............        0.71%        0.27%        0.25%        0.31%         0.00%
Total return/(2)/.......................        0.25%        6.18%       25.33%      (22.83)%      (17.81)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Large Cap Value
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        313
Units redeemed..........................        (28)
                                             ------
Units, end of period....................        285
                                             ======
Unit value, end of period...............     $11.58
Assets, end of period...................     $3,297
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       5.24%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                           -----------------------------------
                                                     Large Cap Value
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    238,973      98,687           --
Units issued..............................    338,735     371,768      108,524
Units redeemed............................   (302,383)   (231,482)      (9,837)
                                           ----------  ----------   ----------
Units, end of period......................    275,325     238,973       98,687
                                           ==========  ==========   ==========
Unit value, end of period................. $    22.44  $    19.43   $    15.96
Assets, end of period..................... $6,179,567  $4,644,416   $1,574,632
Investment income ratio/(1)/..............       0.00%       1.05%        0.00%
Total return/(2)/.........................      15.48%      21.80%       27.65%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                         Lifestyle Aggressive
                                         1000 Trust Series 0
                                         --------------------
                                             Period Ended
                                             Dec. 31/05~
                                         --------------------
Units, beginning of period..............             --
Units issued............................         11,962
Units redeemed..........................           (637)
                                               --------
Units, end of period....................         11,325
                                               ========
Unit value, end of period...............       $  11.55
Assets, end of period...................       $130,860
Investment income ratio/(1)/............           0.07%
Total return/(2)/.......................           5.92%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         -------------------------------------------------------------
                                                              Lifestyle Aggressive
                                                               1000 Trust Series 1
                                         -------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended   Year Ended   Year Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  -----------  ----------  ----------   ----------
Units, beginning of period..............     708,565      500,142     432,720     376,673      284,768
Units issued............................     209,457      284,558     136,427     123,652      117,198
Units redeemed..........................     (53,374)     (76,135)    (69,005)    (67,605)     (25,293)
                                         -----------  -----------  ----------  ----------   ----------
Units, end of period....................     864,648      708,565     500,142     432,720      376,673
                                         ===========  ===========  ==========  ==========   ==========
Unit value, end of period............... $     19.37  $     17.51  $    15.08  $    11.18   $    14.10
Assets, end of period................... $16,746,448  $12,404,137  $7,544,107  $4,838,074   $5,311,159
Investment income ratio/(1)/............        1.75%        0.65%       0.39%       0.75%        4.16%
Total return/(2)/.......................       10.64%       16.05%      34.91%     (20.71)%     (13.67)%

                                            Sub-Account
                                         ------------------
                                         Lifestyle Balanced
                                         640 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............            --
Units issued............................        31,584
Units redeemed..........................        (1,387)
                                              --------
Units, end of period....................        30,197
                                              ========
Unit value, end of period...............      $  10.97
Assets, end of period...................      $331,175
Investment income ratio/(1)/............          0.18%
Total return/(2)/.......................          3.32%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                        Sub-Account
                             ----------------------------------------------------------------
                                                     Lifestyle Balanced
                                                     640 Trust Series 1
                             ----------------------------------------------------------------
                              Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                              Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                             -----------  -----------  -----------  -----------   -----------
Units, beginning of period..   1,949,465    1,517,216    1,176,180      855,914       577,034
Units issued................     527,854      619,032      504,076      440,078       327,531
Units redeemed..............    (118,100)    (186,783)    (163,040)    (119,812)      (48,651)
                             -----------  -----------  -----------  -----------   -----------
Units, end of period........   2,359,219    1,949,465    1,517,216    1,176,180       855,914
                             ===========  ===========  ===========  ===========   ===========
Unit value, end of period... $     22.16  $     20.73  $     18.27  $     14.73   $     16.36
Assets, end of period....... $52,277,135  $40,415,463  $27,714,579  $17,329,966   $14,004,976
Investment income ratio/(1)/        3.73%        2.06%        2.31%        3.11%         5.03%
Total return/(2)/...........        6.88%       13.49%       23.98%       (9.95)%       (4.71)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         ------------------
                                             Lifestyle
                                            Conservative
                                         280 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................           23
Units redeemed..........................          (13)
                                               ------
Units, end of period....................           10
                                               ======
Unit value, end of period...............       $10.34
Assets, end of period...................       $  100
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         1.05%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                Sub-Account
                                         ---------------------------------------------------------
                                                           Lifestyle Conservative
                                                             280 Trust Series 1
                                         ---------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                         ----------  ----------  ----------  ----------  ----------
Units, beginning of period..............    289,630     290,414     100,707      25,748     13,131
Units issued............................     41,647      55,248     271,208      97,842     30,172
Units redeemed..........................    (35,649)    (56,032)    (81,501)    (22,883)   (17,555)
                                         ----------  ----------  ----------  ----------   --------
Units, end of period....................    295,628     289,630     290,414     100,707     25,748
                                         ==========  ==========  ==========  ==========   ========
Unit value, end of period............... $    22.18  $    21.56  $    19.86  $    17.80   $  17.50
Assets, end of period................... $6,558,099  $6,244,993  $5,766,764  $1,792,639   $450,589
Investment income ratio/(1)/............       4.82%       3.44%       3.49%       1.94%      2.74%
Total return/(2)/.......................       2.88%       8.59%      11.55%       1.72%      3.30%

                                            Sub-Account
                                         ------------------
                                          Lifestyle Growth
                                         820 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............            --
Units issued............................        53,230
Units redeemed..........................          (399)
                                              --------
Units, end of period....................        52,831
                                              ========
Unit value, end of period...............      $  11.26
Assets, end of period...................      $594,998
Investment income ratio/(1)/............          0.25%
Total return/(2)/.......................          4.59%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                  Lifestyle Growth
                                                                 820 Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   2,873,853    2,239,933    1,909,803    1,669,794     1,393,678
Units issued............................     853,307      903,333      572,430      477,469       470,866
Units redeemed..........................    (191,077)    (269,413)    (242,300)    (237,460)     (194,750)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   3,536,083    2,873,853    2,239,933    1,909,803     1,669,794
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     21.11  $     19.43  $     16.95  $     13.08   $     15.55
Assets, end of period................... $74,633,010  $55,819,902  $37,967,569  $24,987,853   $25,961,272
Investment income ratio/(1)/............        2.67%        1.35%        1.16%        2.12%         5.16%
Total return/(2)/.......................        8.66%       14.59%       29.56%      (15.85)%       (8.97)%

                                            Sub-Account
                                         ------------------
                                         Lifestyle Moderate
                                         460 Trust Series 0
                                         ------------------
                                            Period Ended
                                            Dec. 31/05~
                                         ------------------
Units, beginning of period..............           --
Units issued............................        5,805
Units redeemed..........................          (26)
                                              -------
Units, end of period....................        5,779
                                              =======
Unit value, end of period...............      $ 10.60
Assets, end of period...................      $61,229
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................         2.15%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                               Lifestyle Moderate
                                                               460 Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  ----------  ----------  ----------   ----------
Units, beginning of period..............     413,158     302,011     209,139     142,884       93,014
Units issued............................     100,065     164,068     153,027     105,261       67,095
Units redeemed..........................     (61,094)    (52,921)    (60,155)    (39,006)     (17,225)
                                         -----------  ----------  ----------  ----------   ----------
Units, end of period....................     452,129     413,158     302,011     209,139      142,884
                                         ===========  ==========  ==========  ==========   ==========
Unit value, end of period............... $     22.12  $    21.24  $    19.13  $    16.23   $    16.92
Assets, end of period................... $10,001,375  $8,774,966  $5,776,547  $3,395,023   $2,416,964
Investment income ratio/(1)/............        4.07%       2.60%       2.74%       3.34%        5.55%
Total return/(2)/.......................        4.15%      11.04%      17.83%      (4.04)%      (1.09)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         -------------
                                         Managed Trust
                                           Series 0
                                         -------------
                                         Period Ended
                                          Dec. 31/05~
                                         -------------
Units, beginning of period..............         --
Units issued............................      5,382
Units redeemed..........................        (60)
                                           --------
Units, end of period....................      5,322
                                           ========
Unit value, end of period...............   $  52.26
Assets, end of period...................   $278,099
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.17%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                          Mid Cap Core
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        112
Units redeemed..........................         --
                                             ------
Units, end of period....................        112
                                             ======
Unit value, end of period...............     $10.86
Assets, end of period...................     $1,222
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.20%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                        Sub-Account
                                            ----------------------------------
                                                       Mid Cap Core
                                                      Trust Series 1
                                            ----------------------------------
                                            Year Ended  Year Ended Period Ended
                                            Dec. 31/05  Dec. 31/04 Dec. 31/03^
                                            ----------  ---------- ------------
Units, beginning of period.................     42,698     13,717          --
Units issued...............................    121,328     83,506      14,014
Units redeemed.............................    (98,454)   (54,525)       (297)
                                            ----------   --------    --------
Units, end of period.......................     65,572     42,698      13,717
                                            ----------   --------    --------
Unit value, end of period.................. $    18.59   $  17.51    $  15.32
Assets, end of period...................... $1,219,318   $747,762    $210,142
Investment income ratio/(1)/...............       0.00%      0.00%       0.00%
Total return/(2)/..........................       6.18%     14.31%      22.56%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         Mid Cap Index
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        605
Units redeemed..........................         (8)
                                             ------
Units, end of period....................        597
                                             ======
Unit value, end of period...............     $12.73
Assets, end of period...................     $7,602
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       5.18%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                  Sub-Account
                                         -----------------------------------------------------------
                                                                 Mid Cap Index
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         ----------  ----------  ----------  ----------   ----------
Units, beginning of period..............    450,865     387,204     239,658     189,985       41,116
Units issued............................    187,023     144,053     218,923     194,530      262,747
Units redeemed..........................   (140,337)    (80,392)    (71,377)   (144,857)    (113,878)
                                         ----------  ----------  ----------  ----------   ----------
Units, end of period....................    497,551     450,865     387,204     239,658      189,985
                                         ==========  ==========  ==========  ==========   ==========
Unit value, end of period............... $    19.49  $    17.40  $    15.02  $    11.17   $    13.16
Assets, end of period................... $9,699,379  $7,846,188  $5,817,582  $2,675,839   $2,500,541
Investment income ratio/(1)/............       0.47%       0.37%       0.00%       0.52%        1.48%
Total return/(2)/.......................      12.02%      15.83%      34.56%     (15.16)%      (1.73)%

                                          Sub-Account
                                         --------------
                                         Mid Cap Stock
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         16
Units redeemed..........................         (1)
                                             ------
Units, end of period....................         15
                                             ======
Unit value, end of period...............     $35.07
Assets, end of period...................     $  531
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      11.28%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                 Mid Cap Stock
                                                                 Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  ----------  ----------  ----------   ----------
Units, beginning of period..............     690,470     540,411     325,090     330,092      144,085
Units issued............................   1,039,391     227,147     452,345     149,531      235,745
Units redeemed..........................    (385,076)    (77,088)   (237,024)   (154,533)     (49,738)
                                         -----------  ----------  ----------  ----------   ----------
Units, end of period....................   1,344,785     690,470     540,411     325,090      330,092
                                         ===========  ==========  ==========  ==========   ==========
Unit value, end of period............... $     16.19  $    14.13  $    11.87  $     8.34   $    10.77
Assets, end of period................... $21,770,196  $9,756,344  $6,414,678  $2,711,254   $3,555,087
Investment income ratio/(1)/............        0.00%       0.00%       0.00%       0.00%        0.00%
Total return/(2)/.......................       14.57%      19.04%      42.33%     (22.56)%     (10.99)%

                                          Sub-Account
                                         --------------
                                         Mid Cap Value
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        357
Units redeemed..........................        (24)
                                             ------
Units, end of period....................        333
                                             ======
Unit value, end of period...............     $11.28
Assets, end of period...................     $3,757
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       2.50%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                  Mid Cap Value
                                                                 Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended   Year Ended  Period Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                                         -----------  -----------  ----------  ----------   ------------
Units, beginning of period..............     907,760      668,954     545,462     130,318            --
Units issued............................     448,868      613,525     261,583     431,980       136,994
Units redeemed..........................    (247,194)    (374,719)   (138,091)    (16,836)       (6,676)
                                         -----------  -----------  ----------  ----------    ----------
Units, end of period....................   1,109,434      907,760     668,954     545,462       130,318
                                         ===========  ===========  ==========  ==========    ==========
Unit value, end of period............... $     19.83  $     18.36  $    14.75  $    11.77    $    13.09
Assets, end of period................... $21,996,856  $16,664,733  $9,867,204  $6,418,204    $1,705,795
Investment income ratio/(1)/............        0.42%        0.53%       0.38%       0.00%         0.51%
Total return/(2)/.......................        8.00%       24.46%      25.36%     (10.11)%        4.72%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Mid Value Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................          4
Units redeemed..........................         (1)
                                             ------
Units, end of period....................          3
                                             ======
Unit value, end of period...............     $17.95
Assets, end of period...................     $   48
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.89%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ----------------
                                           Money Market
                                         Trust B Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............            --
Units issued............................       194,282
Units redeemed..........................       (88,983)
                                            ----------
Units, end of period....................       105,299
                                            ==========
Unit value, end of period...............    $    15.40
Assets, end of period...................    $1,621,499
Investment income ratio/(1)/............          1.39%
Total return/(2)/.......................          1.32%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         -----------------------------------------------------------------
                                                                    Money Market
                                                                   Trust Series 1
                                         -----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03    Dec. 31/02    Dec. 31/01
                                         -----------  -----------  ------------  ------------  -----------
Units, beginning of period..............   3,643,720    4,368,151     4,876,540     3,996,981    3,151,211
Units issued............................   2,481,631    2,071,959    15,281,567    12,150,943    5,667,267
Units redeemed..........................  (2,457,435)  (2,796,390)  (15,789,956)  (11,271,384)  (4,821,497)
                                         -----------  -----------  ------------  ------------  -----------
Units, end of period....................   3,667,916    3,643,720     4,368,151     4,876,540    3,996,981
                                         ===========  ===========  ============  ============  ===========
Unit value, end of period............... $     22.13  $     21.55  $      21.38  $      21.25  $     21.01
Assets, end of period................... $81,149,775  $78,523,906  $ 93,383,242  $103,649,118  $83,955,822
Investment income ratio/(1)/............        2.63%        0.81%         0.59%         1.18%        3.59%
Total return/(2)/.......................        2.66%        0.81%         0.59%         1.18%        3.59%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                            Sub-Account
                                         -----------------
                                         Natural Resources
                                          Trust Series 0
                                         -----------------
                                           Period Ended
                                            Dec. 31/05~
                                         -----------------
Units, beginning of period..............          --
Units issued............................          63
Units redeemed..........................         (10)
                                              ------
Units, end of period....................          53
                                              ======
Unit value, end of period...............      $13.83
Assets, end of period...................      $  730
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................       12.18%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                           -----------------------------------
                                                    Natural Resources
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    151,374      62,937           --
Units issued..............................    225,518     200,834       63,737
Units redeemed............................   (103,245)   (112,397)        (800)
                                           ----------  ----------   ----------
Units, end of period......................    273,647     151,374       62,937
                                           ==========  ==========   ==========
Unit value, end of period................. $    32.84  $    22.38   $    18.00
Assets, end of period..................... $8,987,378  $3,387,254   $1,132,857
Investment income ratio/(1)/..............       0.00%       0.11%        0.00%
Total return/(2)/.........................      46.78%      24.31%       44.00%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                            Sub-Account
                                 ----------------------------------------------------------------
                                                              Overseas
                                                           Trust Series 1
                                 ----------------------------------------------------------------
                                  Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                 Dec. 31/05/g/  Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                 ------------  -----------  -----------  -----------   -----------
Units, beginning of period......    705,424        621,140      542,148      519,934       449,483
Units issued....................    134,592        605,659    7,188,922    5,355,025     1,937,878
Units redeemed..................   (840,016)      (521,375)  (7,109,930)  (5,332,811)   (1,867,427)
                                  ---------    -----------  -----------  -----------   -----------
Units, end of period............         --        705,424      621,140      542,148       519,934
                                  =========    ===========  ===========  ===========   ===========
Unit value, end of period.......  $   14.94    $     15.36  $     13.74  $      9.55   $     12.16
Assets, end of period...........  $      --    $10,833,196  $ 8,532,885  $ 5,178,003   $ 6,321,622
Investment income ratio/(1)/....       0.38%          0.37%        0.39%        0.59%         0.26%
Total return/(2)/...............      (2.69)%        11.79%       43.84%      (21.44)%      (21.10)%

--------
g Terminated as an investment option and funds transferred to International Value Trust on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                           Sub-Account
                                         ---------------
                                         Overseas Equity
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................          2
Units redeemed..........................         --
                                             ------
Units, end of period....................          2
                                             ======
Unit value, end of period...............     $15.90
Assets, end of period...................     $   27
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      12.39%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                          Pacific Rim
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         49
Units redeemed..........................         (2)
                                             ------
Units, end of period....................         47
                                             ======
Unit value, end of period...............     $12.68
Assets, end of period...................     $  600
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      17.05%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                   Pacific Rim
                                                                  Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31/05  Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -----------  ----------  -----------  ----------   -----------
Units, beginning of period..............     929,262     885,530      959,821   1,041,091     1,031,699
Units issued............................     386,497     503,540    2,687,834     858,327     1,086,628
Units redeemed..........................    (320,258)   (459,808)  (2,762,125)   (939,597)   (1,077,236)
                                         -----------  ----------  -----------  ----------   -----------
Units, end of period....................     995,501     929,262      885,530     959,821     1,041,091
                                         ===========  ==========  ===========  ==========   ===========
Unit value, end of period............... $     13.21  $    10.50  $      8.98  $     6.38   $      7.30
Assets, end of period................... $13,146,240  $9,758,540  $ 7,954,829  $6,127,376   $ 7,600,304
Investment income ratio/(1)/............        0.86%       0.45%        0.15%       0.13%         0.40%
Total return/(2)/.......................       25.75%      16.90%       40.72%     (12.53)%      (18.58)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                             Sub-Account
                                         --------------------
                                         Quantitative All Cap
                                            Trust Series 0
                                         --------------------
                                             Period Ended
                                             Dec. 31/05~
                                         --------------------
Units, beginning of period..............            --
Units issued............................             1
Units redeemed..........................            --
                                                ------
Units, end of period....................             1
                                                ======
Unit value, end of period...............        $11.47
Assets, end of period...................        $   14
Investment income ratio/(1)/............          0.00%
Total return/(2)/.......................          4.91%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                            ---------------------------------
                                                   Quantitative All Cap
                                                      Trust Series 1
                                            ---------------------------------
                                            Year Ended Year Ended Period Ended
                                            Dec. 31/05 Dec. 31/04 Dec. 31/03^
                                            ---------- ---------- ------------
Units, beginning of period.................    11,146      2,831         --
Units issued...............................    15,697     19,166      2,861
Units redeemed.............................    (5,156)   (10,851)       (30)
                                             --------   --------    -------
Units, end of period.......................    21,687     11,146      2,831
                                             ========   ========    =======
Unit value, end of period..................  $  19.42   $  17.88    $ 15.56
Assets, end of period......................  $421,060   $199,302    $44,046
Investment income ratio/(1)/...............      0.96%      0.90%      0.35%
Total return/(2)/..........................      8.58%     14.91%     24.49%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                             Sub-Account
                                         --------------------
                                         Quantitative Mid Cap
                                            Trust Series 0
                                         --------------------
                                          Period Ended Dec.
                                                31/05~
                                         --------------------
Units, beginning of period..............            --
Units issued............................           673
Units redeemed..........................          (136)
                                                ------
Units, end of period....................           537
                                                ======
Unit value, end of period...............        $11.69
Assets, end of period...................        $6,276
Investment income ratio/(1)/............          0.00%
Total return/(2)/.......................          5.53%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)


                                                            Sub-Account
                                    ---------------------------------------------------------
                                                Quantitative Mid Cap Trust Series 1
                                    ---------------------------------------------------------
                                    Year Ended  Year Ended  Year Ended Year Ended  Period Ended
                                    Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01*
                                    ----------  ----------  ---------- ----------  ------------
Units, beginning of period.........     88,903      60,518     52,149     22,937           --
Units issued.......................     44,603      47,955     25,283     34,935       23,080
Units redeemed.....................    (36,761)    (19,570)   (16,914)    (5,723)        (143)
                                    ----------  ----------   --------   --------     --------
Units, end of period...............     96,745      88,903     60,518     52,149       22,937
                                    ==========  ==========   ========   ========     ========
Unit value, end of period.......... $    14.68  $    12.92   $  10.93   $   7.89     $  10.20
Assets, end of period.............. $1,420,217  $1,148,626   $661,466   $411,458     $233,954
Investment income ratio/(1)/.......       0.00%       0.00%      0.00%      0.00%        0.00%
Total return/(2)/..................      13.62%      18.21%     38.53%    (22.65)%     (18.40)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                         Sub-Account
                                                   ----------------------
                                                     Quantitative Value
                                                       Trust Series 1
                                                   ----------------------
                                                   Year Ended Period Ended
                                                   Dec. 31/05 Dec. 31/04##
                                                   ---------- ------------
Units, beginning of period........................     1,058         --
Units issued......................................    36,662      2,082
Units redeemed....................................    (1,368)    (1,024)
                                                    --------    -------
Units, end of period..............................    36,352      1,058
                                                    ========    =======
Unit value, end of period.........................  $  16.02    $ 14.67
Assets, end of period.............................  $582,273    $15,522
Investment income ratio/(1)/......................      0.07%      0.00%
Total return/(2)/.................................      9.19%     17.36%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                    Sub-Account
                                                   --------------
                                                    Real Estate
                                                     Securities
                                                   Trust Series 0
                                                   --------------
                                                    Period Ended
                                                    Dec. 31/05~
                                                   --------------
Units, beginning of period........................         --
Units issued......................................        507
Units redeemed....................................         (1)
                                                      -------
Units, end of period..............................        506
                                                      =======
Unit value, end of period.........................    $ 68.95
Assets, end of period.............................    $34,872
Investment income ratio/(1)/......................       0.00%
Total return/(2)/.................................       4.37%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                            Sub-Account
                                  ---------------------------------------------------------------
                                                       Real Estate Securities
                                                           Trust Series 1
                                  ---------------------------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                   Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01
                                  -----------  -----------  -----------  -----------  -----------
Units, beginning of period.......     612,965      625,133      629,691      603,342      616,941
Units issued.....................      79,384       62,910       63,441      113,707       90,154
Units redeemed...................    (144,731)     (75,078)     (67,999)     (87,358)    (103,753)
                                  -----------  -----------  -----------  -----------  -----------
Units, end of period.............     547,618      612,965      625,133      629,691      603,342
                                  ===========  ===========  ===========  ===========  ===========
Unit value, end of period........ $     82.82  $     74.04  $     56.08  $     40.30  $     39.28
Assets, end of period............ $45,351,144  $45,385,043  $35,054,800  $25,376,534  $23,701,906
Investment income ratio/(1)/.....        2.01%        2.39%        2.67%        3.24%        3.26%
Total return/(2)/................       11.85%       32.04%       39.15%        2.58%        3.15%

                                           Sub-Account
                                         ----------------
                                         Real Return Bond
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................         141
Units redeemed..........................         (14)
                                              ------
Units, end of period....................         127
                                              ======
Unit value, end of period...............      $ 9.96
Assets, end of period...................      $1,269
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        0.45%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                       Sub-Account
                                           -----------------------------------
                                                     Real Return Bond
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    120,093     101,029           --
Units issued..............................     73,152     131,176      105,327
Units redeemed............................    (17,815)   (112,112)      (4,298)
                                           ----------  ----------   ----------
Units, end of period......................    175,430     120,093      101,029
                                           ==========  ==========   ==========
Unit value, end of period................. $    14.50  $    14.30   $    13.11
Assets, end of period..................... $2,544,365  $1,717,117   $1,324,485
Investment income ratio/(1)/..............       0.00%       0.50%        0.00%
Total return/(2)/.........................       1.43%       9.07%        4.88%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                           Science &
                                           Technology
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          1
Units redeemed..........................         (1)
                                             ------
Units, end of period....................         --
                                             ======
Unit value, end of period...............     $11.27
Assets, end of period...................     $    5
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.82%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                         Sub-Account
                             ------------------------------------------------------------------
                                                          Science &
                                                          Technology
                                                        Trust Series 1
                             ------------------------------------------------------------------
                              Year Ended     Year Ended   Year Ended   Year Ended    Year Ended
                              Dec. 31/05     Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                             -------------  -----------  -----------  -----------   ------------
Units, beginning of period..    1,531,628     1,574,239    1,372,512    1,388,634     1,104,943
Units issued................      326,354       242,241    1,070,042      800,355       649,523
Units redeemed..............     (466,545)     (284,852)    (868,315)    (816,477)     (365,832)
                              -----------   -----------  -----------  -----------   -----------
Units, end of period........    1,391,437     1,531,628    1,574,239    1,372,512     1,388,634
                              ===========   ===========  ===========  ===========   ===========
Unit value, end of period...  $     14.29   $     14.00  $     13.88  $      9.23   $     15.58
Assets, end of period.......  $19,883,950   $21,441,064  $21,846,463  $12,664,658   $21,631,041
Investment income ratio/(1)/         0.00%         0.00%        0.00%        0.00%         0.00%
Total return/(2)/...........         2.08%         2.40%       50.40%      (40.76)%      (41.25)%

                                                         Sub-Account
                             ------------------------------------------------------------------
                                                        Select Growth
                                                        Trust Series 1
                             ------------------------------------------------------------------
                              Year Ended     Year Ended   Year Ended   Year Ended   Period Ended
                             Dec. 31/05 /y/  Dec. 31/04   Dec. 31/03   Dec. 31/02   Dec. 31/01**
                             -------------  -----------  -----------  -----------   ------------
Units, beginning of period..       52,757        48,410       23,444        2,599            --
Units issued................          315        34,364       38,515       22,265         2,620
Units redeemed..............      (53,072)      (30,017)     (13,549)      (1,420)          (21)
                              -----------   -----------  -----------  -----------   -----------
Units, end of period........           --        52,757       48,410       23,444         2,599
                              ===========   ===========  ===========  ===========   ===========
Unit value, end of period...  $     10.29   $     10.64  $     10.36  $      8.24   $     11.88
Assets, end of period.......  $        --   $   561,534  $   501,653  $   193,187   $    30,872
Investment income ratio/(1)/         0.00%         0.01%        0.03%        0.00%         0.00%
Total return/(2)/...........        (3.29)%        2.71%       25.75%      (30.64)%       (4.96)%

--------
y Terminated as an investment option and funds transferred to 500 Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Small Cap Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         29
Units redeemed..........................         --
                                             ------
Units, end of period....................         29
                                             ======
Unit value, end of period...............     $11.45
Assets, end of period...................     $  326
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.22%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ---------------
                                         Small Cap Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............           --
Units issued............................      182,475
Units redeemed..........................     (120,878)
                                            ---------
Units, end of period....................       61,597
                                            =========
Unit value, end of period...............    $   14.30
Assets, end of period...................    $ 880,841
Investment income ratio/(1)/............         0.00%
Total return/(2)/.......................        14.40%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                         Sub-Account
                                         ------------
                                          Small Cap
                                         Growth Trust
                                           Series 0
                                         ------------
                                         Period Ended
                                         Dec. 31/05~
                                         ------------
Units, beginning of period..............        --
Units issued............................         3
Units redeemed..........................        (1)
                                            ------
Units, end of period....................         2
                                            ======
Unit value, end of period...............    $15.15
Assets, end of period...................    $   29
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................     12.27%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                           Sub-Account
                                         ---------------
                                         Small Cap Index
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        704
Units redeemed..........................        (13)
                                             ------
Units, end of period....................        691
                                             ======
Unit value, end of period...............     $13.16
Assets, end of period...................     $9,096
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.33%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                            Sub-Account
                                    -----------------------------------------------------------
                                                          Small Cap Index
                                                           Trust Series 1
                                    -----------------------------------------------------------
                                    Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
                                    Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01
                                    ----------  ----------  ----------  ----------   ----------
Units, beginning of period.........    477,338     325,861     264,595     202,574       13,291
Units issued.......................    130,103     248,720     233,983     220,310      358,369
Units redeemed.....................   (124,769)    (97,243)   (172,717)   (158,289)    (169,086)
                                    ----------  ----------  ----------  ----------   ----------
Units, end of period...............    482,672     477,338     325,861     264,595      202,574
                                    ==========  ==========  ==========  ==========   ==========
Unit value, end of period.......... $    16.58  $    15.96  $    13.60  $     9.33   $    11.88
Assets, end of period.............. $8,000,791  $7,616,093  $4,431,369  $2,468,125   $2,406,173
Investment income ratio/(1)/.......       0.52%       0.30%       0.00%       0.93%        3.86%
Total return/(2)/..................       3.89%      17.33%      45.79%     (21.47)%       1.41%

                                          Sub-Account
                                         --------------
                                           Small Cap
                                         Opportunities
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         22
Units redeemed..........................         (5)
                                             ------
Units, end of period....................         17
                                             ======
Unit value, end of period...............     $11.63
Assets, end of period...................     $  203
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.46%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                       Sub-Account
                                           -----------------------------------
                                                        Small Cap
                                                      Opportunities
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................    175,331      16,308          --
Units issued..............................    430,156     426,510      21,289
Units redeemed............................   (196,924)   (267,487)     (4,981)
                                           ----------  ----------    --------
Units, end of period......................    408,563     175,331      16,308
                                           ==========  ==========    ========
Unit value, end of period................. $    23.72  $    22.01    $  17.50
Assets, end of period..................... $9,691,801  $3,859,270    $285,388
Investment income ratio/(1)/..............       0.00%       0.13%       0.00%
Total return/(2)/.........................       7.77%      25.78%      40.00%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                           Sub-Account
                                         ---------------
                                         Small Cap Value
                                         Trust Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............          --
Units issued............................       1,157
Units redeemed..........................          --
                                             -------
Units, end of period....................       1,157
                                             =======
Unit value, end of period...............     $ 29.70
Assets, end of period...................     $34,364
Investment income ratio/(1)/............        0.00%
Total return/(2)/.......................        2.55%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                          Sub-Account
                                         --------------
                                         Small Company
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         51
Units redeemed..........................        (11)
                                             ------
Units, end of period....................         40
                                             ======
Unit value, end of period...............     $11.13
Assets, end of period...................     $  446
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.61%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                               Sub-Account
                                         ----------------------
                                              Small Company
                                             Trust Series 1
                                         ----------------------
                                         Year Ended Period Ended
                                         Dec. 31/05 Dec. 31/04##
                                         ---------- ------------
Units, beginning of period..............     4,484          --
Units issued............................    30,727     149,721
Units redeemed..........................    (1,522)   (145,237)
                                          --------   ---------
Units, end of period....................    33,689       4,484
                                          ========   =========
Unit value, end of period...............  $  16.18   $   15.22
Assets, end of period...................  $545,155   $  68,244
Investment income ratio/(1)/............      0.00%       0.00%
Total return/(2)/.......................      6.32%      21.76%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                   Sub-Account
                                         -------------------------------------------------------------
                                                                  Small Company
                                                              Blend Trust Series 1
                                         -------------------------------------------------------------
                                          Year Ended    Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05 /h/ Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         -------------  ----------  ----------  ----------   ----------
Units, beginning of period..............     503,002       459,363     373,517     316,717      139,069
Units issued............................       9,194        96,551     202,147     234,870      297,117
Units redeemed..........................    (512,196)      (52,912)   (116,301)   (178,070)    (119,469)
                                           ---------    ----------  ----------  ----------   ----------
Units, end of period....................          --       503,002     459,363     373,517      316,717
                                           =========    ==========  ==========  ==========   ==========
Unit value, end of period...............   $   12.41    $    14.05  $    13.11  $     9.38   $    12.60
Assets, end of period...................   $      --    $7,067,291  $6,021,024  $3,504,368   $3,990,916
Investment income ratio/(1)/............        0.00%         0.00%       0.00%       0.20%        0.00%
Total return/(2)/.......................      (11.71)%        7.19%      39.71%     (25.55)%      (2.30)%

--------
h Terminated as an investment option and funds transferred to Small Cap Opportunities Trust on May 2, 2005.

                                          Sub-Account
                                         -------------
                                         Small Company
                                          Value Trust
                                           Series 0
                                         -------------
                                         Period Ended
                                          Dec. 31/05~
                                         -------------
Units, beginning of period..............        --
Units issued............................       194
Units redeemed..........................        (7)
                                            ------
Units, end of period....................       187
                                            ======
Unit value, end of period...............    $11.61
Assets, end of period...................    $2,176
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................      5.47%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                  Small Company
                                                              Value Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                         -----------  -----------  -----------  ----------   ----------
Units, beginning of period..............   1,260,713    1,150,161    1,002,491     565,676      319,683
Units issued............................     187,060      308,204      453,829     599,988      427,805
Units redeemed..........................    (202,025)    (197,652)    (306,159)   (163,173)    (181,812)
                                         -----------  -----------  -----------  ----------   ----------
Units, end of period....................   1,245,748    1,260,713    1,150,161   1,002,491      565,676
                                         ===========  ===========  ===========  ==========   ==========
Unit value, end of period............... $     17.52  $     16.36  $     13.07  $     9.78   $    10.40
Assets, end of period................... $21,820,203  $20,631,270  $15,034,590  $9,803,823   $5,880,631
Investment income ratio/(1)/............        0.26%        0.16%        0.39%       0.27%        0.17%
Total return/(2)/.......................        7.04%       25.19%       33.67%      (5.93)%       6.54%

                                                               Sub-Account
                                         ------------------------------------------------------
                                                              Small-Mid Cap
                                                              Trust Series 1
                                         ------------------------------------------------------
                                                                                        Year Ended
                                          Year Ended   Year Ended Year Ended Year Ended    Dec.
                                         Dec. 31/05/d/ Dec. 31/04 Dec. 31/03 Dec. 31/02  31/01**
                                         ------------  ---------- ---------- ---------- ----------
Units, beginning of period..............     28,971       24,080      9,571     1,906         --
Units issued............................        197       17,499     24,294     8,702      1,929
Units redeemed..........................    (29,168)     (12,608)    (9,785)   (1,037)       (23)
                                           --------     --------   --------   -------    -------
Units, end of period....................         --       28,971     24,080     9,571      1,906
                                           --------     --------   --------   -------    -------
Unit value, end of period...............   $  11.86     $  13.00   $  12.13   $  9.85    $ 11.95
Assets, end of period...................   $     --     $376,551   $292,105   $94,276    $22,773
Investment income ratio/(1)/............       0.00%        0.00%      0.00%     0.00%      0.01%
Total return/(2)/.......................      (8.75)%       7.15%     23.15%   (17.57)%    (4.40)%

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                                Sub-Account
                                         --------------------------------------------------------
                                                               Small-Mid Cap
                                                                Growth Trust
                                                                  Series 1
                                         --------------------------------------------------------
                                          Year Ended   Year Ended Year Ended Year Ended Period Ended
                                         Dec. 31/05/d/ Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                         ------------  ---------- ---------- ---------- ------------
Units, beginning of period..............     21,275       20,701     12,700       612          --
Units issued............................        167        7,179     10,505    12,845         612
Units redeemed..........................    (21,442)      (6,605)    (2,504)     (757)         --
                                           --------     --------   --------   -------     -------
Units, end of period....................         --       21,275     20,701    12,700         612
                                           ========     ========   ========   =======     =======
Unit value, end of period...............   $  10.62     $  11.45   $  10.07   $  7.31     $ 11.13
Assets, end of period...................   $     --     $243,602   $208,462   $92,840     $ 6,810
Investment income ratio/(1)/............       0.00%        0.00%      0.00%     0.00%       0.00%
Total return/(2)/.......................      (7.25)%      13.70%     37.76%   (34.32)%    (10.96)%

--------
d Terminated as an investment option and funds transferred to Mid Cap Index Trust on May 2, 2005.
** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                       Sub-Account
                                           -----------------------------------
                                                      Special Value
                                                      Trust Series 1
                                           -----------------------------------
                                           Year Ended  Year Ended  Period Ended
                                           Dec. 31/05  Dec. 31/04  Dec. 31/03^
                                           ----------  ----------  ------------
Units, beginning of period................     63,126      42,051          --
Units issued..............................     15,342      24,527      44,876
Units redeemed............................    (10,613)     (3,452)     (2,825)
                                           ----------  ----------    --------
Units, end of period......................     67,855      63,126      42,051
                                           ==========  ==========    ========
Unit value, end of period................. $    20.08  $    19.01    $  15.82
Assets, end of period..................... $1,362,368  $1,200,169    $665,250
Investment income ratio/(1)/..............       0.00%       0.00%       0.00%
Total return/(2)/.........................       5.61%      20.18%      26.56%
--------
^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                Strategic Bond
                                                                Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                         -----------  -----------  ----------  ----------  ----------
Units, beginning of period..............     472,670      454,870     391,405     366,019     326,940
Units issued............................      51,793       88,124     181,832     120,547      95,095
Units redeemed..........................     (49,393)     (70,324)   (118,367)    (95,161)    (56,016)
                                         -----------  -----------  ----------  ----------  ----------
Units, end of period....................     475,070      472,670     454,870     391,405     366,019
                                         ===========  ===========  ==========  ==========  ==========
Unit value, end of period............... $     21.73  $     21.16  $    19.84  $    17.54  $    16.09
Assets, end of period................... $10,322,942  $10,001,024  $9,023,050  $6,863,987  $5,890,786
Investment income ratio/(1)/............        2.75%        3.75%       4.76%       6.76%       7.24%
Total return/(2)/.......................        2.70%        6.67%      13.11%       8.96%       6.25%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                  Sub-Account
                                         ------------------------------------------------------------
                                                                Strategic Growth
                                                                 Trust Series 1
                                         ------------------------------------------------------------
                                          Year Ended   Year Ended  Year Ended   Year Ended  Period Ended
                                         Dec. 31/05/e/ Dec. 31/04  Dec. 31/03   Dec. 31/02  Dec. 31/01*
                                         ------------  ----------  ----------  ----------   ------------
Units, beginning of period..............    333,720       301,160     148,582      58,133           --
Units issued............................     11,615        87,972     190,203     128,784       61,361
Units redeemed..........................   (345,335)      (55,412)    (37,625)    (38,335)      (3,228)
                                          ---------    ----------  ----------  ----------     --------
Units, end of period....................         --       333,720     301,160     148,582       58,133
                                          =========    ==========  ==========  ==========     ========
Unit value, end of period...............  $   10.13    $    10.72  $    10.06  $     7.93     $  11.02
Assets, end of period...................  $      --    $3,577,475  $3,029,672  $1,178,257     $640,623
Investment income ratio/(1)/............       0.00%         0.00%       0.00%       0.00%        0.00%
Total return/(2)/.......................      (5.46)%        6.56%      26.86%     (28.04)%     (11.84)%

--------
e Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust on May 2, 2005.
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                           Sub-Account
                                         ----------------
                                         Strategic Income
                                          Trust Series 0
                                         ----------------
                                           Period Ended
                                           Dec. 31/05~
                                         ----------------
Units, beginning of period..............          --
Units issued............................         515
Units redeemed..........................          --
                                              ------
Units, end of period....................         515
                                              ======
Unit value, end of period...............      $10.28
Assets, end of period...................      $5,292
Investment income ratio/(1)/............       69.96%
Total return/(2)/.......................        1.23%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                               Sub-Account
                                         ----------------------
                                            Strategic Income
                                             Trust Series 1
                                         ----------------------
                                         Year Ended Period Ended
                                         Dec. 31/05 Dec. 31/04##
                                         ---------- ------------
Units, beginning of period..............     3,766         --
Units issued............................    15,773      4,389
Units redeemed..........................    (1,130)      (623)
                                          --------    -------
Units, end of period....................    18,409      3,766
                                          ========    =======
Unit value, end of period...............  $  13.93    $ 13.62
Assets, end of period...................  $256,383    $51,273
Investment income ratio/(1)/............      6.20%      3.65%
Total return/(2)/.......................      2.28%      8.93%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                           Strategic
                                         Opportunities
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          5
Units redeemed..........................         (1)
                                             ------
Units, end of period....................          4
                                             ======
Unit value, end of period...............     $11.94
Assets, end of period...................     $   50
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       7.27%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                              Strategic Opportunities
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   1,853,876    2,066,438    2,124,457    2,079,350     1,908,650
Units issued............................      68,412      130,505      207,014      304,431       355,083
Units redeemed..........................    (243,972)    (343,067)    (265,033)    (259,324)     (184,383)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   1,678,316    1,853,876    2,066,438    2,124,457     2,079,350
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     14.28  $     13.01  $     11.59  $      9.21   $     15.03
Assets, end of period................... $23,960,368  $24,121,175  $23,938,705  $19,557,281   $31,259,873
Investment income ratio/(1)/............        0.43%        0.09%        0.00%        0.00%         0.49%
Total return/(2)/.......................        9.72%       12.31%       25.85%      (38.77)%      (15.25)%


                                                                 Sub-Account
                                         ----------------------------------------------------------
                                                               Strategic Value
                                                                Trust Series 1
                                         ----------------------------------------------------------
                                          Year Ended  Year Ended  Year Ended Year Ended  Period Ended
                                          Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01*
                                         ----------   ----------  ---------- ----------  ------------
Units, beginning of period..............    121,047       85,555     64,422     33,938           --
Units issued............................     30,049      243,733     29,509     33,649       35,424
Units redeemed..........................    (18,147)    (208,241)    (8,376)    (3,165)      (1,486)
                                         ----------   ----------   --------   --------     --------
Units, end of period....................    132,949      121,047     85,555     64,422       33,938
                                         ==========   ==========   ========   ========     ========
Unit value, end of period............... $    11.80   $    11.84   $  10.03   $   7.79     $  10.70
Assets, end of period................... $1,568,879   $1,432,678   $858,268   $501,850     $363,137
Investment income ratio/(1)/............       0.73%        0.66%      0.02%      0.00%        0.00%
Total return/(2)/.......................      (0.30)%      17.98%     28.77%    (27.20)%     (14.40)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                          Total Return
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        225
Units redeemed..........................        (18)
                                             ------
Units, end of period....................        207
                                             ======
Unit value, end of period...............     $10.99
Assets, end of period...................     $2,274
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................      (0.07)%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                   Sub-Account
                                         --------------------------------------------------------------
                                                                  Total Return
                                                                 Trust Series 1
                                         --------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                         -----------  -----------  -----------  -----------  ----------
Units, beginning of period..............   1,021,035    1,051,424      804,407      486,338     172,081
Units issued............................     158,392      163,844      401,469      462,281     496,504
Units redeemed..........................     (64,179)    (194,233)    (154,452)    (144,212)   (182,247)
                                         -----------  -----------  -----------  -----------  ----------
Units, end of period....................   1,115,248    1,021,035    1,051,424      804,407     486,338
                                         ===========  ===========  ===========  ===========  ==========
Unit value, end of period............... $     18.37  $     17.93  $     17.08  $     16.27  $    14.86
Assets, end of period................... $20,493,352  $18,308,958  $17,963,495  $13,086,755  $7,224,802
Investment income ratio/(1)/............        2.28%        3.84%        2.61%        2.43%       3.28%
Total return/(2)/.......................        2.48%        4.96%        5.01%        9.52%       8.28%

                                          Sub-Account
                                         --------------
                                          Total Stock
                                          Market Index
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................        151
Units redeemed..........................         --
                                             ------
Units, end of period....................        151
                                             ======
Unit value, end of period...............     $40.10
Assets, end of period...................     $6,036
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.30%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                  Sub-Account
                                         -----------------------------------------------------------
                                                           Total Stock Market Index
                                                                Trust Series 1
                                         -----------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03   Dec. 31/02   Dec. 31/01
                                         ----------  ----------  ----------  ----------   ----------
Units, beginning of period..............    503,811     391,161     255,300     227,808       26,131
Units issued............................     90,402     192,234     153,399     134,963      331,423
Units redeemed..........................    (95,907)    (79,584)    (17,538)   (107,471)    (129,746)
                                         ----------  ----------  ----------  ----------   ----------
Units, end of period....................    498,306     503,811     391,161     255,300      227,808
                                         ==========  ==========  ==========  ==========   ==========
Unit value, end of period............... $    12.09  $    11.44  $    10.24  $     7.84   $     9.96
Assets, end of period................... $6,023,552  $5,762,135  $4,003,691  $2,001,779   $2,269,349
Investment income ratio/(1)/............       1.07%       0.58%       0.00%       0.93%        1.43%
Total return/(2)/.......................       5.70%      11.73%      30.55%     (21.29)%     (11.41)%

                                          Sub-Account
                                         --------------
                                          U.S. Global
                                         Leaders Growth
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................         49
Units redeemed..........................         --
                                             ------
Units, end of period....................         49
                                             ======
Unit value, end of period...............     $10.90
Assets, end of period...................     $  530
Investment income ratio/(1)/............       1.81%
Total return/(2)/.......................       1.93%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                  Sub-Account
                                            -------------------------
                                            U.S. Global Leaders Growth
                                                 Trust Series 1
                                            -------------------------
                                            Year Ended   Period Ended
                                            Dec. 31/05   Dec. 31/04##
                                            ----------   ------------
Units, beginning of period.................      9,299           --
Units issued...............................    218,589       11,925
Units redeemed.............................    (24,291)      (2,626)
                                            ----------     --------
Units, end of period.......................    203,597        9,299
                                            ==========     ========
Unit value, end of period.................. $    13.34     $  13.23
Assets, end of period...................... $2,729,838     $123,009
Investment income ratio/(1)/...............       0.23%        1.17%
Total return/(2)/..........................       0.87%        5.82%
--------
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                        Sub-Account
                                              --------------------------------------------------------------
                                                                U.S. Government Securities
                                                                   Trust Trust Series 1
                                              --------------------------------------------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
                                               Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                                              -----------  -----------  -----------  -----------  ----------
Units, beginning of period...................     941,170    1,240,879    1,299,367      602,920     404,853
Units issued.................................      56,823      124,017      295,436      831,572     340,309
Units redeemed...............................    (224,467)    (423,726)    (353,924)    (135,125)   (142,242)
                                              -----------  -----------  -----------  -----------  ----------
Units, end of period.........................     773,526      941,170    1,240,879    1,299,367     602,920
                                              ===========  ===========  ===========  ===========  ==========
Unit value, end of period.................... $     16.23  $     15.98  $     15.53  $     15.27  $    14.14
Assets, end of period........................ $12,555,989  $15,039,513  $19,272,188  $19,836,614  $8,523,508
Investment income ratio/(1)/.................        1.81%        2.10%        3.30%        2.84%       5.13%
Total return/(2)/............................        1.58%        2.89%        1.73%        7.99%       7.03%

                                           Sub-Account
                                         ---------------
                                         U.S. High Yield
                                           Bond Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         --
Units redeemed..........................         --
                                             ------
Units, end of period....................         --
                                             ======
Unit value, end of period...............     $10.42
Assets, end of period...................     $    3
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       1.17%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                           Sub-Account
                                         ---------------
                                         U.S. High Yield
                                           Bond Trust
                                            Series 1
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................        372
Units redeemed..........................         (1)
                                             ------
Units, end of period....................        371
                                             ======
Unit value, end of period...............     $13.01
Assets, end of period...................     $4,822
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       4.08%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                          Sub-Account
                                         --------------
                                         U.S. Large Cap
                                         Trust Series 0
                                         --------------
                                          Period Ended
                                          Dec. 31/05~
                                         --------------
Units, beginning of period..............         --
Units issued............................          5
Units redeemed..........................         (1)
                                             ------
Units, end of period....................          4
                                             ======
Unit value, end of period...............     $11.21
Assets, end of period...................     $   44
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.58%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                                         ----------------------------------------------------------------
                                                                   U.S. Large Cap
                                                                   Trust Series 1
                                         ----------------------------------------------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                          Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                         -----------  -----------  -----------  -----------   -----------
Units, beginning of period..............   3,711,231    1,199,921    1,128,167      881,525       571,773
Units issued............................     111,873    3,153,720      228,970      430,793       364,179
Units redeemed..........................    (376,857)    (642,410)    (157,216)    (184,151)      (54,427)
                                         -----------  -----------  -----------  -----------   -----------
Units, end of period....................   3,446,247    3,711,231    1,199,921    1,128,167       881,525
                                         ===========  ===========  ===========  ===========   ===========
Unit value, end of period............... $     15.26  $     14.43  $     13.19  $      9.62   $     12.86
Assets, end of period................... $52,609,938  $53,540,709  $15,824,781  $10,855,368   $11,337,798
Investment income ratio/(1)/............        0.43%        0.14%        0.40%        0.29%         0.34%
Total return/(2)/.......................        5.81%        9.39%       37.06%      (25.18)%       (2.55)%

                                           Sub-Account
                                         ---------------
                                         Utilities Trust
                                            Series 0
                                         ---------------
                                          Period Ended
                                           Dec. 31/05~
                                         ---------------
Units, beginning of period..............         --
Units issued............................         49
Units redeemed..........................         (2)
                                             ------
Units, end of period....................         47
                                             ======
Unit value, end of period...............     $11.57
Assets, end of period...................     $  547
Investment income ratio/(1)/............       0.00%
Total return/(2)/.......................       3.87%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

                                                                 Sub-Account
                                         ---------------------------------------------------------
                                                               Utilities Trust
                                                                  Series 1
                                         ---------------------------------------------------------
                                         Year Ended  Year Ended  Year Ended Year Ended  Period Ended
                                         Dec. 31/05  Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01*
                                         ----------  ----------  ---------- ----------  ------------
Units, beginning of period..............    262,919      86,095     59,608      9,963          --
Units issued............................    295,499     229,797    232,158     69,015      10,675
Units redeemed..........................   (344,176)    (52,973)  (205,671)   (19,370)       (712)
                                         ----------  ----------  ---------   --------     -------
Units, end of period....................    214,242     262,919     86,095     59,608       9,963
                                         ==========  ==========  =========   ========     =======
Unit value, end of period............... $    14.54  $    12.44  $    9.61   $   7.15     $  9.35
Assets, end of period................... $3,114,125  $3,271,438  $ 827,660   $425,957     $93,121
Investment income ratio/(1)/............       0.45%       0.63%      0.97%      0.00%       0.76%
Total return/(2)/.......................      16.82%      29.42%     34.54%    (23.55)%    (25.22)%

--------
* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                         Sub-Account
                                         ------------
                                         Value Trust
                                           Series 0
                                         ------------
                                         Period Ended
                                         Dec. 31/05~
                                         ------------
Units, beginning of period..............        --
Units issued............................        46
Units redeemed..........................        --
                                            ------
Units, end of period....................        46
                                            ======
Unit value, end of period...............    $11.48
Assets, end of period...................    $  527
Investment income ratio/(1)/............      0.00%
Total return/(2)/.......................      5.54%
--------
~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                         Sub-Account
                                              ----------------------------------------------------------------
                                                                         Value Trust
                                                                          Series 1
                                              ----------------------------------------------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                               Dec. 31/05   Dec. 31/04   Dec. 31/03   Dec. 31/02    Dec. 31/01
                                              -----------  -----------  -----------  -----------   -----------
Units, beginning of period...................     857,071      927,735      901,064      812,349       529,481
Units issued.................................      64,856      103,866      172,244      241,640       458,658
Units redeemed...............................    (121,761)    (174,530)    (145,573)    (152,925)     (175,790)
                                              -----------  -----------  -----------  -----------   -----------
Units, end of period.........................     800,166      857,071      927,735      901,064       812,349
                                              ===========  ===========  ===========  ===========   ===========
Unit value, end of period.................... $     24.71  $     21.95  $     19.06  $     13.73   $     17.79
Assets, end of period........................ $19,767,664  $18,811,290  $17,679,245  $12,374,748   $14,453,761
Investment income ratio/(1)/.................        0.62%        0.60%        1.19%        0.78%         0.61%
Total return/(2)/............................       12.56%       15.18%       38.76%      (22.80)%        3.42%

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

5. Financial Highlights (continued)

/(1)/ These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
/(2)/ These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

6. Transactions with Affiliates

John Hancock Distributors LLC (formerly Manulife Financial Securities LLC), a registered broker-dealer and wholly owned subsidiary of JHUSA (formerly ManUSA), acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) or other broker-dealers having distribution agreements with John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this Agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

Majority of the investments held by the Account are invested in the Trust (Note
1).

        John Hancock Life Insurance Company (U.S.A.) Separate Account A (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account A)

                   Notes to Financial Statements (continued)

7. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                         SUPPLEMENT DATED MAY 1, 2006

                                      TO

                    PROSPECTUSES DATED MAY 1, 2006 OR LATER

                               -----------------

   This supplement is intended to be distributed with certain prospectuses dated May 1, 2006 or later for variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Protection Variable Universal Life," or "Accumulation Variable Universal Life," "Medallion Variable Universal Life Edge II." We refer to these prospectuses as the "Product Prospectuses."

   This supplement will be used only with policies sold through the product prospectuses and through duly appointed insurance agents who are associated with certain authorized general agencies and who are also registered representatives of certain authorized broker dealers.

                               -----------------

  This Supplement is accompanied with the prospectus for The World Insurance Trust that contains detailed information about the CSI Equity Fund. Be sure to read that prospectus before selecting the additional variable investment option/investment account described in this supplement.

                               -----------------

   Add the following investment account to the table on the cover page:

                           -------------------------
                                   CSI Equity
                           -------------------------


                                                           CSI Prod Supp (5/06)

                         SUPPLEMENT DATED MAY 1, 2006

                                      TO

                    PROSPECTUSES DATED MAY 1, 2006 OR LATER

                               -----------------

   This Supplement is to be distributed with certain prospectuses dated May 1, 2005 or later for variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Protection Variable Universal Life," "Accumulation Variable Universal Life," "Corporate VUL," "Medallion Variable Universal Life," "Medallion Variable Universal Life Edge," "Medallion Variable Universal Life Edge II," "Medallion Executive Variable Life," "Medallion Executive Variable Life III," "Performance Executive Variable Life," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge," or "Performance Survivorship Variable Universal Life." We refer to these prospectuses as the "Product Prospectuses."

   This supplement will be used only with policies sold through the product prospectuses and through registered representatives affiliated with the M Financial Group.

                               -----------------

This Supplement is accompanied with a prospectus dated April 30, 2006 for the M Fund, Inc. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options/investment accounts.

                               -----------------

                       AMENDMENT TO PRODUCT PROSPECTUSES

   The table on the cover page of each product prospectus is amended to include the following four additional variable investment options/investment accounts:

   Brandes International Equity
   Turner Core Growth
   Frontier Capital Appreciation
   Business Opportunity Value


                                                               VL M SUPP (5/06)

                      PROSPECTUS INSERT DATED MAY 1, 2006

                               -----------------

   The following text replaces footnotes H and I in the fund expense table contained in this prospectus.

/H/ Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, American Bond, and the American Growth-Income (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50% to 1.53%.
/I/ The adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund's "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of the Company or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the management fee shown for the 500 Index Trust B, Bond Index Trust B, International Equity Index Trust B and Money Market Trust B would be 0.22%, 0.22%, 0.30% and 0.24%, respectively, and the Total Fund Annual Expenses shown would be 0.25%, 0.25%, 0.34% and 0.28%, respectively.

05/01/06 H&I Supp

PART C
OTHER INFORMATION


Item 27. Exhibits

The following exhibits are filed as part of this Registration Statement:

     (a) Resolutions of Board of Directors of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) establishing Separate Account N. Incorporated by reference to exhibit A (1) to the pre-effective amendment no. 1 file number 333-71312 filed with the Commission on January 2, 2002.

     (b) Not applicable.

     (c) (1) Form of Distribution Agreement. Incorporated by reference to file number 333-66303 filed with the Commission on October 29, 1998.

     (2) Form of General Agent and Broker Dealer Servicing Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to Pre-Effective number 1, Exhibit 27
(c)(3), file number 333-126668 filed with the Commission on October 12, 2005.

     (3) Form of General Agent and Broker Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to Pre-Effective number 1, Exhibit 27 (c)(4), file number 333-126668 filed with the Commission on October 12, 2005.

     (d) Form of Specimen Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(5)(a) to this registration statement on Form S-6 filed on August 20, 2002.

     (e)(1) Form of Specimen Application for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post-effective amendment number 7 file number 33-52310 filed with the Commission on April 26, 1996.
(2) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post-effective amendment number 9 file number 33-52310 filed with the Commission on April 26, 1996.

     (f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(6) to the registration statement file number 333-41814 filed with the Commission on July 20, 2000.

     (a) Amendment to the Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) dated July 16, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (a) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (b) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (g) Not Applicable.

     (h)(1) Form of Participation Agreement among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (i) (1) Form of Service Agreement between The Manufacturers Life Insurance Company and the John Hancock Life Insurance Company (U.S.A.) (formerly,The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(8)(a) (i), (ii), (iii), (iv), (v)and (vi) to pre-effective amendment No. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (2) Form of Amendment to Service Agreement between The Manufacturers Life Insurance Company and the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(8)(a)(vii) to post-effective amendment No. 11 file number 33-57018 filed with the Commission March 1, 1999.

     (3) Form of Service Agreement. Incorporated by reference to Exhibit A(8)(c)(i) to pre-effective amendment no. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (4) Form of Amendment to Service Agreement. Incorporated by reference to Exhibit A(8)(c)(ii) to pre-effective amendment no. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (j) Not applicable.

     (k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit 2 (a) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) Consent of Independent Registered Public Accounting Firm filed herewith.

     (n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), filed herewith

     (o) Not Applicable.

     (p) Not Applicable.

     (q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

Powers of Attorney

     (i) Powers of Attorney for Alison Alden, James R. Boyle, Robert A. Cook, John DesPrezIII, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, and Warren Thomson filed herewith.


Item 28. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) as of April 1, 2006


Name and Principal Business Address        Position with Depositor
-------------------------------------      --------------------------------------------------------
Directors
Alison Alden** ......................      Director
James R. Boyle* .....................      Director
Robert Cook** .......................      Director
John D. DesPrez III* ................      Director
John R. Ostler**** ..................      Director
Rex Schlaybaugh Jr.******* ..........      Director
Diana Scott* ........................      Director
Warren Thomson** ....................      Director
Officers
John D. DesPrez III* ................      Chairman and President
James Boyle* ........................      Executive Vice President, Annuities
Robert A Cook** .....................      Executive Vice President, Life Insurance
Steven Mannik**** ...................      Executive Vice President & General Manager, Reinsurance
Katherine MacMillan***** ............      Senior Vice President and General Manager, RPS
Marc Costantini* ....................      Senior Vice President & Chief Financial Officer
Alison Alden** ......................      Senior Vice President, Human Resources
Emanuel Alves* ......................      Vice President and Secretary
Jonathan Chiel* .....................      Executive Vice President & General Counsel
Joseph Scott* .......................      Vice President & Chief Administrative Officer
Mitchell A. Karman*** ...............      Vice President, Chief Compliance Officer & Counsel
                                           Senior Executive Vice President and Chief Investments
Donald A. Guloien**** ...............      Officer
Steven Finch**** ....................      Senior Vice President, Finance Protection
Warren Thomson** ....................      Executive Vice President, Investments
Patrick Gill* .......................      Senior Vice President and Controller
Peter Copestake***** ................      Senior Vice President and Treasurer

Name and Principal Business Address        Position with Depositor
-------------------------------------      -------------------------------------------
Peter Mitsopoulos****** .............      Vice President, Treasury
Ian Cook**** ........................      Senior Vice President and CFO, Investments
Philip Clarkson*** ..................      Vice President, Taxation
Brian Collins**** ...................      Vice President, Taxation
John H. Durfey**** ..................      Assistant Secretary
Kwong Yiu**** .......................      Assistant Secretary
Grace O'Connell* ....................      Assistant Secretary
Elizabeth Clark* ....................      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

******Principal Business Office is 380 Stuart Street, Boston, MA 02117

*******Principal Business Office is 400 Renaissance Center, Detroit, MI 48243


Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock (USA), operated as a unit investment trust. Registrant supports benefits payable under John Hancock USA's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.

A list of persons directly or indirectly controlled by or under common contract with John Hancock (USA) as of December 31, 2005 appears below:

     Manulife Reinsurance Limited (Bermuda)

     Cavalier Cable, Inc.

     John Hancock Investment Management Services, LLC

     Manulife Reinsurance (Bermuda) Limited

     Manulife Service Corporation

     John Hancock Life Insurance Company of New York

     Ennal, Inc.

     John Hancock Distributors, LLC

     Ironside Venture Partners I LLC

     Ironside Venture Partners II LLC

     Avon Long Term Care Leaders LLC

     Manulife Leasing Co., LLC


Item 30. Indemnification

     Article XII of the Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) provides as follows:

     No director of this Corporation shall be personally liable to the Corporation orits shareholders or policyholders for monetarydamages for breach of the director's fiduciary duty, provided,that the foregoingshall not eliminate or limit the liability of a director for any of the following:

(i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

(ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

(iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

(iv) a transaction from which the director derived an improper personal benefit; or

(v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability or any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriter

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.


Name of Investment Company                              Capacity in Which Acting
--------------------------------------------------      -------------------------
John Hancock Variable Life Separate Account S ....      Principal Underwriter
John Hancock Variable Life Separate Account U ....      Principal Underwriter
John Hancock Variable Life Separate Account V ....      Principal Underwriter
John Hancock Variable Life Separate Account UV ...      Principal Underwriter
John Hancock Variable Annuity Separate Account I .      Principal Underwriter
John Hancock Variable Annuity Separate Account JF       Principal Underwriter
John Hancock Variable Annuity Separate Account U .      Principal Underwriter
John Hancock Variable Annuity Separate Account V .      Principal Underwriter
John Hancock Variable Annuity Separate Account H .      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account A ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account N ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account H ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account I ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account J ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account K ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account M ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account B ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account A ...............................      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following comprise the Board of Managers and officers of JHD LLC.


Name                          Title
------------------------      ---------------------------------------
Marc Costantini* .......      Chairman
Steve Finch**** ........      President and Chief Executive Officer

Name                                   Title
---------------------------------      -----------------------------------------------------------
Kevin Hill * ....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher Walker**** ..........      Vice President and Chief Compliance Officer
Marc Costantini* ................      Chairman
Steve Finch**** .................      President and CEO
Peter Copestake***** ............      Vice President and Treasurer
James C. Hoodlet*** .............      Secretary and General Counsel
Kevin Hill* .....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher M. Walker**** .......      Vice President and Chief Compliance Officer
Brian Collins**** ...............      Vice President, U.S. Taxation
Philip Clarkson*** ..............      Vice President, U.S. Taxation
Jeffrey H. Long* ................      Chief Financial Officer and Financial Operations Principal
David Crawford**** ..............      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

     (c) John Hancock Distributors, LLC


     The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).


Item 32. Location of Accounts and Records

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant's depositor keeps all other records required by Section 31 (a) of the Act.


Item 33. Management Services

     None


Item 34. Fee Representation

     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     The John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 27th day of April, 2006.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT A
                                  (Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                           By: /s/ John D. DesPrez III
                              ------------------
                               John D. DesPrez III
                                    Chairman

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                   (Depositor)

                           By: /s/ John D. DesPrez III
                              ------------------
                               John D. DesPrez III

                                    Chairman

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 27th day of April, 2006.


/s/ Patrick Gill                      Senior Vice President and Controller
------------------------------
Patrick Gill

/s/ Marc Costantini                   Senior Vice President and Chief Financial
------------------------------         Officer
Marc Costantini
*                                     Director
------------------------------
Alison Alden
*                                     Director
------------------------------
James Boyle
*                                     Director
------------------------------
Robert Cook
*                                     Director
------------------------------
John D. DesPrez III
*                                     Director
------------------------------
John R. Ostler
*                                     Director
------------------------------
Rex Schlaybaugh Jr.
*                                     Director
------------------------------
Diana Scott
*                                     Director
------------------------------
Warren Thomson
/s/James C. Hoodlet
------------------------------
James C. Hoodlet


Pursuant to Power of Attorney